First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.7%
14,155	Axon Enterprise, Inc. (a)	$5,994,642
7,488	General Dynamics Corp.	2,183,576
23,995	General Electric Co.	4,121,861
21,631	HEICO Corp.	5,298,513
56,422	Howmet Aerospace, Inc.	5,626,402
9,512	L3Harris Technologies, Inc.	2,353,935
1,936	Lockheed Martin Corp.	1,057,153
2,142	Northrop Grumman Corp.	1,090,321
51,084	Textron, Inc.	4,108,175
2,379	TransDigm Group, Inc.	3,098,172
		34,932,750
	Air Freight & Logistics — 0.6%
8,609	Expeditors International of Washington, Inc.	1,024,471
16,534	FedEx Corp.	4,527,836
16,595	United Parcel Service, Inc., Class B	2,224,726
		7,777,033
	Automobile Components — 0.4%
78,550	Aptiv PLC (a)	4,463,996
	Automobiles — 1.2%
535,635	Ford Motor Co.	5,511,684
126,145	General Motors Co.	6,403,120
100,827	Rivian Automotive, Inc., Class A (a)	1,018,353
8,648	Tesla, Inc. (a)	2,160,703
		15,093,860
	Banks — 4.0%
85,529	Bank of America Corp.	3,576,823
72,285	Citigroup, Inc.	4,638,528
110,179	Citizens Financial Group, Inc.	4,640,739
79,220	Fifth Third Bancorp	3,460,330
2,457	First Citizens BancShares, Inc., Class A	4,760,069
307,827	Huntington Bancshares, Inc.	4,799,023
16,096	JPMorgan Chase & Co.	3,572,024
135,076	KeyCorp	2,330,061
25,405	M&T Bank Corp.	4,945,845
12,239	PNC Financial Services Group (The), Inc.	2,304,237
145,469	Regions Financial Corp.	3,472,345
74,213	U.S. Bancorp	3,585,230
80,103	Wells Fargo & Co.	5,200,287
		51,285,541
	Beverages — 0.6%
45,987	Brown-Forman Corp., Class B	2,024,808
31,485	Coca-Cola (The) Co.	2,056,285
Shares	Description	Value

	Beverages (Continued)
90,550	Keurig Dr Pepper, Inc.	$2,983,623
6,652	PepsiCo, Inc.	1,104,764
		8,169,480
	Biotechnology — 1.2%
16,453	Alnylam Pharmaceuticals, Inc. (a)	4,386,205
3,511	Amgen, Inc.	1,124,082
17,508	Biogen, Inc. (a)	3,046,392
15,785	United Therapeutics Corp. (a)	5,903,117
2,432	Vertex Pharmaceuticals, Inc. (a)	1,157,583
		15,617,379
	Broadline Retail — 0.9%
6,072	Amazon.com, Inc. (a)	1,131,821
230,399	Coupang, Inc. (a)	5,941,990
69,498	eBay, Inc.	3,996,830
		11,070,641
	Building Products — 2.1%
23,342	Builders FirstSource, Inc. (a)	4,000,819
5,031	Carlisle Cos., Inc.	2,124,239
42,164	Carrier Global Corp.	3,066,166
14,575	Johnson Controls International PLC	1,101,141
7,489	Lennox International, Inc.	4,512,647
13,478	Masco Corp.	1,077,027
32,044	Owens Corning	5,665,059
14,550	Trane Technologies PLC	5,385,828
		26,932,926
	Capital Markets — 4.9%
7,223	Ameriprise Financial, Inc.	3,685,897
7,260	Ares Management Corp., Class A	1,217,357
78,713	Bank of New York Mellon (The) Corp.	5,931,812
1,191	Blackrock, Inc.	1,168,407
5,523	Cboe Global Markets, Inc.	1,179,547
6,349	Coinbase Global, Inc., Class A (a)	1,138,058
11,425	Goldman Sachs Group (The), Inc.	5,915,751
21,126	Intercontinental Exchange, Inc.	3,292,910
43,317	KKR & Co., Inc.	5,988,142
7,151	Moody’s Corp.	3,246,840
32,558	Morgan Stanley	3,784,867
1,941	MSCI, Inc.	1,108,699
30,989	Nasdaq, Inc.	2,290,707
37,697	Northern Trust Corp.	3,789,302
18,475	Raymond James Financial, Inc.	2,738,365
144,910	Robinhood Markets, Inc., Class A (a)	3,403,936
6,570	S&P Global, Inc.	3,155,965

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
38,361	State Street Corp.	$3,559,901
51,926	T. Rowe Price Group, Inc.	5,704,590
		62,301,053
	Chemicals — 2.9%
7,599	Air Products and Chemicals, Inc.	2,359,717
41,603	Celanese Corp.	5,240,730
65,924	CF Industries Holdings, Inc.	5,420,930
38,484	Corteva, Inc.	2,344,445
62,123	Dow, Inc.	3,067,634
25,390	DuPont de Nemours, Inc.	2,107,116
8,861	Ecolab, Inc.	2,177,414
58,982	LyondellBasell Industries N.V., Class A	5,122,587
25,622	PPG Industries, Inc.	3,190,195
9,349	RPM International, Inc.	1,188,351
8,892	Sherwin-Williams (The) Co.	3,190,183
15,054	Westlake Corp.	1,986,225
		37,395,527
	Commercial Services & Supplies — 0.8%
21,979	Cintas Corp.	4,523,498
5,633	Republic Services, Inc.	1,115,334
22,366	Rollins, Inc.	1,054,333
30,339	Veralto Corp.	3,100,343
		9,793,508
	Communications Equipment — 1.0%
11,790	Arista Networks, Inc. (a)	4,556,128
63,768	Cisco Systems, Inc.	3,492,573
10,064	Motorola Solutions, Inc.	4,522,258
		12,570,959
	Construction & Engineering — 0.9%
13,138	EMCOR Group, Inc.	5,860,467
18,971	Quanta Services, Inc.	5,722,223
		11,582,690
	Consumer Finance — 1.7%
127,144	Ally Financial, Inc.	4,456,397
20,856	American Express Co.	5,632,788
30,221	Capital One Financial Corp.	4,919,677
113,399	Synchrony Financial	6,252,821
		21,261,683
	Consumer Staples Distribution & Retail — 1.8%
9,034	Casey’s General Stores, Inc.	3,559,577
5,105	Costco Wholesale Corp.	4,462,689
53,507	Dollar General Corp.	4,282,700
78,971	Kroger (The) Co.	4,404,213
Shares	Description	Value

	Consumer Staples Distribution & Retail (Continued)
28,985	Sysco Corp.	$2,172,426
29,032	Target Corp.	4,355,961
		23,237,566
	Containers & Packaging — 0.8%
5,124	Avery Dennison Corp.	1,060,822
92,631	International Paper Co.	5,144,726
15,755	Packaging Corp. of America	3,606,949
		9,812,497
	Distributors — 0.3%
24,296	Genuine Parts Co.	2,786,751
3,002	Pool Corp.	1,085,643
		3,872,394
	Diversified Telecommunication Services — 0.8%
257,105	AT&T, Inc.	5,795,147
100,758	Verizon Communications, Inc.	4,244,934
		10,040,081
	Electric Utilities — 4.4%
55,920	Alliant Energy Corp.	3,355,200
44,104	American Electric Power Co., Inc.	4,355,270
17,402	Constellation Energy Corp.	4,576,030
39,245	Duke Energy Corp.	4,523,771
38,969	Edison International	3,211,046
34,382	Entergy Corp.	5,321,646
111,591	Exelon Corp.	4,385,526
51,015	FirstEnergy Corp.	2,133,957
53,532	NextEra Energy, Inc.	4,242,411
62,088	NRG Energy, Inc.	5,612,755
171,665	PG&E Corp.	3,471,066
102,594	PPL Corp.	3,340,461
25,089	Southern (The) Co.	2,283,852
69,297	Xcel Energy, Inc.	4,629,733
		55,442,724
	Electrical Equipment — 0.9%
6,827	Eaton Corp. PLC	2,263,697
10,343	Emerson Electric Co.	1,119,837
5,282	Hubbell, Inc.	2,255,572
56,853	Vertiv Holdings Co., Class A	6,213,464
		11,852,570
	Electronic Equipment, Instruments & Components — 0.5%
17,362	Amphenol Corp., Class A	1,163,601
14,236	Keysight Technologies, Inc. (a)	2,121,306
7,755	Teledyne Technologies, Inc. (a)	3,531,007
		6,815,914

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services — 1.2%
125,175	Baker Hughes Co.	$4,766,664
194,710	Halliburton Co.	5,401,256
134,834	Schlumberger N.V.	5,402,798
		15,570,718
	Entertainment — 1.5%
43,831	Liberty Media Corp.-Liberty Formula One, Class C (a)	3,499,467
41,329	Live Nation Entertainment, Inc. (a)	4,841,279
4,786	Netflix, Inc. (a)	3,618,360
102,237	ROBLOX Corp., Class A (a)	5,287,698
23,522	Walt Disney (The) Co.	2,262,816
		19,509,620
	Financial Services — 1.7%
18,113	Apollo Global Management, Inc.	2,594,868
7,374	Berkshire Hathaway, Inc., Class B (a)	3,325,084
155,180	Corebridge Financial, Inc.	4,930,069
7,234	Corpay, Inc. (a)	2,385,194
25,189	Fiserv, Inc. (a)	4,984,903
2,290	Mastercard, Inc., Class A	1,144,061
28,995	PayPal Holdings, Inc. (a)	2,299,304
		21,663,483
	Food Products — 2.4%
94,681	Archer-Daniels-Midland Co.	5,227,338
58,530	Bunge Global S.A.	4,917,691
46,250	Campbell Soup Co.	2,157,562
34,787	Conagra Brands, Inc.	1,006,736
45,955	General Mills, Inc.	3,125,859
11,798	Hershey (The) Co.	2,095,089
107,060	Hormel Foods Corp.	3,270,683
96,662	Kraft Heinz (The) Co.	3,234,310
13,746	McCormick & Co., Inc.	1,075,487
30,712	Mondelez International, Inc., Class A	2,103,158
37,988	Tyson Foods, Inc., Class A	2,225,717
		30,439,630
	Gas Utilities — 0.4%
32,622	Atmos Energy Corp.	4,527,281
	Ground Transportation — 0.9%
98,286	CSX Corp.	3,306,341
19,693	J.B. Hunt Transport Services, Inc.	3,556,950
4,553	Norfolk Southern Corp.	1,140,208
5,695	Old Dominion Freight Line, Inc.	1,146,517
30,103	Uber Technologies, Inc. (a)	2,168,921
		11,318,937
Shares	Description	Value

	Health Care Equipment & Supplies — 1.9%
9,924	Abbott Laboratories	$1,125,084
4,692	Becton Dickinson & Co.	1,096,004
40,499	Boston Scientific Corp. (a)	3,402,726
12,053	GE HealthCare Technologies, Inc.	1,052,830
27,774	Hologic, Inc. (a)	2,246,083
6,908	Intuitive Surgical, Inc. (a)	3,480,527
25,132	Medtronic PLC	2,243,031
18,537	ResMed, Inc.	4,494,666
3,132	Stryker Corp.	1,115,869
41,918	Zimmer Biomet Holdings, Inc.	4,481,873
		24,738,693
	Health Care Providers & Services — 2.9%
75,138	Centene Corp. (a)	4,678,092
6,532	Cigna Group (The)	2,056,339
89,954	CVS Health Corp.	5,078,803
6,527	Elevance Health, Inc.	2,648,395
13,917	HCA Healthcare, Inc.	4,992,585
10,715	Humana, Inc.	2,762,648
10,124	Labcorp Holdings, Inc.	2,311,005
6,567	Molina Healthcare, Inc. (a)	2,109,452
29,147	Quest Diagnostics, Inc.	4,512,830
34,034	Tenet Healthcare Corp. (a)	5,275,951
		36,426,100
	Health Care REITs — 1.0%
19,053	Alexandria Real Estate Equities, Inc.	2,125,362
98,930	Healthpeak Properties, Inc.	2,220,979
70,561	Ventas, Inc.	4,621,040
26,507	Welltower, Inc.	3,575,264
		12,542,645
	Hotels, Restaurants & Leisure — 3.1%
805	Booking Holdings, Inc.	3,764,381
244,862	Carnival Corp. (a)	5,386,964
19,633	Chipotle Mexican Grill, Inc. (a)	1,094,932
13,785	Darden Restaurants, Inc.	2,205,876
31,703	DoorDash, Inc., Class A (a)	4,967,860
38,213	Expedia Group, Inc. (a)	5,973,074
14,723	Hilton Worldwide Holdings, Inc.	3,457,697
44,944	Las Vegas Sands Corp.	2,330,346
4,551	Marriott International, Inc., Class A	1,183,351
3,715	McDonald’s Corp.	1,085,189
31,892	Royal Caribbean Cruises Ltd.	6,580,914
11,604	Starbucks Corp.	1,133,711
		39,164,295
	Household Durables — 2.3%
29,649	D.R. Horton, Inc.	5,010,681

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
19,280	Garmin Ltd.	$3,824,188
30,170	Lennar Corp., Class A	5,137,951
346	NVR, Inc. (a)	3,166,872
39,408	PulteGroup, Inc.	5,104,518
36,612	Toll Brothers, Inc.	5,361,461
2,780	TopBuild Corp. (a)	982,397
		28,588,068
	Household Products — 0.3%
6,943	Clorox (The) Co.	1,100,813
21,795	Colgate-Palmolive Co.	2,042,409
7,950	Kimberly-Clark Corp.	1,066,731
		4,209,953
	Independent Power and Renewable Electricity Producers — 0.5%
47,717	Vistra Corp.	5,962,716
	Insurance — 6.2%
40,475	Aflac, Inc.	4,241,375
29,825	Allstate (The) Corp.	5,562,959
61,792	American International Group, Inc.	4,688,777
3,269	Aon PLC, Class A	1,199,298
40,445	Arch Capital Group Ltd. (a)	3,986,259
8,041	Arthur J. Gallagher & Co.	2,261,129
43,678	Brown & Brown, Inc.	4,570,466
15,691	Chubb Ltd.	4,431,766
41,554	Cincinnati Financial Corp.	5,852,050
10,478	Erie Indemnity Co., Class A	4,702,945
14,436	Everest Group Ltd.	5,133,586
36,457	Fidelity National Financial, Inc.	2,193,618
38,475	Hartford Financial Services Group (The), Inc.	4,249,179
57,244	Loews Corp.	4,519,986
722	Markel Group, Inc. (a)	1,113,331
5,071	Marsh & McLennan Cos., Inc.	1,106,695
13,716	MetLife, Inc.	1,075,609
26,340	Principal Financial Group, Inc.	2,170,416
22,290	Progressive (The) Corp.	5,412,681
18,683	Prudential Financial, Inc.	2,288,294
10,385	Reinsurance Group of America, Inc.	2,192,066
14,496	Travelers (The) Cos., Inc.	3,565,146
39,883	W.R. Berkley Corp.	2,280,111
		78,797,742
	Interactive Media & Services — 0.4%
6,822	Alphabet, Inc., Class A	1,167,313
7,904	Meta Platforms, Inc., Class A	4,486,152
		5,653,465
Shares	Description	Value

	IT Services — 1.8%
3,201	Accenture PLC, Class A	$1,103,769
44,825	Akamai Technologies, Inc. (a)	4,530,911
73,287	Cognizant Technology Solutions Corp., Class A	5,466,477
4,464	Gartner, Inc. (a)	2,243,160
28,863	GoDaddy, Inc., Class A (a)	4,814,348
20,469	International Business Machines Corp.	4,231,352
		22,390,017
	Life Sciences Tools & Services — 0.4%
4,773	IQVIA Holdings, Inc. (a)	982,379
8,855	Revvity, Inc.	1,050,114
1,828	Thermo Fisher Scientific, Inc.	998,673
3,144	Waters Corp. (a)	1,015,858
3,768	West Pharmaceutical Services, Inc.	1,160,280
		5,207,304
	Machinery — 3.4%
8,677	Caterpillar, Inc.	3,264,287
6,989	Cummins, Inc.	2,299,241
8,132	Deere & Co.	3,290,939
5,900	Dover Corp.	1,117,047
28,664	Fortive Corp.	2,047,469
10,548	IDEX Corp.	2,264,023
23,049	Ingersoll Rand, Inc.	2,212,704
4,308	Nordson Corp.	1,067,910
10,883	Otis Worldwide Corp.	1,068,711
57,320	PACCAR, Inc.	5,977,330
7,161	Parker-Hannifin Corp.	4,540,575
19,524	Snap-on, Inc.	6,445,458
31,118	Westinghouse Air Brake Technologies Corp.	5,849,562
16,756	Xylem, Inc.	2,040,546
		43,485,802
	Media — 1.8%
10,472	Charter Communications, Inc., Class A (a)	3,430,732
135,416	Comcast Corp., Class A	5,913,617
133,624	Fox Corp., Class A	5,612,208
84,961	News Corp., Class A	2,315,187
21,883	Omnicom Group, Inc.	2,210,183
30,951	Trade Desk (The), Inc., Class A (a)	3,720,620
		23,202,547
	Metals & Mining — 1.4%
22,661	Freeport-McMoRan, Inc.	1,020,198
37,624	Nucor Corp.	5,336,588
19,559	Reliance, Inc.	5,600,524
44,863	Steel Dynamics, Inc.	5,854,622
		17,811,932

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities — 3.2%
51,739	Ameren Corp.	$4,506,984
153,809	CenterPoint Energy, Inc.	4,541,980
48,050	CMS Energy Corp.	3,344,760
43,455	Consolidated Edison, Inc.	4,418,504
58,726	Dominion Energy, Inc.	3,495,959
35,239	DTE Energy Co.	4,377,389
130,593	NiSource, Inc.	4,591,650
38,042	Public Service Enterprise Group, Inc.	3,401,335
54,108	Sempra	4,510,984
35,286	WEC Energy Group, Inc.	3,370,872
		40,560,417
	Oil, Gas & Consumable Fuels — 7.1%
25,162	Cheniere Energy, Inc.	4,815,504
38,408	Chevron Corp.	5,715,879
53,726	ConocoPhillips	5,885,146
236,172	Coterra Energy, Inc.	5,649,234
144,589	Devon Energy Corp.	5,592,703
32,810	Diamondback Energy, Inc.	5,799,824
46,012	EOG Resources, Inc.	5,611,623
123,500	EQT Corp.	4,512,690
48,253	Exxon Mobil Corp.	5,634,985
204,847	Kinder Morgan, Inc.	5,020,800
34,721	Marathon Petroleum Corp.	5,050,864
109,746	Occidental Petroleum Corp.	5,499,372
37,241	ONEOK, Inc.	3,607,908
43,031	Phillips 66	5,242,036
30,572	Targa Resources Corp.	5,104,301
3,836	Texas Pacific Land Corp.	4,472,776
41,889	Valero Energy Corp.	5,435,517
24,781	Williams (The) Cos., Inc.	1,297,781
		89,948,943
	Passenger Airlines — 1.4%
111,367	Delta Air Lines, Inc.	6,372,420
114,540	Southwest Airlines Co.	3,502,633
99,130	United Airlines Holdings, Inc. (a)	7,757,914
		17,632,967
	Pharmaceuticals — 0.9%
2,554	Eli Lilly & Co.	2,119,156
20,941	Johnson & Johnson	3,347,628
389,755	Viatris, Inc.	4,521,158
5,791	Zoetis, Inc.	1,035,315
		11,023,257
	Professional Services — 1.3%
27,801	Booz Allen Hamilton Holding Corp.	5,050,329
Shares	Description	Value

	Professional Services (Continued)
10,523	Broadridge Financial Solutions, Inc.	$2,218,880
11,549	Equifax, Inc.	3,060,716
17,285	Jacobs Solutions, Inc.	2,429,925
8,430	Paychex, Inc.	1,174,552
45,733	SS&C Technologies Holdings, Inc.	3,198,109
		17,132,511
	Residential REITs — 0.6%
5,021	AvalonBay Communities, Inc.	1,112,704
45,578	Equity Residential	3,207,324
3,830	Essex Property Trust, Inc.	1,087,184
14,239	Mid-America Apartment Communities, Inc.	2,154,930
		7,562,142
	Retail REITs — 0.5%
97,439	Kimco Realty Corp.	2,311,253
35,676	Realty Income Corp.	2,118,084
13,386	Simon Property Group, Inc.	2,263,841
		6,693,178
	Semiconductors & Semiconductor Equipment — 2.3%
19,674	Broadcom, Inc.	3,340,055
18,141	First Solar, Inc. (a)	3,528,062
192,883	Intel Corp.	4,150,842
1,461	KLA Corp.	973,362
10,909	Micron Technology, Inc.	1,087,082
2,447	Monolithic Power Systems, Inc.	1,858,007
27,947	NVIDIA Corp.	3,710,244
77,900	ON Semiconductor Corp. (a)	5,491,171
57,268	Skyworks Solutions, Inc.	5,015,531
		29,154,356
	Software — 3.9%
43,327	AppLovin Corp., Class A (a)	7,339,161
4,107	Autodesk, Inc. (a)	1,165,567
2,911	Fair Isaac Corp. (a)	5,801,943
43,762	Fortinet, Inc. (a)	3,442,319
164,967	Gen Digital, Inc.	4,802,189
12,061	Manhattan Associates, Inc. (a)	3,176,385
6,709	MicroStrategy, Inc., Class A (a)	1,640,351
26,555	Oracle Corp.	4,456,991
152,052	Palantir Technologies, Inc., Class A (a)	6,319,281
3,311	Palo Alto Networks, Inc. (a)	1,193,053
3,795	ServiceNow, Inc. (a)	3,540,697
5,814	Tyler Technologies, Inc. (a)	3,520,900
48,664	Zoom Video Communications, Inc., Class A (a)	3,637,147
		50,035,984

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialized REITs — 1.6%
9,729	American Tower Corp.	$2,077,531
9,536	Crown Castle, Inc.	1,025,025
1,274	Equinix, Inc.	1,156,894
12,556	Extra Space Storage, Inc.	2,050,395
21,988	Gaming and Leisure Properties, Inc.	1,103,578
47,600	Iron Mountain, Inc.	5,889,548
9,327	Public Storage	3,069,142
4,700	SBA Communications Corp.	1,078,509
33,962	VICI Properties, Inc.	1,078,633
66,821	Weyerhaeuser Co.	2,082,142
		20,611,397
	Specialty Retail — 2.5%
358	AutoZone, Inc. (a)	1,077,222
32,854	Best Buy Co., Inc.	2,970,987
21,468	Burlington Stores, Inc. (a)	5,319,126
25,989	Carvana Co. (a)	6,427,340
2,792	Home Depot (The), Inc.	1,099,350
4,177	Lowe’s Cos., Inc.	1,093,664
982	O’Reilly Automotive, Inc. (a)	1,132,384
15,032	Ross Stores, Inc.	2,100,271
28,873	TJX (The) Cos., Inc.	3,263,515
7,778	Tractor Supply Co.	2,065,137
11,628	Ulta Beauty, Inc. (a)	4,290,499
7,303	Williams-Sonoma, Inc.	979,551
		31,819,046
	Technology Hardware, Storage & Peripherals — 1.3%
9,711	Apple, Inc.	2,193,812
19,086	Dell Technologies, Inc., Class C	2,359,602
276,457	Hewlett Packard Enterprise Co.	5,388,147
31,538	HP, Inc.	1,120,230
18,319	NetApp, Inc.	2,112,364
30,984	Seagate Technology Holdings PLC	3,109,864
		16,284,019
	Textiles, Apparel & Luxury Goods — 0.3%
14,189	Deckers Outdoor Corp. (a)	2,282,868
25,594	NIKE, Inc., Class B	1,974,065
		4,256,933
	Tobacco — 0.5%
22,164	Altria Group, Inc.	1,207,051
37,274	Philip Morris International, Inc.	4,946,260
		6,153,311
	Trading Companies & Distributors — 0.9%
6,986	United Rentals, Inc.	5,678,221
Shares	Description	Value

	Trading Companies & Distributors (Continued)
3,267	W.W. Grainger, Inc.	$3,623,854
4,600	Watsco, Inc.	2,175,846
		11,477,921
	Water Utilities — 0.2%
15,472	American Water Works Co., Inc.	2,136,838
	Wireless Telecommunication Services — 0.4%
21,929	T-Mobile US, Inc.	4,893,676
	Total Common Stocks	1,269,910,616
	(Cost $1,087,391,516)
MONEY MARKET FUNDS — 0.2%
2,002,802	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (b)	2,002,802
	(Cost $2,002,802)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$2,987	JPMorgan Chase & Co., 4.85% (b), dated 10/31/24, due 11/01/24, with a maturity value of $2,987. Collateralized by U.S. Treasury Securities, interest rates of 1.38% to 4.13%, due 02/28/30 to 08/15/46. The value of the collateral including accrued interest is $3,047. (c)	2,987
	(Cost $2,987)

	Total Investments — 100.0%	1,271,916,405
	(Cost $1,089,397,305)
	Net Other Assets and Liabilities — 0.0%	57,732
	Net Assets — 100.0%	$1,271,974,137

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2024.
(c)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust Large Cap Core AlphaDEX® Fund (FEX)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,269,910,616	$ 1,269,910,616	$ —	$ —
Money Market Funds	2,002,802	2,002,802	—	—
Repurchase Agreements	2,987	—	2,987	—
Total Investments	$1,271,916,405	$1,271,913,418	$2,987	$—

*	See Portfolio of Investments for industry breakout.

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.9%
18,441	AeroVironment, Inc. (a)	$3,964,078
25,511	BWX Technologies, Inc.	3,105,964
11,248	Curtiss-Wright Corp.	3,880,110
13,985	Huntington Ingalls Industries, Inc.	2,586,666
131,018	Leonardo DRS, Inc. (a)	3,939,711
22,877	Moog, Inc., Class A	4,314,602
10,779	Woodward, Inc.	1,768,726
		23,559,857
	Air Freight & Logistics — 0.2%
35,504	GXO Logistics, Inc. (a)	2,123,494
	Automobile Components — 1.0%
127,354	BorgWarner, Inc.	4,282,915
42,342	Lear Corp.	4,054,670
34,803	Modine Manufacturing Co. (a)	4,098,749
		12,436,334
	Automobiles — 0.5%
119,948	Harley-Davidson, Inc.	3,832,338
25,234	Thor Industries, Inc.	2,626,355
		6,458,693
	Banks — 6.6%
44,445	Ameris Bancorp	2,755,146
49,076	Atlantic Union Bankshares Corp.	1,855,073
73,500	Axos Financial, Inc. (a)	4,977,420
86,004	Bank OZK	3,762,675
17,670	BOK Financial Corp.	1,877,084
116,086	Cadence Bank	3,880,755
106,204	Columbia Banking System, Inc.	3,027,876
30,857	Comerica, Inc.	1,965,899
15,560	Commerce Bancshares, Inc.	972,500
16,527	Cullen/Frost Bankers, Inc.	2,104,713
44,686	East West Bancorp, Inc.	4,356,438
196,527	F.N.B. Corp.	2,849,642
74,926	First Financial Bankshares, Inc.	2,707,826
178,557	First Horizon Corp.	3,094,393
54,192	Hancock Whitney Corp.	2,822,319
68,241	Home BancShares, Inc.	1,862,297
30,920	International Bancshares Corp.	1,894,159
99,070	Old National Bancorp	1,908,088
18,870	Pinnacle Financial Partners, Inc.	1,989,842
18,437	Popular, Inc.	1,645,134
25,651	Prosperity Bancshares, Inc.	1,877,653
57,447	ServisFirst Bancshares, Inc.	4,776,144
19,023	SouthState Corp.	1,855,313
20,785	Synovus Financial Corp.	1,036,548
17,589	UMB Financial Corp.	1,930,041
49,829	United Bankshares, Inc.	1,877,557
Shares	Description	Value

	Banks (Continued)
63,571	United Community Banks, Inc.	$1,809,231
306,069	Valley National Bancorp	2,898,473
59,493	Webster Financial Corp.	3,081,737
21,374	Western Alliance Bancorp	1,778,531
25,551	Wintrust Financial Corp.	2,961,105
58,725	Zions Bancorp N.A.	3,057,223
		81,248,835
	Beverages — 0.7%
3,512	Coca-Cola Consolidated, Inc.	3,948,401
80,349	Molson Coors Beverage Co., Class B	4,376,610
		8,325,011
	Biotechnology — 1.8%
99,070	Alkermes PLC (a)	2,546,099
40,249	Avidity Biosciences, Inc. (a)	1,700,923
9,992	Blueprint Medicines Corp. (a)	874,400
106,859	Exelixis, Inc. (a)	3,547,719
48,445	Halozyme Therapeutics, Inc. (a)	2,449,863
37,985	Insmed, Inc. (a)	2,555,631
36,406	Natera, Inc. (a)	4,403,670
20,383	REVOLUTION Medicines, Inc. (a)	1,090,490
80,098	Roivant Sciences Ltd. (a)	925,132
33,278	Ultragenyx Pharmaceutical, Inc. (a)	1,696,845
		21,790,772
	Broadline Retail — 1.0%
12,046	Dillard’s, Inc., Class A	4,475,330
235,648	Macy’s, Inc.	3,614,840
123,298	Nordstrom, Inc.	2,787,768
19,020	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,746,607
		12,624,545
	Building Products — 1.7%
10,290	A.O. Smith Corp.	772,779
34,286	AAON, Inc.	3,916,147
12,685	Allegion PLC	1,771,207
21,098	Armstrong World Industries, Inc.	2,944,226
39,501	AZEK (The) Co., Inc. (a)	1,738,044
12,614	CSW Industrials, Inc.	4,454,003
10,325	Fortune Brands Innovations, Inc.	860,382
4,832	Simpson Manufacturing Co., Inc.	868,745
28,178	UFP Industries, Inc.	3,447,297
		20,772,830
	Capital Markets — 3.8%
25,994	Affiliated Managers Group, Inc.	5,040,237
47,744	Blue Owl Capital, Inc.	1,067,556
19,267	Cohen & Steers, Inc.	1,903,002
183,490	Franklin Resources, Inc.	3,811,087
244,694	Golub Capital BDC, Inc.	3,704,667

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
27,447	Hamilton Lane, Inc., Class A	$4,930,579
17,548	Houlihan Lokey, Inc.	3,031,768
26,530	Interactive Brokers Group, Inc., Class A	4,047,947
30,036	Jefferies Financial Group, Inc.	1,921,703
18,522	Main Street Capital Corp.	950,920
7,216	MarketAxess Holdings, Inc.	2,088,455
2,896	Morningstar, Inc.	950,033
13,027	Piper Sandler Cos.	3,694,978
40,079	SEI Investments Co.	2,996,306
9,844	Stifel Financial Corp.	1,020,035
48,176	TPG, Inc.	3,260,552
22,422	Tradeweb Markets, Inc., Class A	2,847,594
		47,267,419
	Chemicals — 2.7%
42,512	Ashland, Inc.	3,595,240
36,737	Avient Corp.	1,712,312
51,081	Axalta Coating Systems Ltd. (a)	1,936,991
5,252	Balchem Corp.	878,817
33,079	Cabot Corp.	3,566,909
33,027	Eastman Chemical Co.	3,470,807
34,032	Element Solutions, Inc.	922,267
70,088	FMC Corp.	4,555,019
23,288	H.B. Fuller Co.	1,704,216
38,196	Huntsman Corp.	840,312
138,063	Mosaic (The) Co.	3,694,566
57,795	Olin Corp.	2,371,329
42,645	Scotts Miracle-Gro (The) Co.	3,709,262
		32,958,047
	Commercial Services & Supplies — 1.0%
39,966	Brink’s (The) Co.	4,108,105
9,291	Casella Waste Systems, Inc., Class A (a)	909,403
11,472	Clean Harbors, Inc. (a)	2,653,015
97,999	Tetra Tech, Inc.	4,790,191
		12,460,714
	Communications Equipment — 0.2%
8,396	F5, Inc. (a)	1,963,656
	Construction & Engineering — 1.0%
19,509	Arcosa, Inc.	1,826,823
11,840	Comfort Systems USA, Inc.	4,629,913
23,448	Dycom Industries, Inc. (a)	4,087,690
19,374	Fluor Corp. (a)	1,012,873
3,188	Valmont Industries, Inc.	993,636
		12,550,935
Shares	Description	Value

	Construction Materials — 1.0%
12,854	Eagle Materials, Inc.	$3,669,303
51,702	Knife River Corp. (a)	5,031,639
71,047	Summit Materials, Inc., Class A (a)	3,368,338
		12,069,280
	Consumer Finance — 0.8%
8,051	FirstCash Holdings, Inc.	833,037
58,912	OneMain Holdings, Inc.	2,926,159
121,250	SLM Corp.	2,671,138
352,796	SoFi Technologies, Inc. (a)	3,940,731
		10,371,065
	Consumer Staples Distribution & Retail — 1.1%
11,207	BJ’s Wholesale Club Holdings, Inc. (a)	949,569
90,755	Maplebear, Inc. (a)	4,002,296
23,589	Performance Food Group Co. (a)	1,916,606
41,859	Sprouts Farmers Market, Inc. (a)	5,375,951
15,031	US Foods Holding Corp. (a)	926,661
		13,171,083
	Containers & Packaging — 1.1%
11,540	AptarGroup, Inc.	1,937,681
40,790	Berry Global Group, Inc.	2,873,655
9,641	Crown Holdings, Inc.	901,916
62,476	Graphic Packaging Holding Co.	1,765,572
25,463	Sealed Air Corp.	921,251
35,212	Silgan Holdings, Inc.	1,821,869
67,680	Sonoco Products Co.	3,554,554
		13,776,498
	Distributors — 0.3%
92,618	LKQ Corp.	3,407,416
	Diversified Consumer Services — 1.6%
639,232	ADT, Inc.	4,602,471
32,981	Bright Horizons Family Solutions, Inc. (a)	4,401,974
16,388	Duolingo, Inc. (a)	4,801,192
6,517	Grand Canyon Education, Inc. (a)	893,546
43,634	H&R Block, Inc.	2,606,259
23,422	Service Corp. International	1,912,406
		19,217,848
	Diversified REITs — 0.5%
108,267	Essential Properties Realty Trust, Inc.	3,430,981
44,511	WP Carey, Inc.	2,480,153
		5,911,134

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities — 1.9%
59,624	Evergy, Inc.	$3,603,675
26,898	IDACORP, Inc.	2,783,405
67,601	OGE Energy Corp.	2,703,364
59,131	Otter Tail Corp.	4,642,966
41,735	Pinnacle West Capital Corp.	3,664,750
77,188	Portland General Electric Co.	3,658,711
63,353	TXNM Energy, Inc.	2,758,390
		23,815,261
	Electrical Equipment — 1.1%
6,714	Acuity Brands, Inc.	2,018,833
54,539	Atkore, Inc.	4,677,265
36,230	EnerSys	3,509,238
5,573	Regal Rexnord Corp.	928,127
204,723	Sunrun, Inc. (a)	2,958,247
		14,091,710
	Electronic Equipment, Instruments & Components — 2.8%
27,834	Arrow Electronics, Inc. (a)	3,303,061
68,077	Avnet, Inc.	3,690,454
16,928	Badger Meter, Inc.	3,386,446
23,674	Belden, Inc.	2,695,758
41,585	Coherent Corp. (a)	3,844,118
4,291	Insight Enterprises, Inc. (a)	750,582
34,616	Itron, Inc. (a)	3,868,684
23,141	Jabil, Inc.	2,848,426
3,486	Littelfuse, Inc.	852,780
40,512	Sanmina Corp. (a)	2,839,891
30,790	TD SYNNEX Corp.	3,551,627
82,187	Vontier Corp.	3,047,494
		34,679,321
	Energy Equipment & Services — 1.9%
46,472	Cactus, Inc., Class A	2,755,325
151,927	Helmerich & Payne, Inc.	5,104,747
242,098	Liberty Energy, Inc.	4,132,613
289,395	NOV, Inc.	4,488,516
604,136	Patterson-UTI Energy, Inc.	4,633,723
652,467	Transocean Ltd. (a)	2,831,707
		23,946,631
	Entertainment — 0.5%
8,878	Madison Square Garden Sports Corp. (a)	1,977,131
29,887	TKO Group Holdings, Inc. (a)	3,489,905
		5,467,036
	Financial Services — 3.8%
113,221	Affirm Holdings, Inc. (a)	4,964,741
71,887	Essent Group Ltd.	4,313,939
9,315	Euronet Worldwide, Inc. (a)	917,248
Shares	Description	Value

	Financial Services (Continued)
107,262	HA Sustainable Infrastructure Capital, Inc.	$3,753,097
40,528	Jackson Financial, Inc., Class A	4,050,774
180,533	MGIC Investment Corp.	4,520,546
50,137	Mr. Cooper Group, Inc. (a)	4,439,631
8,110	PennyMac Financial Services, Inc.	808,405
133,227	Radian Group, Inc.	4,650,955
52,163	Shift4 Payments, Inc., Class A (a)	4,717,622
130,601	Toast, Inc., Class A (a)	3,921,948
23,336	Voya Financial, Inc.	1,873,881
16,274	Walker & Dunlop, Inc.	1,779,887
232,438	Western Union (The) Co.	2,501,033
		47,213,707
	Food Products — 1.4%
99,497	Darling Ingredients, Inc. (a)	3,891,328
40,066	Flowers Foods, Inc.	890,667
27,034	Freshpet, Inc. (a)	3,583,086
26,903	Ingredion, Inc.	3,571,642
22,898	J.M. Smucker (The) Co.	2,599,152
23,956	Post Holdings, Inc. (a)	2,616,235
		17,152,110
	Gas Utilities — 1.9%
134,890	MDU Resources Group, Inc.	3,891,576
61,002	National Fuel Gas Co.	3,692,451
39,166	New Jersey Resources Corp.	1,797,328
49,682	ONE Gas, Inc.	3,540,836
37,595	Southwest Gas Holdings, Inc.	2,753,834
54,946	Spire, Inc.	3,508,852
184,718	UGI Corp.	4,416,607
		23,601,484
	Ground Transportation — 0.8%
51,399	Knight-Swift Transportation Holdings, Inc.	2,676,860
4,894	Landstar System, Inc.	860,218
72,496	Lyft, Inc., Class A (a)	940,273
25,359	Ryder System, Inc.	3,709,515
25,676	U-Haul Holding Co.	1,752,644
		9,939,510
	Health Care Equipment & Supplies — 2.3%
14,191	Glaukos Corp. (a)	1,876,760
51,681	Globus Medical, Inc., Class A (a)	3,800,621
8,760	Inspire Medical Systems, Inc. (a)	1,708,551
15,885	Insulet Corp. (a)	3,677,854
28,441	Integer Holdings Corp. (a)	3,533,794
42,111	Lantheus Holdings, Inc. (a)	4,625,472
28,058	Merit Medical Systems, Inc. (a)	2,768,202

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
53,031	Solventum Corp. (a)	$3,848,990
3,738	Teleflex, Inc.	751,562
23,549	TransMedics Group, Inc. (a)	1,930,312
		28,522,118
	Health Care Providers & Services — 2.5%
11,310	CorVel Corp. (a)	3,368,344
28,192	DaVita, Inc. (a)	3,941,524
38,259	Encompass Health Corp.	3,805,240
32,135	Ensign Group (The), Inc.	4,980,604
25,359	Henry Schein, Inc. (a)	1,780,963
200,723	Hims & Hers Health, Inc. (a)	3,779,614
29,531	Option Care Health, Inc. (a)	680,394
53,283	RadNet, Inc. (a)	3,465,526
53,016	Select Medical Holdings Corp.	1,700,753
16,145	Universal Health Services, Inc., Class B	3,298,585
		30,801,547
	Health Care REITs — 0.5%
29,952	CareTrust REIT, Inc.	978,532
50,927	Healthcare Realty Trust, Inc.	874,926
45,422	Omega Healthcare Investors, Inc.	1,929,072
149,005	Sabra Health Care REIT, Inc.	2,890,697
		6,673,227
	Hotel & Resort REITs — 0.4%
210,074	Host Hotels & Resorts, Inc.	3,621,676
8,619	Ryman Hospitality Properties, Inc.	922,664
		4,544,340
	Hotels, Restaurants & Leisure — 2.7%
23,866	Aramark	902,851
57,190	Boyd Gaming Corp.	3,962,695
22,146	Caesars Entertainment, Inc. (a)	886,947
37,317	Cava Group, Inc. (a)	4,984,058
6,836	Churchill Downs, Inc.	957,724
50,899	Hilton Grand Vacations, Inc. (a)	1,877,155
6,074	Hyatt Hotels Corp., Class A	883,463
189,257	Life Time Group Holdings, Inc. (a)	4,216,646
47,292	MGM Resorts International (a)	1,743,656
135,201	Norwegian Cruise Line Holdings Ltd. (a)	3,425,993
34,142	Planet Fitness, Inc., Class A (a)	2,680,830
15,702	Texas Roadhouse, Inc.	3,000,966
4,443	Wingstop, Inc.	1,278,207
19,281	Wynn Resorts Ltd.	1,851,362
		32,652,553
Shares	Description	Value

	Household Durables — 2.3%
9,745	Champion Homes, Inc. (a)	$859,801
11,260	Installed Building Products, Inc.	2,442,294
53,934	KB Home	4,233,819
26,971	M/I Homes, Inc. (a)	4,088,534
22,538	Meritage Homes Corp.	4,083,886
65,779	Taylor Morrison Home Corp. (a)	4,505,861
102,000	Tri Pointe Homes, Inc. (a)	4,123,860
34,555	Whirlpool Corp.	3,576,788
		27,914,843
	Household Products — 0.2%
89,163	Reynolds Consumer Products, Inc.	2,402,943
	Independent Power and Renewable Electricity Producers — 0.5%
92,157	AES (The) Corp.	1,519,669
12,014	Ormat Technologies, Inc.	949,346
20,743	Talen Energy Corp. (a)	3,761,951
		6,230,966
	Industrial REITs — 0.1%
4,948	EastGroup Properties, Inc.	847,493
16,512	First Industrial Realty Trust, Inc.	866,715
		1,714,208
	Insurance — 3.6%
13,735	American Financial Group, Inc.	1,770,854
9,297	Assurant, Inc.	1,782,235
58,119	Assured Guaranty Ltd.	4,850,612
34,832	Axis Capital Holdings Ltd.	2,725,952
105,337	CNO Financial Group, Inc.	3,623,593
28,005	First American Financial Corp.	1,796,521
26,183	Globe Life, Inc.	2,764,925
6,241	Hanover Insurance Group (The), Inc.	925,728
1,986	Kinsale Capital Group, Inc.	850,226
117,338	Lincoln National Corp.	4,077,495
78,288	Old Republic International Corp.	2,734,600
6,971	Primerica, Inc.	1,929,642
16,967	RenaissanceRe Holdings Ltd.	4,452,141
5,965	RLI Corp.	930,361
41,768	Ryan Specialty Holdings, Inc.	2,751,258
9,907	Selective Insurance Group, Inc.	899,754
62,202	Unum Group	3,992,124
545	White Mountains Insurance Group Ltd.	979,441
		43,837,462
	Interactive Media & Services — 0.2%
17,174	IAC, Inc. (a)	823,493
48,855	Match Group, Inc. (a)	1,760,246
		2,583,739

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 0.7%
29,744	ASGN, Inc. (a)	$2,739,422
178,183	DXC Technology Co. (a)	3,538,714
9,289	EPAM Systems, Inc. (a)	1,752,370
40,223	Kyndryl Holdings, Inc. (a)	920,705
		8,951,211
	Leisure Products — 0.6%
14,498	Acushnet Holdings Corp.	888,727
33,082	Brunswick Corp.	2,637,959
97,043	Mattel, Inc. (a)	1,977,736
33,313	Polaris, Inc.	2,328,912
		7,833,334
	Life Sciences Tools & Services — 0.2%
11,564	Bio-Techne Corp.	852,845
9,385	Charles River Laboratories International, Inc. (a)	1,675,973
		2,528,818
	Machinery — 3.8%
28,336	AGCO Corp.	2,829,066
38,486	Allison Transmission Holdings, Inc.	4,112,614
12,542	Donaldson Co., Inc.	917,573
8,695	Esab Corp.	1,069,833
29,670	Federal Signal Corp.	2,420,182
53,646	Flowserve Corp.	2,823,925
17,637	Franklin Electric Co., Inc.	1,688,037
18,546	ITT, Inc.	2,598,665
5,469	Kadant, Inc.	1,821,505
19,931	Middleby (The) Corp. (a)	2,585,051
49,896	Mueller Industries, Inc.	4,089,975
46,119	Oshkosh Corp.	4,715,207
3,088	RBC Bearings, Inc. (a)	865,721
23,187	SPX Technologies, Inc. (a)	3,327,103
87,349	Terex Corp.	4,516,817
32,898	Timken (The) Co.	2,730,534
21,315	Toro (The) Co.	1,715,431
8,922	Watts Water Technologies, Inc., Class A	1,700,444
		46,527,683
	Marine Transportation — 0.6%
22,649	Kirby Corp. (a)	2,599,199
32,406	Matson, Inc.	5,019,366
		7,618,565
	Media — 1.0%
87,669	Interpublic Group of (The) Cos., Inc.	2,577,469
47,837	Liberty Broadband Corp., Class C (a)	3,866,186
Shares	Description	Value

	Media (Continued)
33,208	New York Times (The) Co., Class A	$1,854,335
22,361	Nexstar Media Group, Inc.	3,933,747
		12,231,737
	Metals & Mining — 2.1%
19,569	Alpha Metallurgical Resources, Inc.	4,076,223
69,073	ATI, Inc. (a)	3,640,838
28,962	Carpenter Technology Corp.	4,329,819
289,531	Cleveland-Cliffs, Inc. (a)	3,758,112
84,091	Commercial Metals Co.	4,524,096
6,588	Royal Gold, Inc.	962,243
72,326	Warrior Met Coal, Inc.	4,565,940
		25,857,271
	Mortgage REITs — 0.5%
88,368	AGNC Investment Corp.	822,706
46,056	Annaly Capital Management, Inc.	875,525
325,755	Rithm Capital Corp.	3,449,745
45,354	Starwood Property Trust, Inc.	895,288
		6,043,264
	Multi-Utilities — 0.3%
60,493	Black Hills Corp.	3,580,581
	Office REITs — 0.9%
94,063	Cousins Properties, Inc.	2,881,150
95,538	Kilroy Realty Corp.	3,842,538
39,836	SL Green Realty Corp.	3,012,000
23,460	Vornado Realty Trust	971,479
		10,707,167
	Oil, Gas & Consumable Fuels — 6.1%
64,526	Antero Resources Corp. (a)	1,669,933
188,947	APA Corp.	4,459,149
52,849	California Resources Corp.	2,746,563
35,489	Chord Energy Corp.	4,439,674
91,211	Civitas Resources, Inc.	4,450,185
141,899	CNX Resources Corp. (a)	4,828,823
23,502	DT Midstream, Inc.	2,118,705
56,190	Expand Energy Corp.	4,760,417
103,694	HF Sinclair Corp.	4,003,625
189,257	Magnolia Oil & Gas Corp., Class A	4,784,417
93,517	Matador Resources Co.	4,873,171
136,978	Murphy Oil Corp.	4,312,067
406,746	New Fortress Energy, Inc. (b)	3,420,734
130,518	Northern Oil & Gas, Inc.	4,731,277
120,638	Ovintiv, Inc.	4,729,010
149,325	PBF Energy, Inc., Class A	4,258,749
120,198	Range Resources Corp.	3,609,546

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
115,628	SM Energy Co.	$4,852,907
40,981	Viper Energy, Inc.	2,126,914
		75,175,866
	Paper & Forest Products — 0.2%
25,805	Louisiana-Pacific Corp.	2,552,115
	Passenger Airlines — 0.2%
61,335	Alaska Air Group, Inc. (a)	2,938,560
	Personal Care Products — 0.2%
30,446	BellRing Brands, Inc. (a)	2,004,260
98,437	Coty, Inc., Class A (a)	732,371
		2,736,631
	Pharmaceuticals — 1.4%
20,571	Axsome Therapeutics, Inc. (a)	1,831,436
99,862	Corcept Therapeutics, Inc. (a)	4,890,242
62,923	Elanco Animal Health, Inc. (a)	795,347
25,265	Intra-Cellular Therapies, Inc. (a)	2,141,209
33,186	Jazz Pharmaceuticals PLC (a)	3,651,455
96,636	Organon & Co.	1,814,824
70,479	Perrigo Co. PLC	1,806,377
		16,930,890
	Professional Services — 3.1%
124,909	Alight, Inc., Class A (a)	865,619
9,159	CACI International, Inc., Class A (a)	5,060,897
90,178	Concentrix Corp.	3,833,467
15,091	Dayforce, Inc. (a)	1,070,706
160,613	Dun & Bradstreet Holdings, Inc.	1,909,689
96,915	ExlService Holdings, Inc. (a)	4,038,448
16,036	Exponent, Inc.	1,513,478
4,062	FTI Consulting, Inc. (a)	792,415
94,295	Genpact Ltd.	3,599,240
10,504	Insperity, Inc.	827,400
24,570	Korn Ferry	1,735,870
29,766	Maximus, Inc.	2,572,973
44,576	Parsons Corp. (a)	4,821,340
5,603	Paylocity Holding Corp. (a)	1,034,146
27,424	Robert Half, Inc.	1,867,849
6,637	Science Applications International Corp.	957,653
9,532	TriNet Group, Inc.	809,171
33,238	Verra Mobility Corp. (a)	863,191
		38,173,552
	Real Estate Management & Development — 0.1%
3,425	Jones Lang LaSalle, Inc. (a)	928,038
Shares	Description	Value

	Residential REITs — 0.2%
7,482	Camden Property Trust	$866,341
45,089	Independence Realty Trust, Inc.	884,646
20,386	UDR, Inc.	860,085
		2,611,072
	Retail REITs — 0.7%
36,811	Agree Realty Corp.	2,733,217
66,355	Brixmor Property Group, Inc.	1,788,267
34,801	Kite Realty Group Trust	893,342
19,062	NNN REIT, Inc.	828,053
25,594	Regency Centers Corp.	1,828,435
		8,071,314
	Semiconductors & Semiconductor Equipment — 1.0%
120,827	Amkor Technology, Inc.	3,075,047
14,883	Cirrus Logic, Inc. (a)	1,634,451
60,022	Credo Technology Group Holding Ltd. (a)	2,262,830
43,267	Diodes, Inc. (a)	2,530,254
17,075	Impinj, Inc. (a)	3,244,079
		12,746,661
	Software — 4.2%
90,798	ACI Worldwide, Inc. (a)	4,467,262
3,871	Aspen Technology, Inc. (a)	908,640
468,409	Aurora Innovation, Inc. (a)	2,433,385
21,831	Blackbaud, Inc. (a)	1,648,459
84,723	Box, Inc., Class A (a)	2,690,802
98,964	Cleanspark, Inc. (a)	1,050,008
30,040	CommVault Systems, Inc. (a)	4,691,948
29,774	DocuSign, Inc. (a)	2,065,720
36,348	Dropbox, Inc., Class A (a)	939,596
34,574	Dynatrace, Inc. (a)	1,860,081
20,211	Guidewire Software, Inc. (a)	3,764,501
56,987	MARA Holdings, Inc. (a)	955,672
15,600	Nutanix, Inc., Class A (a)	968,760
50,587	Pegasystems, Inc.	4,018,631
57,937	Q2 Holdings, Inc. (a)	4,904,946
96,044	Samsara, Inc., Class A (a)	4,589,943
77,285	SentinelOne, Inc., Class A (a)	1,993,180
40,863	Unity Software, Inc. (a)	820,529
49,079	Varonis Systems, Inc. (a)	2,472,109
154,932	Zeta Global Holdings Corp., Class A (a)	4,288,518
		51,532,690
	Specialized REITs — 0.4%
34,342	CubeSmart	1,642,921
13,837	Lamar Advertising Co., Class A	1,826,484
57,447	Rayonier, Inc.	1,794,070
		5,263,475

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail — 4.5%
19,820	Abercrombie & Fitch Co., Class A (a)	$2,612,078
79,192	Academy Sports & Outdoors, Inc.	4,027,705
94,828	Advance Auto Parts, Inc.	3,384,411
165,132	American Eagle Outfitters, Inc.	3,234,936
15,497	Asbury Automotive Group, Inc. (a)	3,530,837
20,664	AutoNation, Inc. (a)	3,212,632
86,872	Bath & Body Works, Inc.	2,465,427
27,629	Boot Barn Holdings, Inc. (a)	3,441,192
11,945	CarMax, Inc. (a)	864,579
8,859	Dick’s Sporting Goods, Inc.	1,734,149
31,385	Five Below, Inc. (a)	2,974,984
7,444	Floor & Decor Holdings, Inc., Class A (a)	767,104
40,311	GameStop Corp., Class A (a)	894,098
41,920	Gap (The), Inc.	870,678
12,066	Group 1 Automotive, Inc.	4,395,885
14,550	Lithia Motors, Inc.	4,835,984
1,875	Murphy USA, Inc.	915,844
17,073	Penske Automotive Group, Inc.	2,570,682
44,809	Signet Jewelers Ltd.	4,108,089
120,638	Urban Outfitters, Inc. (a)	4,336,936
		55,178,230
	Textiles, Apparel & Luxury Goods — 1.7%
33,333	Columbia Sportswear Co.	2,682,306
12,766	Crocs, Inc. (a)	1,376,430
56,514	Kontoor Brands, Inc.	4,839,294
45,836	PVH Corp.	4,513,013
14,303	Ralph Lauren Corp.	2,830,993
41,437	Skechers U.S.A., Inc., Class A (a)	2,546,718
39,349	Tapestry, Inc.	1,867,110
		20,655,864
	Trading Companies & Distributors — 3.1%
102,046	Air Lease Corp.	4,525,740
12,427	Applied Industrial Technologies, Inc.	2,877,969
32,083	Beacon Roofing Supply, Inc. (a)	2,953,882
32,782	Boise Cascade Co.	4,360,989
34,775	FTAI Aviation Ltd.	4,675,151
6,979	GATX Corp.	961,427
40,823	GMS, Inc. (a)	3,669,580
17,394	Herc Holdings, Inc.	3,637,781
32,221	MSC Industrial Direct Co., Inc., Class A	2,547,714
Shares	Description	Value

	Trading Companies & Distributors (Continued)
69,985	Rush Enterprises, Inc., Class A	$3,959,751
22,011	WESCO International, Inc.	4,225,452
		38,395,436
	Water Utilities — 0.2%
71,894	Essential Utilities, Inc.	2,775,108
	Total Common Stocks	1,230,795,315
	(Cost $1,093,894,342)
MONEY MARKET FUNDS — 0.4%
3,239,648	Goldman Sachs Financial Square Treasury Obligations Fund - 4.67% (c) (d)	3,239,648
1,895,321	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (c)	1,895,321
	Total Money Market Funds	5,134,969
	(Cost $5,134,969)

	Total Investments — 100.3%	1,235,930,284
	(Cost $1,099,029,311)
	Net Other Assets and Liabilities — (0.3)%	(3,537,641)
	Net Assets — 100.0%	$1,232,392,643

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $3,078,657 and the total value of the collateral held by the Fund is $3,239,648.

(c)	Rate shown reflects yield as of October 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust Mid Cap Core AlphaDEX® Fund (FNX)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,230,795,315	$ 1,230,795,315	$ —	$ —
Money Market Funds	5,134,969	5,134,969	—	—
Total Investments	$1,235,930,284	$1,235,930,284	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.9%
8,867	AAR Corp. (a)	$520,493
30,544	Cadre Holdings, Inc.	1,062,015
74,622	Kratos Defense & Security Solutions, Inc. (a)	1,695,411
297,827	Rocket Lab USA, Inc. (a)	3,186,749
44,963	Triumph Group, Inc. (a)	622,288
10,375	V2X, Inc. (a)	639,100
		7,726,056
	Air Freight & Logistics — 0.2%
51,008	Hub Group, Inc., Class A	2,213,237
	Automobile Components — 2.2%
102,715	Adient PLC (a)	2,006,024
219,534	Dana, Inc.	1,683,826
20,494	Dorman Products, Inc. (a)	2,336,931
27,931	Fox Factory Holding Corp. (a)	1,005,237
70,852	Garrett Motion, Inc. (a)	526,430
37,352	Gentherm, Inc. (a)	1,566,916
261,953	Goodyear Tire & Rubber (The) Co. (a)	2,098,243
9,617	LCI Industries	1,070,180
12,213	Patrick Industries, Inc.	1,538,594
50,365	Phinia, Inc.	2,346,002
30,427	Visteon Corp. (a)	2,746,037
13,364	XPEL, Inc. (a) (b)	515,449
		19,439,869
	Automobiles — 0.3%
39,895	Winnebago Industries, Inc.	2,235,716
	Banks — 11.6%
29,037	1st Source Corp.	1,719,862
80,720	Associated Banc-Corp.	1,916,293
39,346	Banc of California, Inc.	604,355
16,520	BancFirst Corp.	1,795,889
54,165	Bancorp (The), Inc. (a)	2,722,333
9,233	Bank of Hawaii Corp.	666,900
47,714	BankUnited, Inc.	1,686,213
29,193	Banner Corp.	1,869,520
21,522	Berkshire Hills Bancorp, Inc.	586,044
86,600	Byline Bancorp Inc.	2,330,406
53,976	Cathay General Bancorp	2,481,816
9,874	City Holding Co.	1,151,308
33,952	Columbia Financial, Inc. (a)	579,900
9,981	Community Financial System, Inc.	610,238
62,387	Customers Bancorp, Inc. (a)	2,877,912
97,571	CVB Financial Corp.	1,895,805
141,445	Eastern Bankshares, Inc.	2,309,797
33,920	Enterprise Financial Services Corp.	1,788,262
Shares	Description	Value

	Banks (Continued)
24,699	FB Financial Corp.	$1,215,191
27,870	First Bancorp	1,162,179
109,508	First BanCorp	2,111,314
66,822	First Busey Corp.	1,624,443
101,383	First Commonwealth Financial Corp.	1,666,737
91,886	First Financial Bancorp	2,350,444
75,106	First Hawaiian, Inc.	1,858,122
56,673	First Interstate BancSystem, Inc., Class A	1,745,528
62,319	First Merchants Corp.	2,308,919
95,902	Fulton Financial Corp.	1,736,785
29,913	German American Bancorp, Inc.	1,211,177
54,065	Hilltop Holdings, Inc.	1,656,011
138,432	Hope Bancorp, Inc.	1,715,172
39,207	Independent Bank Corp.	2,466,120
17,800	Lakeland Financial Corp.	1,158,246
12,235	Live Oak Bancshares, Inc.	485,852
41,300	National Bank Holdings Corp., Class A	1,856,848
26,207	NBT Bancorp, Inc.	1,165,687
18,182	Nicolet Bankshares, Inc.	1,848,928
129,949	Northwest Bancshares, Inc.	1,727,022
38,706	OFG Bancorp	1,558,691
23,035	Pacific Premier Bancorp, Inc.	587,623
13,801	Park National Corp.	2,384,537
26,340	Pathward Financial, Inc.	1,863,818
77,045	Peoples Bancorp, Inc.	2,371,445
28,888	Preferred Bank	2,437,281
62,454	Provident Financial Services, Inc.	1,166,641
39,145	QCR Holdings, Inc.	3,096,369
53,499	Renasant Corp.	1,824,851
41,428	S&T Bancorp, Inc.	1,573,435
55,426	Sandy Spring Bancorp, Inc.	1,864,531
43,495	Seacoast Banking Corp. of Florida	1,161,317
80,720	Simmons First National Corp., Class A	1,872,704
67,157	Stellar Bancorp, Inc.	1,828,014
37,397	Stock Yards Bancorp, Inc.	2,411,359
16,221	Texas Capital Bancshares, Inc. (a)	1,248,206
35,062	TowneBank	1,140,216
40,767	TriCo Bancshares	1,741,974
72,856	Trustmark Corp.	2,529,560
66,060	Veritex Holdings, Inc.	1,783,620
33,261	WaFd, Inc.	1,130,209
58,385	WesBanco, Inc.	1,836,208
45,465	WSFS Financial Corp.	2,235,514
		104,311,701

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Beverages — 0.2%
2,005	Boston Beer (The) Co., Inc., Class A (a)	$583,595
20,885	MGP Ingredients, Inc.	1,003,316
20,472	Vita Coco (The) Co., Inc. (a)	606,176
		2,193,087
	Biotechnology — 5.3%
144,966	ADMA Biologics, Inc. (a)	2,364,395
39,134	Agios Pharmaceuticals, Inc. (a)	1,738,724
54,266	Amicus Therapeutics, Inc. (a)	619,718
34,701	Arcellx, Inc. (a)	2,924,253
124,639	Arcutis Biotherapeutics, Inc. (a)	1,035,750
84,118	Ardelyx, Inc. (a)	493,773
228,778	BioCryst Pharmaceuticals, Inc. (a)	1,832,512
116,614	Catalyst Pharmaceuticals, Inc. (a)	2,542,185
19,896	Denali Therapeutics, Inc. (a)	516,500
52,026	Dynavax Technologies Corp. (a)	616,508
510,634	Geron Corp. (a)	2,098,706
106,538	Humacyte, Inc. (a)	538,017
123,444	Iovance Biotherapeutics, Inc. (a)	1,288,755
51,030	Janux Therapeutics, Inc. (a)	2,755,110
61,227	Kymera Therapeutics, Inc. (a)	2,826,851
368,566	MannKind Corp. (a)	2,605,762
59,443	Mirum Pharmaceuticals, Inc. (a)	2,286,178
63,480	Myriad Genetics, Inc. (a)	1,394,021
91,777	Novavax, Inc. (a)	881,977
51,586	Nurix Therapeutics, Inc. (a)	1,267,984
64,397	Protagonist Therapeutics, Inc. (a)	2,951,958
62,487	PTC Therapeutics, Inc. (a)	2,494,481
55,313	Rhythm Pharmaceuticals, Inc. (a)	2,640,089
123,893	TG Therapeutics, Inc. (a)	3,104,758
38,484	Twist Bioscience Corp. (a)	1,553,214
68,105	Veracyte, Inc. (a)	2,297,863
		47,670,042
	Broadline Retail — 0.3%
137,339	Kohl’s Corp.	2,538,025
55,093	Savers Value Village, Inc. (a) (c)	563,601
		3,101,626
	Building Products — 2.2%
31,010	American Woodmark Corp. (a)	2,812,917
24,833	Apogee Enterprises, Inc.	1,858,502
14,032	AZZ, Inc.	1,068,958
24,863	Gibraltar Industries, Inc. (a)	1,678,004
24,839	Griffon Corp.	1,561,876
37,782	Hayward Holdings, Inc. (a)	614,335
36,658	JELD-WEN Holding, Inc. (a)	519,077
125,042	Masterbrand, Inc. (a)	2,245,754
83,542	Quanex Building Products Corp.	2,427,731
Shares	Description	Value

	Building Products (Continued)
115,108	Resideo Technologies, Inc. (a)	$2,264,174
33,764	Tecnoglass, Inc.	2,313,847
		19,365,175
	Capital Markets — 2.5%
13,379	Artisan Partners Asset Management, Inc., Class A	590,014
126,268	BGC Group, Inc., Class A	1,183,131
205,085	DigitalBridge Group, Inc.	3,217,784
26,413	Donnelley Financial Solutions, Inc. (a)	1,540,934
47,286	Federated Hermes, Inc.	1,897,587
21,733	PJT Partners, Inc., Class A	3,020,018
50,991	StepStone Group, Inc., Class A	3,066,089
21,235	StoneX Group, Inc. (a)	1,911,999
31,385	Victory Capital Holdings, Inc., Class A	1,880,903
19,027	Virtu Financial, Inc., Class A	589,076
11,068	Virtus Investment Partners, Inc.	2,394,783
116,030	WisdomTree, Inc.	1,200,911
		22,493,229
	Chemicals — 2.2%
104,653	Aspen Aerogels, Inc. (a)	1,867,010
57,044	Chemours (The) Co.	1,035,919
423,044	Ecovyst, Inc. (a)	2,817,473
18,187	Hawkins, Inc.	1,944,190
15,375	Innospec, Inc.	1,657,118
22,513	Minerals Technologies, Inc.	1,695,004
130,168	Orion S.A.	1,951,218
215,454	Perimeter Solutions S.A. (a)	2,861,229
6,880	Quaker Chemical Corp.	1,042,870
14,449	Sensient Technologies Corp.	1,090,611
22,507	Stepan Co.	1,628,156
		19,590,798
	Commercial Services & Supplies — 3.1%
32,955	ABM Industries, Inc.	1,748,592
57,016	ACV Auctions, Inc., Class A (a)	985,807
22,690	Brady Corp., Class A	1,614,166
147,286	BrightView Holdings, Inc. (a)	2,412,545
14,150	Cimpress PLC (a)	976,491
229,079	CoreCivic, Inc. (a)	3,163,581
81,229	Driven Brands Holdings, Inc. (a)	1,206,251
90,205	GEO Group (The), Inc. (a)	1,369,312
53,824	HNI Corp.	2,652,447
93,630	MillerKnoll, Inc.	2,093,567
103,004	OPENLANE, Inc. (a)	1,627,463
406,431	Pitney Bowes, Inc.	2,930,367
85,926	Steelcase, Inc., Class A	1,033,690
8,753	UniFirst Corp.	1,573,877

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
155,589	Vestis Corp.	$2,103,563
7,006	VSE Corp.	718,956
		28,210,675
	Communications Equipment — 0.4%
79,557	Harmonic, Inc. (a)	882,287
18,288	Lumentum Holdings, Inc. (a)	1,168,054
194,161	Viasat, Inc. (a)	1,863,946
		3,914,287
	Construction & Engineering — 2.0%
41,516	Construction Partners, Inc., Class A (a)	3,268,555
36,552	Granite Construction, Inc.	3,072,196
14,517	IES Holdings, Inc. (a)	3,174,360
11,338	MYR Group, Inc. (a)	1,485,278
49,894	Primoris Services Corp.	3,124,362
19,983	Sterling Infrastructure, Inc. (a)	3,086,374
21,339	Tutor Perini Corp. (a)	553,107
		17,764,232
	Construction Materials — 0.3%
23,738	United States Lime & Minerals, Inc.	2,677,172
	Consumer Finance — 1.4%
60,905	Bread Financial Holdings, Inc.	3,036,114
34,585	Enova International, Inc. (a)	3,005,783
101,412	LendingClub Corp. (a)	1,438,022
148,704	Navient Corp.	2,116,058
10,233	Nelnet, Inc., Class A	1,153,259
47,809	PROG Holdings, Inc.	2,087,819
		12,837,055
	Consumer Staples Distribution & Retail — 1.4%
46,236	Andersons (The), Inc.	2,099,114
68,980	Chefs’ Warehouse (The), Inc. (a)	2,753,682
99,071	Grocery Outlet Holding Corp. (a)	1,416,715
38,845	Ingles Markets, Inc., Class A	2,480,642
12,630	PriceSmart, Inc.	1,049,300
42,040	Weis Markets, Inc.	2,643,896
		12,443,349
	Containers & Packaging — 0.7%
46,247	Greif, Inc., Class A	2,887,663
88,349	O-I Glass, Inc. (a)	981,557
201,415	Pactiv Evergreen, Inc.	2,284,046
		6,153,266
Shares	Description	Value

	Diversified Consumer Services — 2.4%
38,392	Adtalem Global Education, Inc. (a)	$3,106,681
60,384	Frontdoor, Inc. (a)	3,000,481
2,822	Graham Holdings Co., Class B	2,379,792
139,572	Laureate Education, Inc.	2,397,847
178,055	Mister Car Wash, Inc. (a)	1,337,193
140,417	OneSpaWorld Holdings Ltd.	2,458,702
130,299	Perdoceo Education Corp.	2,912,183
6,262	Strategic Education, Inc.	544,543
33,969	Stride, Inc. (a)	3,168,628
		21,306,050
	Diversified REITs — 0.7%
60,372	Alexander & Baldwin, Inc.	1,123,523
65,072	American Assets Trust, Inc.	1,753,690
122,337	Broadstone Net Lease, Inc.	2,151,908
104,616	Empire State Realty Trust, Inc., Class A	1,108,930
		6,138,051
	Diversified Telecommunication Services — 1.0%
66,490	AST SpaceMobile, Inc. (a)	1,583,127
30,536	Cogent Communications Holdings, Inc.	2,451,124
19,033	Iridium Communications, Inc.	558,238
244,287	Liberty Latin America Ltd., Class C (a)	2,364,698
123,226	Shenandoah Telecommunications Co.	1,705,448
		8,662,635
	Electric Utilities — 0.1%
6,338	MGE Energy, Inc.	573,526
	Electrical Equipment — 0.7%
76,561	Fluence Energy, Inc. (a)	1,665,202
13,054	Powell Industries, Inc.	3,328,509
103,311	Shoals Technologies Group, Inc., Class A (a)	558,912
19,423	Thermon Group Holdings, Inc. (a)	509,077
		6,061,700
	Electronic Equipment, Instruments & Components — 2.1%
39,230	Benchmark Electronics, Inc.	1,698,659
20,662	Crane NXT Co.	1,121,327
11,787	ePlus, Inc. (a)	1,048,454
23,395	IPG Photonics Corp. (a)	1,894,059
64,289	Knowles Corp. (a)	1,113,485
52,355	Mirion Technologies, Inc. (a)	774,854
11,451	OSI Systems, Inc. (a)	1,513,937
11,128	PAR Technology Corp. (a)	656,441

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
15,367	PC Connection, Inc.	$978,110
4,239	Plexus Corp. (a)	610,840
10,257	Rogers Corp. (a)	1,028,572
48,267	ScanSource, Inc. (a)	2,047,003
63,514	TTM Technologies, Inc. (a)	1,425,254
153,245	Vishay Intertechnology, Inc.	2,599,035
		18,510,030
	Energy Equipment & Services — 1.0%
57,270	Archrock, Inc.	1,146,545
26,586	Atlas Energy Solutions, Inc.	520,288
104,427	Helix Energy Solutions Group, Inc. (a)	965,950
19,985	Kodiak Gas Services, Inc.	637,122
46,608	Oceaneering International, Inc. (a)	1,137,235
455,637	RPC, Inc.	2,588,018
156,219	Select Water Solutions, Inc.	1,655,922
		8,651,080
	Entertainment — 0.8%
14,562	Atlanta Braves Holdings, Inc., Class C (a)	575,345
104,089	Cinemark Holdings, Inc. (a)	3,096,648
54,509	Madison Square Garden Entertainment Corp. (a)	2,273,570
26,236	Sphere Entertainment Co. (a)	1,096,927
		7,042,490
	Financial Services — 1.1%
34,203	EVERTEC, Inc.	1,120,490
6,185	Federal Agricultural Mortgage Corp., Class C	1,133,525
51,564	Merchants Bancorp	1,904,774
56,283	NMI Holdings, Inc. (a)	2,177,027
384,841	Payoneer Global, Inc. (a)	3,317,329
		9,653,145
	Food Products — 1.1%
23,232	Cal-Maine Foods, Inc.	2,039,305
39,240	Fresh Del Monte Produce, Inc.	1,259,997
3,367	J & J Snack Foods Corp.	552,592
924	Seaboard Corp.	2,555,793
13,806	TreeHouse Foods, Inc. (a)	502,262
49,578	Vital Farms, Inc. (a)	1,719,365
101,619	WK Kellogg Co.	1,689,924
		10,319,238
Shares	Description	Value

	Gas Utilities — 0.3%
4,667	Chesapeake Utilities Corp.	$559,060
56,793	Northwest Natural Holding Co.	2,208,680
		2,767,740
	Ground Transportation — 1.5%
21,377	ArcBest Corp.	2,227,056
6,617	Avis Budget Group, Inc.	549,211
702,510	Hertz Global Holdings, Inc. (a)	1,952,978
130,977	Marten Transport Ltd.	2,027,524
60,922	Schneider National, Inc., Class B	1,722,874
67,220	Universal Logistics Holdings, Inc.	2,825,929
60,075	Werner Enterprises, Inc.	2,216,166
		13,521,738
	Health Care Equipment & Supplies — 1.9%
65,316	Artivion, Inc. (a)	1,719,770
48,237	Avanos Medical, Inc. (a)	901,067
16,117	CONMED Corp.	1,099,824
26,926	Enovis Corp. (a)	1,111,236
3,180	ICU Medical, Inc. (a)	542,921
127,588	Integra LifeSciences Holdings Corp. (a)	2,393,551
18,718	LeMaitre Vascular, Inc.	1,654,484
13,293	Omnicell, Inc. (a)	646,572
36,169	PROCEPT BioRobotics Corp. (a)	3,255,210
11,725	RxSight, Inc. (a)	593,989
27,332	Tandem Diabetes Care, Inc. (a)	857,405
7,320	UFP Technologies, Inc. (a)	1,954,440
		16,730,469
	Health Care Providers & Services — 2.4%
13,070	Addus HomeCare Corp. (a)	1,626,169
245,165	Alignment Healthcare, Inc. (a)	3,040,046
54,689	AMN Healthcare Services, Inc. (a)	2,074,901
50,015	Astrana Health, Inc. (a)	2,689,807
256,070	Brookdale Senior Living, Inc. (a)	1,605,559
248,388	LifeStance Health Group, Inc. (a)	1,666,683
18,433	National HealthCare Corp.	2,138,781
39,292	NeoGenomics, Inc. (a)	533,978
110,817	Owens & Minor, Inc. (a)	1,408,484
106,149	Patterson Cos., Inc.	2,230,191
144,893	Premier, Inc., Class A	2,919,594
		21,934,193
	Health Care REITs — 0.2%
15,796	LTC Properties, Inc.	603,407
20,685	National Health Investors, Inc.	1,585,505
		2,188,912

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Technology — 0.5%
66,510	Doximity, Inc., Class A (a)	$2,776,127
61,482	Evolent Health, Inc., Class A (a)	1,435,605
25,431	Phreesia, Inc. (a)	465,133
		4,676,865
	Hotel & Resort REITs — 1.9%
195,142	Apple Hospitality REIT, Inc.	2,882,247
265,553	DiamondRock Hospitality Co.	2,275,789
205,521	Park Hotels & Resorts, Inc.	2,854,687
131,422	Pebblebrook Hotel Trust	1,574,436
315,670	RLJ Lodging Trust	2,793,680
280,800	Sunstone Hotel Investors, Inc.	2,833,272
117,720	Xenia Hotels & Resorts, Inc.	1,668,092
		16,882,203
	Hotels, Restaurants & Leisure — 2.6%
35,062	Bloomin’ Brands, Inc.	581,679
37,866	Brinker International, Inc. (a)	3,889,217
42,878	Cheesecake Factory (The), Inc.	1,981,821
150,734	Global Business Travel Group I (a)	1,150,100
53,963	Krispy Kreme, Inc.	613,559
31,550	Marriott Vacations Worldwide Corp.	2,430,297
21,934	Monarch Casino & Resort, Inc.	1,722,038
10,759	Papa John’s International, Inc.	563,664
299,133	Playa Hotels & Resorts N.V. (a)	2,542,630
10,646	Red Rock Resorts, Inc., Class A	547,843
473,764	Sabre Corp. (a)	1,516,045
16,846	Shake Shack, Inc., Class A (a)	2,049,653
81,745	Sweetgreen, Inc., Class A (a)	2,950,994
25,155	Travel + Leisure Co.	1,202,661
		23,742,201
	Household Durables — 2.0%
2,707	Cavco Industries, Inc. (a)	1,109,315
28,140	Century Communities, Inc.	2,494,892
48,017	Dream Finders Homes, Inc., Class A (a)	1,433,307
27,757	Green Brick Partners, Inc. (a)	1,915,511
46,853	Helen of Troy Ltd. (a)	2,982,194
14,180	Hovnanian Enterprises, Inc., Class A (a)	2,496,247
67,501	La-Z-Boy, Inc.	2,568,413
19,560	LGI Homes, Inc. (a)	1,986,514
75,465	Newell Brands, Inc.	664,092
13,983	Worthington Enterprises, Inc.	535,549
		18,186,034
	Household Products — 0.5%
92,288	Central Garden & Pet Co., Class A (d)	2,689,273
Shares	Description	Value

	Household Products (Continued)
18,276	Spectrum Brands Holdings, Inc.	$1,637,895
2,247	WD-40 Co.	588,871
		4,916,039
	Independent Power and Renewable Electricity Producers — 0.1%
37,782	Clearway Energy, Inc., Class C	1,072,253
	Industrial REITs — 0.3%
12,917	Innovative Industrial Properties, Inc.	1,668,747
115,337	LXP Industrial Trust	1,088,782
		2,757,529
	Insurance — 3.4%
58,190	Baldwin Insurance Group (The), Inc. (a)	2,691,869
12,871	Brighthouse Financial, Inc. (a)	608,798
60,410	Employers Holdings, Inc.	2,943,175
84,609	Genworth Financial, Inc. (a)	570,265
19,471	Goosehead Insurance, Inc., Class A (a)	2,120,392
33,166	Horace Mann Educators Corp.	1,235,102
70,294	Lemonade, Inc. (a)	1,670,888
46,013	Mercury General Corp.	3,111,859
136,627	Oscar Health, Inc., Class A (a)	2,295,334
24,488	Palomar Holdings, Inc. (a)	2,198,288
14,174	Safety Insurance Group, Inc.	1,109,328
202,082	SiriusPoint Ltd. (a)	2,655,358
56,918	Skyward Specialty Insurance Group, Inc. (a)	2,516,345
15,509	Stewart Information Services Corp.	1,067,019
69,030	Trupanion, Inc. (a)	3,781,463
		30,575,483
	Interactive Media & Services — 1.0%
454,209	Bumble, Inc., Class A (a)	3,215,800
38,600	Cargurus, Inc. (a)	1,197,372
152,118	Getty Images Holdings, Inc. (a)	631,290
49,157	Shutterstock, Inc.	1,577,448
59,554	Ziff Davis, Inc. (a)	2,755,563
		9,377,473
	IT Services — 0.1%
28,698	DigitalOcean Holdings, Inc. (a)	1,135,867
	Leisure Products — 0.6%
247,680	Peloton Interactive, Inc., Class A (a)	2,105,280
211,137	Topgolf Callaway Brands Corp. (a)	2,050,140

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Leisure Products (Continued)
14,792	Vista Outdoor, Inc. (a)	$650,404
28,251	YETI Holdings, Inc. (a)	994,718
		5,800,542
	Life Sciences Tools & Services — 0.1%
46,292	BioLife Solutions, Inc. (a)	1,083,233
	Machinery — 4.2%
9,652	Alamo Group, Inc.	1,636,400
13,046	Albany International Corp., Class A	886,084
61,772	Atmus Filtration Technologies, Inc.	2,405,402
14,342	Barnes Group, Inc.	670,632
48,338	Blue Bird Corp. (a)	2,035,513
64,397	Columbus McKinnon Corp.	2,048,469
27,671	Enerpac Tool Group Corp.	1,220,845
3,574	Enpro, Inc.	520,410
13,481	ESCO Technologies, Inc.	1,692,405
56,944	Greenbrier (The) Cos., Inc.	3,375,071
24,300	Helios Technologies, Inc.	1,120,959
54,884	Hillman Solutions Corp. (a)	581,770
45,442	Hyster-Yale, Inc.	2,884,204
29,417	John Bean Technologies Corp.	3,277,642
111,757	Kennametal, Inc.	2,829,687
13,950	Lindsay Corp.	1,669,815
106,833	Mueller Water Products, Inc., Class A	2,306,524
103,273	REV Group, Inc.	2,736,735
3,171	Standex International Corp.	583,083
6,035	Tennant Co.	528,425
83,176	Trinity Industries, Inc.	2,851,273
		37,861,348
	Media — 1.4%
8,285	Cable One, Inc.	2,829,824
116,755	EchoStar Corp., Class A (a)	2,925,880
53,615	Integral Ad Science Holding Corp. (a)	634,802
36,036	John Wiley & Sons, Inc., Class A	1,776,575
125,539	Magnite, Inc. (a)	1,566,727
183,641	TEGNA, Inc.	3,017,222
		12,751,030
	Metals & Mining — 1.1%
71,419	Century Aluminum Co. (a)	1,260,545
336,960	Coeur Mining, Inc. (a)	2,170,022
23,975	Kaiser Aluminum Corp.	1,780,384
10,362	Materion Corp.	1,053,090
85,206	Worthington Steel, Inc.	3,258,278
		9,522,319
Shares	Description	Value

	Mortgage REITs — 1.6%
126,130	Apollo Commercial Real Estate Finance, Inc.	$1,121,296
148,990	Arbor Realty Trust, Inc. (c)	2,196,113
30,487	Blackstone Mortgage Trust, Inc., Class A	555,168
183,060	Chimera Investment Corp.	2,764,206
77,379	Claros Mortgage Trust, Inc.	486,714
44,378	Franklin BSP Realty Trust, Inc.	577,358
199,852	Ladder Capital Corp.	2,280,311
136,691	MFA Financial, Inc.	1,679,932
121,930	PennyMac Mortgage Investment Trust	1,643,616
75,960	Ready Capital Corp.	520,326
83,512	Two Harbors Investment Corp.	960,388
		14,785,428
	Multi-Utilities — 0.6%
74,783	Avista Corp.	2,802,867
40,516	Northwestern Energy Group, Inc.	2,165,985
		4,968,852
	Office REITs — 1.1%
38,217	COPT Defense Properties	1,230,587
65,973	Douglas Emmett, Inc.	1,173,660
128,034	Easterly Government Properties, Inc.	1,736,141
116,496	Equity Commonwealth (a)	2,305,456
69,182	Highwoods Properties, Inc.	2,320,364
33,156	JBG SMITH Properties	563,652
117,799	Paramount Group, Inc.	571,325
		9,901,185
	Oil, Gas & Consumable Fuels — 3.5%
97,571	Calumet, Inc. (a)	2,081,189
156,219	Comstock Resources, Inc.	1,805,892
5,538	CONSOL Energy, Inc.	614,275
211,715	Crescent Energy Co., Class A	2,631,618
125,829	CVR Energy, Inc.	2,000,681
92,731	Delek US Holdings, Inc.	1,453,095
16,838	Dorian LPG Ltd.	485,776
42,804	Green Plains, Inc. (a)	523,493
19,146	Gulfport Energy Corp. (a)	2,650,572
12,805	Kinetik Holdings, Inc.	623,219
719,070	Kosmos Energy Ltd. (a)	2,703,703
164,651	Par Pacific Holdings, Inc. (a)	2,543,858
109,188	Peabody Energy Corp.	2,868,369
279,986	Talos Energy, Inc. (a)	2,861,457
107,727	Vital Energy, Inc. (a)	2,937,715
93,752	World Kinect Corp.	2,451,615
		31,236,527

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Paper & Forest Products — 0.3%
33,754	Sylvamo Corp.	$2,869,765
	Passenger Airlines — 0.3%
27,268	SkyWest, Inc. (a)	2,595,913
239,492	Wheels Up Experience, Inc. (a) (c)	488,564
		3,084,477
	Personal Care Products — 0.5%
79,742	Edgewell Personal Care Co.	2,786,983
80,608	Herbalife Ltd. (a)	608,590
493,252	Olaplex Holdings, Inc. (a)	877,989
		4,273,562
	Pharmaceuticals — 1.8%
278,639	Amneal Pharmaceuticals, Inc. (a)	2,360,072
35,827	Amphastar Pharmaceuticals, Inc. (a)	1,810,338
9,714	ANI Pharmaceuticals, Inc. (a)	556,078
44,192	Avadel Pharmaceuticals PLC (a)	683,650
59,997	Collegium Pharmaceutical, Inc. (a)	2,048,298
57,957	Harmony Biosciences Holdings, Inc. (a)	1,862,159
150,070	Innoviva, Inc. (a)	2,935,369
11,581	Ligand Pharmaceuticals, Inc. (a)	1,224,112
66,617	Ocular Therapeutix, Inc. (a)	701,477
24,115	Prestige Consumer Healthcare, Inc. (a)	1,778,481
18,588	Supernus Pharmaceuticals, Inc. (a)	633,293
		16,593,327
	Professional Services — 1.3%
8,613	CBIZ, Inc. (a)	593,694
9,917	CRA International, Inc.	1,806,282
23,827	CSG Systems International, Inc.	1,110,576
29,198	First Advantage Corp. (a)	529,068
15,995	Huron Consulting Group, Inc. (a)	1,851,101
10,424	ICF International, Inc.	1,757,382
9,431	Kforce, Inc.	545,018
49,476	NV5 Global, Inc. (a)	1,130,527
40,843	Paycor HCM, Inc. (a)	616,321
110,923	Upwork, Inc. (a)	1,504,116
		11,444,085
	Real Estate Management & Development — 0.5%
89,522	Forestar Group, Inc. (a)	2,826,210
52,450	Kennedy-Wilson Holdings, Inc.	560,690
Shares	Description	Value

	Real Estate Management & Development (Continued)
37,319	Newmark Group, Inc., Class A	$559,412
9,940	St. Joe (The) Co.	513,898
		4,460,210
	Residential REITs — 0.5%
128,223	Apartment Investment and Management Co., Class A (a)	1,082,202
65,898	Elme Communities	1,111,699
26,338	NexPoint Residential Trust, Inc.	1,096,978
58,929	UMH Properties, Inc.	1,099,026
		4,389,905
	Retail REITs — 0.8%
24,684	Acadia Realty Trust	604,511
2,392	Alexander’s, Inc.	543,056
18,220	Getty Realty Corp.	571,926
20,429	InvenTrust Properties Corp.	601,634
63,549	Macerich (The) Co.	1,188,366
73,690	Retail Opportunity Investments Corp.	1,142,195
34,935	Tanger, Inc.	1,160,890
81,286	Urban Edge Properties	1,807,801
		7,620,379
	Semiconductors & Semiconductor Equipment — 1.0%
15,614	Alpha & Omega Semiconductor Ltd. (a)	515,886
22,551	Cohu, Inc. (a)	561,971
117,038	Photronics, Inc. (a)	2,668,466
50,773	Semtech Corp. (a)	2,243,659
6,759	SiTime Corp. (a)	1,142,339
22,412	Synaptics, Inc. (a)	1,539,032
		8,671,353
	Software — 4.0%
97,325	Adeia, Inc.	1,209,750
10,637	Agilysys, Inc. (a)	1,064,125
55,127	Alkami Technology, Inc. (a)	2,018,199
196,965	AvePoint, Inc. (a)	2,391,155
149,760	Cipher Mining, Inc. (a)	738,317
87,443	Clear Secure, Inc., Class A	3,216,154
91,813	Clearwater Analytics Holdings, Inc., Class A (a)	2,397,237
48,469	Intapp, Inc. (a)	2,431,690
20,461	InterDigital, Inc.	3,078,153
33,405	Jamf Holding Corp. (a)	555,859
65,525	Klaviyo, Inc., Class A (a)	2,491,916
28,175	MeridianLink, Inc. (a)	618,723
25,808	Progress Software Corp.	1,654,035
36,647	RingCentral, Inc., Class A (a)	1,319,658
390,546	Riot Platforms, Inc. (a)	3,608,645

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
147,567	SEMrush Holdings, Inc., Class A (a)	$1,934,603
44,412	SolarWinds Corp.	580,909
124,371	SoundHound AI, Inc., Class A (a) (c)	625,586
495,359	Terawulf, Inc. (a)	3,229,741
30,099	Vertex, Inc., Class A (a)	1,249,410
		36,413,865
	Specialized REITs — 0.9%
11,818	EPR Properties	536,182
39,548	Four Corners Property Trust, Inc.	1,089,943
36,073	National Storage Affiliates Trust	1,520,477
126,130	Outfront Media, Inc.	2,240,069
12,865	PotlatchDeltic Corp.	534,798
110,478	Safehold, Inc.	2,350,972
		8,272,441
	Specialty Retail — 2.3%
39,544	Buckle (The), Inc.	1,682,993
87,681	Caleres, Inc.	2,617,278
79,149	Chewy, Inc., Class A (a)	2,134,648
143,957	Guess?, Inc.	2,445,829
53,123	National Vision Holdings, Inc. (a)	552,479
38,963	ODP (The) Corp. (a)	1,209,022
170,839	Sally Beauty Holdings, Inc. (a)	2,220,907
52,869	Shoe Carnival, Inc.	1,811,821
39,642	Sonic Automotive, Inc., Class A	2,248,891
36,235	Upbound Group, Inc.	1,059,511
45,103	Victoria’s Secret & Co. (a)	1,364,817
70,982	Warby Parker, Inc., Class A (a)	1,201,725
		20,549,921
	Technology Hardware, Storage & Peripherals — 0.7%
64,887	Diebold Nixdorf, Inc. (a)	3,002,971
66,312	IonQ, Inc. (a) (c)	996,669
223,341	Xerox Holdings Corp.	1,824,696
		5,824,336
	Textiles, Apparel & Luxury Goods — 1.0%
35,677	Carter’s, Inc.	1,951,532
94,949	G-III Apparel Group Ltd. (a)	2,875,056
13,360	Oxford Industries, Inc.	970,203
23,660	Steven Madden Ltd.	1,063,990
166,352	Wolverine World Wide, Inc.	2,560,157
		9,420,938
	Tobacco — 0.3%
54,563	Universal Corp.	2,778,348
Shares	Description	Value

	Trading Companies & Distributors — 1.3%
671,966	Custom Truck One Source, Inc. (a)	$2,748,341
75,250	Distribution Solutions Group, Inc. (a)	2,897,125
224,118	DNOW, Inc. (a)	2,651,316
34,122	Global Industrial Co.	905,257
11,906	H&E Equipment Services, Inc.	622,088
181,969	MRC Global, Inc. (a)	2,230,940
		12,055,067
	Water Utilities — 0.6%
6,958	American States Water Co.	573,757
32,067	California Water Service Group	1,666,201
8,884	Middlesex Water Co.	543,612
39,895	SJW Group	2,220,556
		5,004,126
	Wireless Telecommunication Services — 0.7%
161,440	Gogo, Inc. (a)	1,057,432
99,711	Telephone and Data Systems, Inc.	2,966,402
42,421	United States Cellular Corp. (a)	2,617,376
		6,641,210
	Total Common Stocks	900,001,295
	(Cost $802,943,816)
MONEY MARKET FUNDS — 0.1%
1,078,892	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (e)	1,078,892
	(Cost $1,078,892)

First Trust Small Cap Core AlphaDEX® Fund (FYX)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.5%
$2,228,124	Bank of America Corp., 4.85% (e), dated 10/31/24, due 11/01/24, with a maturity value of $2,228,424. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 2.75%, due 11/15/28 to 02/15/50. The value of the collateral including accrued interest is $2,272,686. (f)	$2,228,124
2,319,066	JPMorgan Chase & Co., 4.85% (e), dated 10/31/24, due 11/01/24, with a maturity value of $2,319,378. Collateralized by U.S. Treasury Securities, interest rates of 1.38% to 4.13%, due 02/28/30 to 08/15/46. The value of the collateral including accrued interest is $2,365,447. (f)	2,319,066
	Total Repurchase Agreements	4,547,190
	(Cost $4,547,190)

	Total Investments — 100.5%	905,627,377
	(Cost $808,569,898)
	Net Other Assets and Liabilities — (0.5)%	(4,775,950)
	Net Assets — 100.0%	$900,851,427

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $4,187,695 and the total value of the collateral held by the Fund is $4,547,190.

(d)	Non-income producing security which makes payment-in- kind distributions.
(e)	Rate shown reflects yield as of October 31, 2024.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 900,001,295	$ 900,001,295	$ —	$ —
Money Market Funds	1,078,892	1,078,892	—	—
Repurchase Agreements	4,547,190	—	4,547,190	—
Total Investments	$905,627,377	$901,080,187	$4,547,190	$—

*	See Portfolio of Investments for industry breakout.

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.0%
7,064	General Dynamics Corp.	$2,059,933
8,974	L3Harris Technologies, Inc.	2,220,796
3,652	Lockheed Martin Corp.	1,994,175
72,303	Textron, Inc.	5,814,607
		12,089,511
	Air Freight & Logistics — 1.1%
16,247	Expeditors International of Washington, Inc.	1,933,393
32,046	FedEx Corp.	8,775,797
15,659	United Parcel Service, Inc., Class B	2,099,246
		12,808,436
	Automobile Components — 0.7%
152,242	Aptiv PLC (a)	8,651,913
	Automobiles — 1.9%
1,038,150	Ford Motor Co.	10,682,563
244,488	General Motors Co.	12,410,211
		23,092,774
	Banks — 6.6%
161,406	Bank of America Corp.	6,749,999
140,099	Citigroup, Inc.	8,990,153
213,545	Citizens Financial Group, Inc.	8,994,515
149,501	Fifth Third Bancorp	6,530,204
596,618	Huntington Bancshares, Inc.	9,301,275
261,800	KeyCorp	4,516,050
35,956	M&T Bank Corp.	6,999,914
23,723	PNC Financial Services Group (The), Inc.	4,466,329
274,522	Regions Financial Corp.	6,552,840
140,052	U.S. Bancorp	6,765,912
155,253	Wells Fargo & Co.	10,079,025
		79,946,216
	Beverages — 0.7%
43,391	Brown-Forman Corp., Class B	1,910,506
117,000	Keurig Dr Pepper, Inc.	3,855,150
12,555	PepsiCo, Inc.	2,085,134
		7,850,790
	Biotechnology — 0.5%
33,041	Biogen, Inc. (a)	5,749,134
	Broadline Retail — 0.5%
98,366	eBay, Inc.	5,657,029
	Building Products — 1.7%
33,037	Builders FirstSource, Inc. (a)	5,662,542
54,480	Carrier Global Corp.	3,961,786
Shares	Description	Value

	Building Products (Continued)
25,432	Masco Corp.	$2,032,271
49,684	Owens Corning	8,783,634
		20,440,233
	Capital Markets — 2.5%
61,442	Morgan Stanley	7,142,633
35,809	Raymond James Financial, Inc.	5,307,610
72,393	State Street Corp.	6,718,070
100,642	T. Rowe Price Group, Inc.	11,056,530
		30,224,843
	Chemicals — 4.0%
7,169	Air Products and Chemicals, Inc.	2,226,190
80,633	Celanese Corp.	10,157,339
102,218	CF Industries Holdings, Inc.	8,405,386
36,315	Corteva, Inc.	2,212,310
117,236	Dow, Inc.	5,789,114
23,959	DuPont de Nemours, Inc.	1,988,357
114,316	LyondellBasell Industries N.V., Class A	9,928,345
33,105	PPG Industries, Inc.	4,121,903
29,177	Westlake Corp.	3,849,613
		48,678,557
	Communications Equipment — 0.4%
82,397	Cisco Systems, Inc.	4,512,884
	Consumer Finance — 2.5%
246,425	Ally Financial, Inc.	8,637,196
58,575	Capital One Financial Corp.	9,535,424
219,784	Synchrony Financial	12,118,890
		30,291,510
	Consumer Staples Distribution & Retail — 2.4%
103,705	Dollar General Corp.	8,300,548
153,058	Kroger (The) Co.	8,536,045
82,049	Sysco Corp.	6,149,572
41,092	Target Corp.	6,165,444
		29,151,609
	Containers & Packaging — 1.0%
131,107	International Paper Co.	7,281,683
20,359	Packaging Corp. of America	4,660,989
		11,942,672
	Distributors — 0.3%
31,395	Genuine Parts Co.	3,601,006
	Diversified Telecommunication Services — 1.6%
498,312	AT&T, Inc.	11,231,953
195,286	Verizon Communications, Inc.	8,227,399
		19,459,352

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities — 5.1%
105,531	Alliant Energy Corp.	$6,331,860
62,423	American Electric Power Co., Inc.	6,164,271
55,548	Duke Energy Corp.	6,403,018
50,352	Edison International	4,149,005
66,639	Entergy Corp.	10,314,385
216,283	Exelon Corp.	8,499,922
98,876	FirstEnergy Corp.	4,135,983
193,611	PPL Corp.	6,303,974
134,309	Xcel Energy, Inc.	8,973,184
		61,275,602
	Electronic Equipment, Instruments & Components — 0.7%
13,432	Keysight Technologies, Inc. (a)	2,001,502
14,633	Teledyne Technologies, Inc. (a)	6,662,698
		8,664,200
	Energy Equipment & Services — 2.1%
177,167	Baker Hughes Co.	6,746,519
377,378	Halliburton Co.	10,468,466
209,066	Schlumberger N.V.	8,377,275
		25,592,260
	Entertainment — 0.4%
45,589	Walt Disney (The) Co.	4,385,662
	Financial Services — 1.0%
300,764	Corebridge Financial, Inc.	9,555,272
27,360	PayPal Holdings, Inc. (a)	2,169,648
		11,724,920
	Food Products — 4.2%
183,510	Archer-Daniels-Midland Co.	10,131,587
113,439	Bunge Global S.A.	9,531,145
43,639	Campbell Soup Co.	2,035,759
65,647	Conagra Brands, Inc.	1,899,824
59,378	General Mills, Inc.	4,038,891
22,865	Hershey (The) Co.	4,060,367
202,038	Hormel Foods Corp.	6,172,261
182,415	Kraft Heinz (The) Co.	6,103,606
28,979	Mondelez International, Inc., Class A	1,984,482
73,625	Tyson Foods, Inc., Class A	4,313,689
		50,271,611
	Gas Utilities — 0.7%
63,228	Atmos Energy Corp.	8,774,782
	Ground Transportation — 0.9%
126,996	CSX Corp.	4,272,146
Shares	Description	Value

	Ground Transportation (Continued)
25,445	J.B. Hunt Transport Services, Inc.	$4,595,876
10,748	Old Dominion Freight Line, Inc.	2,163,787
		11,031,809
	Health Care Equipment & Supplies — 1.1%
26,208	Hologic, Inc. (a)	2,119,441
23,714	Medtronic PLC	2,116,475
81,244	Zimmer Biomet Holdings, Inc.	8,686,608
		12,922,524
	Health Care Providers & Services — 3.2%
116,502	Centene Corp. (a)	7,253,415
6,162	Cigna Group (The)	1,939,859
174,345	CVS Health Corp.	9,843,519
8,432	Elevance Health, Inc.	3,421,368
13,845	Humana, Inc.	3,569,656
9,553	Labcorp Holdings, Inc.	2,180,663
12,727	Molina Healthcare, Inc. (a)	4,088,167
41,254	Quest Diagnostics, Inc.	6,387,357
		38,684,004
	Health Care REITs — 0.7%
36,928	Alexandria Real Estate Equities, Inc.	4,119,319
191,743	Healthpeak Properties, Inc.	4,304,630
		8,423,949
	Hotels, Restaurants & Leisure — 0.5%
26,717	Darden Restaurants, Inc.	4,275,255
21,899	Starbucks Corp.	2,139,532
		6,414,787
	Household Durables — 3.5%
45,974	D.R. Horton, Inc.	7,769,606
58,474	Lennar Corp., Class A	9,958,122
446	NVR, Inc. (a)	4,082,153
76,379	PulteGroup, Inc.	9,893,372
70,963	Toll Brothers, Inc.	10,391,822
		42,095,075
	Household Products — 0.2%
13,104	Clorox (The) Co.	2,077,639
	Insurance — 7.3%
57,286	Aflac, Inc.	6,003,000
149,703	American International Group, Inc.	11,359,464
30,410	Chubb Ltd.	8,589,000
80,538	Cincinnati Financial Corp.	11,342,167
27,979	Everest Group Ltd.	9,949,612
70,660	Fidelity National Financial, Inc.	4,251,612

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
74,571	Hartford Financial Services Group (The), Inc.	$8,235,621
110,946	Loews Corp.	8,760,296
24,853	Principal Financial Group, Inc.	2,047,887
36,210	Prudential Financial, Inc.	4,435,001
20,127	Reinsurance Group of America, Inc.	4,248,407
27,358	Travelers (The) Cos., Inc.	6,728,427
37,632	W.R. Berkley Corp.	2,151,421
		88,101,915
	IT Services — 1.4%
6,040	Accenture PLC, Class A	2,082,713
63,442	Akamai Technologies, Inc. (a)	6,412,717
113,635	Cognizant Technology Solutions Corp., Class A	8,476,035
		16,971,465
	Machinery — 2.8%
6,592	Cummins, Inc.	2,168,636
15,348	Deere & Co.	6,211,182
27,048	Fortive Corp.	1,932,039
9,952	IDEX Corp.	2,136,097
8,128	Nordson Corp.	2,014,850
111,096	PACCAR, Inc.	11,585,091
22,108	Snap-on, Inc.	7,298,514
		33,346,409
	Media — 2.9%
19,762	Charter Communications, Inc., Class A (a)	6,474,229
262,456	Comcast Corp., Class A	11,461,454
258,985	Fox Corp., Class A	10,877,370
164,669	News Corp., Class A	4,487,230
20,650	Omnicom Group, Inc.	2,085,650
		35,385,933
	Metals & Mining — 2.7%
72,920	Nucor Corp.	10,342,973
37,906	Reliance, Inc.	10,854,004
86,951	Steel Dynamics, Inc.	11,347,105
		32,544,082
	Multi-Utilities — 5.2%
100,279	Ameren Corp.	8,735,304
298,106	CenterPoint Energy, Inc.	8,803,070
62,086	CMS Energy Corp.	4,321,806
84,226	Consolidated Edison, Inc.	8,564,100
110,826	Dominion Energy, Inc.	6,597,472
49,875	DTE Energy Co.	6,195,472
184,837	NiSource, Inc.	6,498,869
104,870	Sempra	8,743,012
45,594	WEC Energy Group, Inc.	4,355,595
		62,814,700
Shares	Description	Value

	Oil, Gas & Consumable Fuels — 12.4%
48,768	Cheniere Energy, Inc.	$9,333,220
74,440	Chevron Corp.	11,078,161
104,131	ConocoPhillips	11,406,510
457,738	Coterra Energy, Inc.	10,949,093
280,237	Devon Energy Corp.	10,839,567
50,872	Diamondback Energy, Inc.	8,992,643
89,181	EOG Resources, Inc.	10,876,515
239,364	EQT Corp.	8,746,361
93,525	Exxon Mobil Corp.	10,921,849
397,026	Kinder Morgan, Inc.	9,731,107
67,295	Marathon Petroleum Corp.	9,789,404
212,704	Occidental Petroleum Corp.	10,658,597
48,121	ONEOK, Inc.	4,661,962
83,400	Phillips 66	10,159,788
81,189	Valero Energy Corp.	10,535,085
		148,679,862
	Passenger Airlines — 2.8%
215,848	Delta Air Lines, Inc.	12,350,823
216,154	Southwest Airlines Co.	6,609,989
192,129	United Airlines Holdings, Inc. (a)	15,036,015
		33,996,827
	Pharmaceuticals — 1.1%
27,059	Johnson & Johnson	4,325,651
755,408	Viatris, Inc.	8,762,733
		13,088,384
	Professional Services — 0.5%
16,309	Jacobs Solutions, Inc.	2,292,719
59,091	SS&C Technologies Holdings, Inc.	4,132,234
		6,424,953
	Residential REITs — 0.7%
86,013	Equity Residential	6,052,735
13,435	Mid-America Apartment Communities, Inc.	2,033,253
		8,085,988
	Retail REITs — 0.4%
188,852	Kimco Realty Corp.	4,479,569
	Semiconductors & Semiconductor Equipment — 2.0%
373,841	Intel Corp.	8,045,059
120,786	ON Semiconductor Corp. (a)	8,514,205
88,795	Skyworks Solutions, Inc.	7,776,666
		24,335,930
	Software — 0.4%
62,877	Zoom Video Communications, Inc., Class A (a)	4,699,427

First Trust Large Cap Value AlphaDEX® Fund (FTA)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialized REITs — 0.2%
63,050	Weyerhaeuser Co.	$1,964,638
	Specialty Retail — 1.3%
62,001	Best Buy Co., Inc.	5,606,750
5,269	Home Depot (The), Inc.	2,074,669
7,883	Lowe’s Cos., Inc.	2,064,006
16,459	Ulta Beauty, Inc. (a)	6,073,042
		15,818,467
	Technology Hardware, Storage & Peripherals — 1.7%
535,819	Hewlett Packard Enterprise Co.	10,443,112
122,252	HP, Inc.	4,342,391
58,473	Seagate Technology Holdings PLC	5,868,935
		20,654,438
	Textiles, Apparel & Luxury Goods — 0.2%
24,150	NIKE, Inc., Class B	1,862,689
	Water Utilities — 0.2%
14,598	American Water Works Co., Inc.	2,016,130
	Total Common Stocks	1,201,759,099
	(Cost $1,110,964,836)
MONEY MARKET FUNDS — 0.1%
1,503,109	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (b)	1,503,109
	(Cost $1,503,109)

	Total Investments — 100.0%	1,203,262,208
	(Cost $1,112,467,945)
	Net Other Assets and Liabilities — 0.0%	492,737
	Net Assets — 100.0%	$1,203,754,945

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,201,759,099	$ 1,201,759,099	$ —	$ —
Money Market Funds	1,503,109	1,503,109	—	—
Total Investments	$1,203,262,208	$1,203,262,208	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 4.0%
23,960	Axon Enterprise, Inc. (a)	$10,147,060
40,616	General Electric Co.	6,977,017
36,617	HEICO Corp.	8,969,334
95,504	Howmet Aerospace, Inc.	9,523,659
5,368	TransDigm Group, Inc.	6,990,746
		42,607,816
	Automobiles — 0.7%
341,340	Rivian Automotive, Inc., Class A (a) (b)	3,447,534
14,641	Tesla, Inc. (a)	3,658,054
		7,105,588
	Banks — 1.5%
4,159	First Citizens BancShares, Inc., Class A	8,057,438
36,327	JPMorgan Chase & Co.	8,061,688
		16,119,126
	Beverages — 0.3%
53,296	Coca-Cola (The) Co.	3,480,762
	Biotechnology — 2.1%
27,850	Alnylam Pharmaceuticals, Inc. (a)	7,424,532
11,888	Amgen, Inc.	3,806,062
26,718	United Therapeutics Corp. (a)	9,991,730
4,008	Vertex Pharmaceuticals, Inc. (a)	1,907,728
		23,130,052
	Broadline Retail — 1.3%
20,554	Amazon.com, Inc. (a)	3,831,265
390,006	Coupang, Inc. (a)	10,058,255
		13,889,520
	Building Products — 2.0%
12,435	Carlisle Cos., Inc.	5,250,430
12,677	Lennox International, Inc.	7,638,780
24,630	Trane Technologies PLC	9,117,041
		22,006,251
	Capital Markets — 8.6%
16,302	Ameriprise Financial, Inc.	8,318,911
24,574	Ares Management Corp., Class A	4,120,568
133,242	Bank of New York Mellon (The) Corp.	10,041,117
18,696	Cboe Global Markets, Inc.	3,992,905
21,494	Coinbase Global, Inc., Class A (a)	3,852,800
19,340	Goldman Sachs Group (The), Inc.	10,014,059
34,821	Intercontinental Exchange, Inc.	5,427,549
73,321	KKR & Co., Inc.	10,135,895
8,018	LPL Financial Holdings, Inc.	2,262,519
11,785	Moody’s Corp.	5,350,861
Shares	Description	Value

	Capital Markets (Continued)
3,198	MSCI, Inc.	$1,826,698
76,613	Nasdaq, Inc.	5,663,233
85,079	Northern Trust Corp.	8,552,141
327,056	Robinhood Markets, Inc., Class A (a)	7,682,545
10,827	S&P Global, Inc.	5,200,858
		92,442,659
	Chemicals — 1.3%
21,908	Ecolab, Inc.	5,383,453
3,911	Linde PLC	1,784,003
20,068	Sherwin-Williams (The) Co.	7,199,796
		14,367,252
	Commercial Services & Supplies — 2.0%
37,203	Cintas Corp.	7,656,749
19,068	Republic Services, Inc.	3,775,464
75,721	Rollins, Inc.	3,569,488
50,003	Veralto Corp.	5,109,807
8,984	Waste Management, Inc.	1,939,196
		22,050,704
	Communications Equipment — 1.4%
19,958	Arista Networks, Inc. (a)	7,712,569
17,036	Motorola Solutions, Inc.	7,655,127
		15,367,696
	Construction & Engineering — 1.8%
22,240	EMCOR Group, Inc.	9,920,597
32,114	Quanta Services, Inc.	9,686,546
		19,607,143
	Consumer Finance — 0.9%
35,304	American Express Co.	9,534,904
	Consumer Staples Distribution & Retail — 1.2%
14,888	Casey’s General Stores, Inc.	5,866,170
8,642	Costco Wholesale Corp.	7,554,663
		13,420,833
	Electric Utilities — 3.7%
36,824	Constellation Energy Corp.	9,683,239
90,616	NextEra Energy, Inc.	7,181,318
105,098	NRG Energy, Inc.	9,500,859
387,437	PG&E Corp.	7,833,976
62,026	Southern (The) Co.	5,646,227
		39,845,619
	Electrical Equipment — 1.8%
11,557	Eaton Corp. PLC	3,832,070
13,056	Hubbell, Inc.	5,575,303
96,237	Vertiv Holdings Co., Class A	10,517,742
		19,925,115

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components — 0.4%
58,775	Amphenol Corp., Class A	$3,939,101
	Entertainment — 2.7%
72,240	Liberty Media Corp.-Liberty Formula One, Class C (a)	5,767,642
69,957	Live Nation Entertainment, Inc. (a)	8,194,763
7,885	Netflix, Inc. (a)	5,961,296
173,062	ROBLOX Corp., Class A (a)	8,950,767
		28,874,468
	Financial Services — 2.6%
44,783	Apollo Global Management, Inc.	6,415,613
12,153	Berkshire Hathaway, Inc., Class B (a)	5,480,031
12,243	Corpay, Inc. (a)	4,036,762
42,637	Fiserv, Inc. (a)	8,437,862
18,206	Global Payments, Inc.	1,888,144
3,778	Mastercard, Inc., Class A	1,887,451
		28,145,863
	Ground Transportation — 0.5%
74,424	Uber Technologies, Inc. (a)	5,362,249
	Health Care Equipment & Supplies — 2.1%
91,405	Boston Scientific Corp. (a)	7,679,848
11,387	Intuitive Surgical, Inc. (a)	5,737,226
31,375	ResMed, Inc.	7,607,496
5,160	Stryker Corp.	1,838,405
		22,862,975
	Health Care Providers & Services — 1.6%
23,560	HCA Healthcare, Inc.	8,451,915
57,607	Tenet Healthcare Corp. (a)	8,930,237
		17,382,152
	Health Care REITs — 1.5%
149,297	Ventas, Inc.	9,777,461
43,688	Welltower, Inc.	5,892,637
		15,670,098
	Hotels, Restaurants & Leisure — 6.5%
1,329	Booking Holdings, Inc.	6,214,736
414,481	Carnival Corp. (a)	9,118,582
32,358	Chipotle Mexican Grill, Inc. (a)	1,804,606
67,082	DoorDash, Inc., Class A (a)	10,511,750
47,563	DraftKings, Inc., Class A (a)	1,679,925
64,685	Expedia Group, Inc. (a)	10,110,912
24,266	Hilton Worldwide Holdings, Inc.	5,698,870
111,115	Las Vegas Sands Corp.	5,761,313
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
15,407	Marriott International, Inc., Class A	$4,006,128
12,575	McDonald’s Corp.	3,673,283
53,985	Royal Caribbean Cruises Ltd.	11,139,805
		69,719,910
	Household Durables — 1.1%
43,511	Garmin Ltd.	8,630,407
9,415	TopBuild Corp. (a)	3,327,073
		11,957,480
	Household Products — 1.0%
17,804	Church & Dwight Co., Inc.	1,778,798
53,881	Colgate-Palmolive Co.	5,049,188
13,105	Kimberly-Clark Corp.	1,758,429
10,767	Procter & Gamble (The) Co.	1,778,493
		10,364,908
	Independent Power and Renewable Electricity Producers — 0.9%
80,769	Vistra Corp.	10,092,894
	Insurance — 5.2%
50,483	Allstate (The) Corp.	9,416,089
5,391	Aon PLC, Class A	1,977,796
85,580	Arch Capital Group Ltd. (a)	8,434,765
19,878	Arthur J. Gallagher & Co.	5,589,693
73,937	Brown & Brown, Inc.	7,736,768
17,739	Erie Indemnity Co., Class A	7,961,973
1,190	Markel Group, Inc. (a)	1,834,992
17,167	Marsh & McLennan Cos., Inc.	3,746,526
37,730	Progressive (The) Corp.	9,161,976
		55,860,578
	Interactive Media & Services — 0.9%
11,244	Alphabet, Inc., Class A	1,923,961
13,378	Meta Platforms, Inc., Class A	7,593,085
		9,517,046
	IT Services — 2.0%
7,556	Gartner, Inc. (a)	3,796,890
61,070	GoDaddy, Inc., Class A (a)	10,186,476
34,646	International Business Machines Corp.	7,162,021
		21,145,387
	Life Sciences Tools & Services — 0.5%
12,555	Agilent Technologies, Inc.	1,636,042
1,242	Mettler-Toledo International, Inc. (a)	1,604,353
5,181	Waters Corp. (a)	1,674,033
		4,914,428

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery — 4.0%
19,583	Caterpillar, Inc.	$7,367,125
19,975	Dover Corp.	3,781,867
7,114	Illinois Tool Works, Inc.	1,857,679
39,016	Ingersoll Rand, Inc.	3,745,536
36,849	Otis Worldwide Corp.	3,618,572
12,122	Parker-Hannifin Corp.	7,686,196
52,675	Westinghouse Air Brake Technologies Corp.	9,901,846
41,424	Xylem, Inc.	5,044,615
		43,003,436
	Media — 0.6%
51,013	Trade Desk (The), Inc., Class A (a)	6,132,273
	Multi-Utilities — 0.7%
85,861	Public Service Enterprise Group, Inc.	7,676,832
	Oil, Gas & Consumable Fuels — 2.1%
64,691	Targa Resources Corp.	10,800,810
6,323	Texas Pacific Land Corp.	7,372,618
83,895	Williams (The) Cos., Inc.	4,393,581
		22,567,009
	Pharmaceuticals — 0.5%
4,322	Eli Lilly & Co.	3,586,136
9,542	Zoetis, Inc.	1,705,919
		5,292,055
	Professional Services — 2.1%
6,736	Automatic Data Processing, Inc.	1,948,321
47,061	Booz Allen Hamilton Holding Corp.	8,549,101
26,010	Broadridge Financial Solutions, Inc.	5,484,468
19,035	Equifax, Inc.	5,044,656
13,894	Paychex, Inc.	1,935,851
		22,962,397
	Residential REITs — 0.3%
8,278	AvalonBay Communities, Inc.	1,834,488
6,312	Essex Property Trust, Inc.	1,791,724
		3,626,212
	Retail REITs — 0.7%
60,387	Realty Income Corp.	3,585,176
22,659	Simon Property Group, Inc.	3,832,090
		7,417,266
	Semiconductors & Semiconductor Equipment — 2.9%
44,404	Broadcom, Inc.	7,538,467
38,384	First Solar, Inc. (a)	7,464,920
2,406	KLA Corp.	1,602,949
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
17,978	Micron Technology, Inc.	$1,791,508
4,141	Monolithic Power Systems, Inc.	3,144,261
63,075	NVIDIA Corp.	8,373,837
10,963	QUALCOMM, Inc.	1,784,448
		31,700,390
	Software — 8.3%
73,339	AppLovin Corp., Class A (a)	12,422,893
13,901	Autodesk, Inc. (a)	3,945,104
6,648	CrowdStrike Holdings, Inc., Class A (a)	1,973,592
4,928	Fair Isaac Corp. (a)	9,822,046
72,130	Fortinet, Inc. (a)	5,673,746
279,243	Gen Digital, Inc.	8,128,764
19,878	Manhattan Associates, Inc. (a)	5,235,070
11,061	MicroStrategy, Inc., Class A (a)	2,704,414
44,954	Oracle Corp.	7,545,079
257,380	Palantir Technologies, Inc., Class A (a)	10,696,713
11,206	Palo Alto Networks, Inc. (a)	4,037,858
6,813	Salesforce, Inc.	1,985,104
8,563	ServiceNow, Inc. (a)	7,989,193
9,584	Tyler Technologies, Inc. (a)	5,803,975
7,629	Workday, Inc., Class A (a)	1,784,042
		89,747,593
	Specialized REITs — 3.4%
24,054	American Tower Corp.	5,136,491
15,718	Crown Castle, Inc.	1,689,528
11,522	Digital Realty Trust, Inc.	2,053,566
2,100	Equinix, Inc.	1,906,968
21,256	Extra Space Storage, Inc.	3,471,105
36,238	Gaming and Leisure Properties, Inc.	1,818,785
80,575	Iron Mountain, Inc.	9,969,545
15,371	Public Storage	5,057,981
7,746	SBA Communications Corp.	1,777,475
114,974	VICI Properties, Inc.	3,651,574
		36,533,018
	Specialty Retail — 4.4%
1,215	AutoZone, Inc. (a)	3,655,935
36,340	Burlington Stores, Inc. (a)	9,003,962
54,994	Carvana Co. (a)	13,600,566
3,323	O’Reilly Automotive, Inc. (a)	3,831,884
25,446	Ross Stores, Inc.	3,555,315
47,588	TJX (The) Cos., Inc.	5,378,872
19,225	Tractor Supply Co.	5,104,430
24,719	Williams-Sonoma, Inc.	3,315,559
		47,446,523

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 1.2%
16,439	Apple, Inc.	$3,713,734
32,311	Dell Technologies, Inc., Class C	3,994,609
45,286	NetApp, Inc.	5,221,929
		12,930,272
	Textiles, Apparel & Luxury Goods — 0.5%
35,078	Deckers Outdoor Corp. (a)	5,643,699
	Tobacco — 1.2%
75,037	Altria Group, Inc.	4,086,515
63,096	Philip Morris International, Inc.	8,372,839
		12,459,354
	Trading Companies & Distributors — 2.1%
26,107	Fastenal Co.	2,041,045
11,824	United Rentals, Inc.	9,610,547
5,386	W.W. Grainger, Inc.	5,974,313
11,373	Watsco, Inc.	5,379,543
		23,005,448
	Wireless Telecommunication Services — 0.8%
37,118	T-Mobile US, Inc.	8,283,253
	Total Common Stocks	1,077,137,607
	(Cost $893,065,496)
MONEY MARKET FUNDS — 0.2%
1,827,131	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (c)	1,827,131
	(Cost $1,827,131)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$1,221,167	Bank of America Corp., 4.85% (c), dated 10/31/24, due 11/01/24, with a maturity value of $1,221,332. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 2.75%, due 11/15/28 to 02/15/50. The value of the collateral including accrued interest is $1,245,590. (d)	$1,221,167
1,271,010	JPMorgan Chase & Co., 4.85% (c), dated 10/31/24, due 11/01/24, with a maturity value of $1,271,181. Collateralized by U.S. Treasury Securities, interest rates of 1.38% to 4.13%, due 02/28/30 to 08/15/46. The value of the collateral including accrued interest is $1,296,430. (d)	1,271,010
	Total Repurchase Agreements	2,492,177
	(Cost $2,492,177)

	Total Investments — 100.3%	1,081,456,915
	(Cost $897,384,804)
	Net Other Assets and Liabilities — (0.3)%	(2,879,227)
	Net Assets — 100.0%	$1,078,577,688

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $2,332,363 and the total value of the collateral held by the Fund is $2,492,177.

(c)	Rate shown reflects yield as of October 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust Large Cap Growth AlphaDEX® Fund (FTC)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,077,137,607	$ 1,077,137,607	$ —	$ —
Money Market Funds	1,827,131	1,827,131	—	—
Repurchase Agreements	2,492,177	—	2,492,177	—
Total Investments	$1,081,456,915	$1,078,964,738	$2,492,177	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.6%
534	AAR Corp. (a)	$31,346
403	General Dynamics Corp.	117,519
700	Huntington Ingalls Industries, Inc.	129,472
512	L3Harris Technologies, Inc.	126,704
208	Lockheed Martin Corp.	113,578
4,123	Textron, Inc.	331,572
		850,191
	Air Freight & Logistics — 0.7%
927	Expeditors International of Washington, Inc.	110,313
1,827	FedEx Corp.	500,324
1,185	GXO Logistics, Inc. (a)	70,875
2,305	Hub Group, Inc., Class A	100,014
893	United Parcel Service, Inc., Class B	119,715
		901,241
	Automobile Components — 1.5%
6,307	Adient PLC (a)	123,176
8,682	Aptiv PLC (a)	493,398
8,499	BorgWarner, Inc.	285,821
13,480	Dana, Inc.	103,392
1,715	Fox Factory Holding Corp. (a)	61,723
1,529	Gentherm, Inc. (a)	64,141
20,105	Goodyear Tire & Rubber (The) Co. (a)	161,041
590	LCI Industries	65,655
2,826	Lear Corp.	270,618
500	Patrick Industries, Inc.	62,990
3,092	Phinia, Inc.	144,025
1,868	Visteon Corp. (a)	168,587
805	XPEL, Inc. (a) (b)	31,049
		2,035,616
	Automobiles — 1.4%
59,201	Ford Motor Co.	609,178
13,942	General Motors Co.	707,696
8,004	Harley-Davidson, Inc.	255,728
1,684	Thor Industries, Inc.	175,271
1,803	Winnebago Industries, Inc.	101,040
		1,848,913
	Banks — 8.7%
1,749	1st Source Corp.	103,593
1,977	Ameris Bancorp	122,554
3,304	Associated Banc-Corp.	78,437
1,637	Atlantic Union Bankshares Corp.	61,879
9,204	Bank of America Corp.	384,911
5,739	Bank OZK	251,081
Shares	Description	Value

	Banks (Continued)
2,874	BankUnited, Inc.	$101,567
1,759	Banner Corp.	112,646
1,297	Berkshire Hills Bancorp, Inc.	35,317
1,179	BOK Financial Corp.	125,245
5,317	Byline Bancorp Inc.	143,080
7,747	Cadence Bank	258,982
2,439	Cathay General Bancorp	112,145
7,989	Citigroup, Inc.	512,654
12,178	Citizens Financial Group, Inc.	512,937
7,087	Columbia Banking System, Inc.	202,050
2,059	Comerica, Inc.	131,179
601	Community Financial System, Inc.	36,745
3,831	Customers Bancorp, Inc. (a)	176,724
5,878	CVB Financial Corp.	114,210
8,685	Eastern Bankshares, Inc.	141,826
2,043	Enterprise Financial Services Corp.	107,707
13,115	F.N.B. Corp.	190,167
744	FB Financial Corp.	36,605
8,525	Fifth Third Bancorp	372,372
1,711	First Bancorp	71,349
4,025	First Busey Corp.	97,848
6,108	First Commonwealth Financial Corp.	100,416
5,642	First Financial Bancorp	144,322
3,074	First Hawaiian, Inc.	76,051
11,915	First Horizon Corp.	206,487
3,414	First Interstate BancSystem, Inc., Class A	105,151
2,816	First Merchants Corp.	104,333
5,777	Fulton Financial Corp.	104,621
2,411	Hancock Whitney Corp.	125,565
2,213	Hilltop Holdings, Inc.	67,784
8,340	Hope Bancorp, Inc.	103,333
34,022	Huntington Bancshares, Inc.	530,403
2,407	Independent Bank Corp.	151,400
14,929	KeyCorp	257,525
2,050	M&T Bank Corp.	399,094
789	NBT Bancorp, Inc.	35,095
744	Nicolet Bankshares, Inc.	75,657
5,319	Northwest Bancshares, Inc.	70,689
1,584	OFG Bancorp	63,788
1,388	Pacific Premier Bancorp, Inc.	35,408
1,587	Pathward Financial, Inc.	112,296
4,731	Peoples Bancorp, Inc.	145,620
630	Pinnacle Financial Partners, Inc.	66,433
1,353	PNC Financial Services Group (The), Inc.	254,729
615	Popular, Inc.	54,876
1,305	Preferred Bank	110,103
1,712	Prosperity Bancshares, Inc.	125,318

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
1,881	Provident Financial Services, Inc.	$35,137
15,655	Regions Financial Corp.	373,685
3,223	Renasant Corp.	109,937
1,696	S&T Bancorp, Inc.	64,414
3,339	Sandy Spring Bancorp, Inc.	112,324
2,671	Seacoast Banking Corp. of Florida	71,316
4,863	Simmons First National Corp., Class A	112,822
635	SouthState Corp.	61,932
489	Texas Capital Bancshares, Inc. (a)	37,629
2,153	TowneBank	70,016
2,456	TriCo Bancshares	104,945
4,473	Trustmark Corp.	155,303
7,987	U.S. Bancorp	385,852
587	UMB Financial Corp.	64,412
3,325	United Bankshares, Inc.	125,286
2,121	United Community Banks, Inc.	60,364
20,425	Valley National Bancorp	193,425
3,980	Veritex Holdings, Inc.	107,460
2,042	WaFd, Inc.	69,387
3,970	Webster Financial Corp.	205,646
8,853	Wells Fargo & Co.	574,737
3,517	WesBanco, Inc.	110,610
713	Western Alliance Bancorp	59,329
1,137	Wintrust Financial Corp.	131,767
2,054	WSFS Financial Corp.	100,995
3,919	Zions Bancorp N.A.	204,023
		11,925,060
	Beverages — 0.6%
121	Boston Beer (The) Co., Inc., Class A (a)	35,220
2,474	Brown-Forman Corp., Class B	108,930
6,672	Keurig Dr Pepper, Inc.	219,843
855	MGP Ingredients, Inc.	41,074
5,362	Molson Coors Beverage Co., Class B	292,068
716	PepsiCo, Inc.	118,913
		816,048
	Biotechnology — 0.3%
4,407	Alkermes PLC (a)	113,260
1,884	Biogen, Inc. (a)	327,816
		441,076
	Broadline Retail — 0.8%
643	Dillard’s, Inc., Class A	238,887
5,609	eBay, Inc.	322,574
8,433	Kohl’s Corp.	155,842
Shares	Description	Value

	Broadline Retail (Continued)
15,725	Macy’s, Inc.	$241,221
5,485	Nordstrom, Inc.	124,016
		1,082,540
	Building Products — 1.4%
1,523	American Woodmark Corp. (a)	138,151
1,884	Builders FirstSource, Inc. (a)	322,918
3,107	Carrier Global Corp.	225,941
689	Fortune Brands Innovations, Inc.	57,414
1,018	Gibraltar Industries, Inc. (a)	68,705
2,276	Hayward Holdings, Inc. (a)	37,008
1,450	Masco Corp.	115,869
7,678	Masterbrand, Inc. (a)	137,897
2,833	Owens Corning	500,846
3,775	Quanex Building Products Corp.	109,701
7,068	Resideo Technologies, Inc. (a)	139,028
940	UFP Industries, Inc.	115,000
		1,968,478
	Capital Markets — 2.5%
1,735	Affiliated Managers Group, Inc.	336,416
12,592	DigitalBridge Group, Inc.	197,568
1,081	Donnelley Financial Solutions, Inc. (a)	63,066
1,936	Federated Hermes, Inc.	77,692
12,245	Franklin Resources, Inc.	254,329
16,329	Golub Capital BDC, Inc.	247,221
3,513	Invesco Ltd.	60,915
1,002	Jefferies Financial Group, Inc.	64,108
3,504	Morgan Stanley	407,340
2,042	Raymond James Financial, Inc.	302,665
1,783	SEI Investments Co.	133,297
4,128	State Street Corp.	383,078
869	StoneX Group, Inc. (a)	78,245
5,739	T. Rowe Price Group, Inc.	630,487
500	Virtus Investment Partners, Inc.	108,185
		3,344,612
	Chemicals — 3.3%
409	Air Products and Chemicals, Inc.	127,007
2,128	Ashland, Inc.	179,965
1,226	Avient Corp.	57,144
4,598	Celanese Corp.	579,210
5,829	CF Industries Holdings, Inc.	479,319
1,718	Chemours (The) Co.	31,199
2,071	Corteva, Inc.	126,165
6,685	Dow, Inc.	330,105
1,366	DuPont de Nemours, Inc.	113,364
1,653	Eastman Chemical Co.	173,714
25,975	Ecovyst, Inc. (a)	172,993
4,677	FMC Corp.	303,958
777	H.B. Fuller Co.	56,861
629	Innospec, Inc.	67,794

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
6,519	LyondellBasell Industries N.V., Class A	$566,175
922	Minerals Technologies, Inc.	69,417
9,213	Mosaic (The) Co.	246,540
3,857	Olin Corp.	158,253
7,992	Orion S.A.	119,800
1,888	PPG Industries, Inc.	235,075
422	Quaker Chemical Corp.	63,967
921	Stepan Co.	66,625
1,664	Westlake Corp.	219,548
		4,544,198
	Commercial Services & Supplies — 0.7%
1,349	ABM Industries, Inc.	71,578
9,043	BrightView Holdings, Inc. (a)	148,124
14,066	CoreCivic, Inc. (a)	194,251
5,539	GEO Group (The), Inc. (a)	84,082
5,749	MillerKnoll, Inc.	128,548
4,216	OPENLANE, Inc. (a)	66,613
527	UniFirst Corp.	94,760
9,553	Vestis Corp.	129,157
		917,113
	Communications Equipment — 0.3%
4,699	Cisco Systems, Inc.	257,364
11,922	Viasat, Inc. (a)	114,451
		371,815
	Construction & Engineering — 0.2%
1,302	Arcosa, Inc.	121,919
1,293	Fluor Corp. (a)	67,598
342	MYR Group, Inc. (a)	44,802
		234,319
	Construction Materials — 0.2%
4,741	Summit Materials, Inc., Class A (a)	224,771
	Consumer Finance — 1.9%
14,053	Ally Financial, Inc.	492,558
3,740	Bread Financial Holdings, Inc.	186,439
3,340	Capital One Financial Corp.	543,718
6,227	LendingClub Corp. (a)	88,299
9,130	Navient Corp.	129,920
308	Nelnet, Inc., Class A	34,711
3,931	OneMain Holdings, Inc.	195,253
2,936	PROG Holdings, Inc.	128,215
5,394	SLM Corp.	118,830
12,533	Synchrony Financial	691,070
		2,609,013
Shares	Description	Value

	Consumer Staples Distribution & Retail — 1.7%
2,839	Andersons (The), Inc.	$128,891
748	BJ’s Wholesale Club Holdings, Inc. (a)	63,378
5,914	Dollar General Corp.	473,357
4,055	Grocery Outlet Holding Corp. (a)	57,986
2,385	Ingles Markets, Inc., Class A	152,306
8,728	Kroger (The) Co.	486,760
787	Performance Food Group Co. (a)	63,944
775	PriceSmart, Inc.	64,387
4,679	Sysco Corp.	350,691
2,343	Target Corp.	351,544
2,065	Weis Markets, Inc.	129,868
		2,323,112
	Containers & Packaging — 1.1%
2,722	Berry Global Group, Inc.	191,765
2,840	Greif, Inc., Class A	177,330
7,477	International Paper Co.	415,272
2,661	O-I Glass, Inc. (a)	29,564
1,161	Packaging Corp. of America	265,799
9,100	Pactiv Evergreen, Inc.	103,194
1,699	Sealed Air Corp.	61,470
2,350	Silgan Holdings, Inc.	121,589
3,387	Sonoco Products Co.	177,885
		1,543,868
	Distributors — 0.3%
1,790	Genuine Parts Co.	205,313
4,635	LKQ Corp.	170,522
		375,835
	Diversified Consumer Services — 0.5%
34,126	ADT, Inc.	245,707
173	Graham Holdings Co., Class B	145,891
6,306	Laureate Education, Inc.	108,337
5,363	Mister Car Wash, Inc. (a)	40,276
6,400	Perdoceo Education Corp.	143,040
		683,251
	Diversified REITs — 0.2%
3,707	Alexander & Baldwin, Inc.	68,987
7,512	Broadstone Net Lease, Inc.	132,136
1,980	WP Carey, Inc.	110,326
		311,449
	Diversified Telecommunication Services — 1.0%
28,416	AT&T, Inc.	640,497
14,999	Liberty Latin America Ltd., Class C (a)	145,190

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services (Continued)
5,044	Shenandoah Telecommunications Co.	$69,809
11,136	Verizon Communications, Inc.	469,160
		1,324,656
	Electric Utilities — 3.6%
6,018	Alliant Energy Corp.	361,080
3,560	American Electric Power Co., Inc.	351,550
3,168	Duke Energy Corp.	365,175
2,871	Edison International	236,570
3,800	Entergy Corp.	588,164
3,979	Evergy, Inc.	240,491
12,334	Exelon Corp.	484,726
5,638	FirstEnergy Corp.	235,837
1,197	IDACORP, Inc.	123,866
4,511	OGE Energy Corp.	180,395
3,157	Otter Tail Corp.	247,888
2,785	Pinnacle West Capital Corp.	244,551
5,151	Portland General Electric Co.	244,157
11,041	PPL Corp.	359,495
2,818	TXNM Energy, Inc.	122,696
7,659	Xcel Energy, Inc.	511,698
		4,898,339
	Electrical Equipment — 0.4%
3,640	Atkore, Inc.	312,166
1,813	EnerSys	175,607
6,224	Shoals Technologies Group, Inc., Class A (a)	33,672
		521,445
	Electronic Equipment, Instruments & Components — 1.8%
1,858	Arrow Electronics, Inc. (a)	220,489
4,543	Avnet, Inc.	246,276
1,606	Benchmark Electronics, Inc.	69,540
1,269	Crane NXT Co.	68,869
355	ePlus, Inc. (a)	31,577
1,409	IPG Photonics Corp. (a)	114,073
1,544	Jabil, Inc.	190,051
766	Keysight Technologies, Inc. (a)	114,142
233	Littelfuse, Inc.	56,999
463	PC Connection, Inc.	29,470
630	Rogers Corp. (a)	63,176
2,703	Sanmina Corp. (a)	189,480
2,964	ScanSource, Inc. (a)	125,703
1,541	TD SYNNEX Corp.	177,754
835	Teledyne Technologies, Inc. (a)	380,192
3,900	TTM Technologies, Inc. (a)	87,516
Shares	Description	Value

	Electronic Equipment, Instruments & Components (Continued)
9,409	Vishay Intertechnology, Inc.	$159,577
3,656	Vontier Corp.	135,564
		2,460,448
	Energy Equipment & Services — 2.2%
10,103	Baker Hughes Co.	384,722
21,520	Halliburton Co.	596,965
10,138	Helmerich & Payne, Inc.	340,637
16,156	Liberty Energy, Inc.	275,783
19,312	NOV, Inc.	299,529
40,316	Patterson-UTI Energy, Inc.	309,224
27,977	RPC, Inc.	158,909
11,922	Schlumberger N.V.	477,715
43,541	Transocean Ltd. (a)	188,968
		3,032,452
	Entertainment — 0.2%
790	Sphere Entertainment Co. (a)	33,030
2,600	Walt Disney (The) Co.	250,120
		283,150
	Financial Services — 1.8%
17,151	Corebridge Financial, Inc.	544,887
4,797	Essent Group Ltd.	287,868
1,030	EVERTEC, Inc.	33,743
3,381	Jackson Financial, Inc., Class A	337,931
12,047	MGIC Investment Corp.	301,657
2,677	Mr. Cooper Group, Inc. (a)	237,048
1,560	PayPal Holdings, Inc. (a)	123,708
8,891	Radian Group, Inc.	310,385
779	Voya Financial, Inc.	62,554
543	Walker & Dunlop, Inc.	59,388
15,511	Western Union (The) Co.	166,898
		2,466,067
	Food Products — 2.9%
10,465	Archer-Daniels-Midland Co.	577,773
6,469	Bunge Global S.A.	543,525
2,489	Campbell Soup Co.	116,112
3,744	Conagra Brands, Inc.	108,351
6,640	Darling Ingredients, Inc. (a)	259,690
1,182	Fresh Del Monte Produce, Inc.	37,954
3,386	General Mills, Inc.	230,316
1,304	Hershey (The) Co.	231,564
11,521	Hormel Foods Corp.	351,967
1,347	Ingredion, Inc.	178,828
1,528	J.M. Smucker (The) Co.	173,443
10,402	Kraft Heinz (The) Co.	348,051
1,653	Mondelez International, Inc., Class A	113,197
1,599	Post Holdings, Inc. (a)	174,627

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
57	Seaboard Corp.	$157,663
4,199	Tyson Foods, Inc., Class A	246,019
6,122	WK Kellogg Co.	101,809
		3,950,889
	Gas Utilities — 1.5%
3,606	Atmos Energy Corp.	500,441
6,751	MDU Resources Group, Inc.	194,766
4,071	National Fuel Gas Co.	246,418
1,307	New Jersey Resources Corp.	59,978
3,487	Northwest Natural Holding Co.	135,609
2,486	ONE Gas, Inc.	177,177
2,509	Southwest Gas Holdings, Inc.	183,784
3,667	Spire, Inc.	234,175
12,327	UGI Corp.	294,739
		2,027,087
	Ground Transportation — 1.4%
966	ArcBest Corp.	100,638
813	Avis Budget Group, Inc.	67,479
7,242	CSX Corp.	243,621
53,918	Hertz Global Holdings, Inc. (a)	149,892
1,451	J.B. Hunt Transport Services, Inc.	262,080
2,287	Knight-Swift Transportation Holdings, Inc.	119,107
327	Landstar System, Inc.	57,477
5,918	Marten Transport Ltd.	91,611
613	Old Dominion Freight Line, Inc.	123,409
1,692	Ryder System, Inc.	247,506
3,670	Schneider National, Inc., Class B	103,787
1,713	U-Haul Holding Co.	116,929
4,127	Universal Logistics Holdings, Inc.	173,499
2,714	Werner Enterprises, Inc.	100,119
		1,957,154
	Health Care Equipment & Supplies — 0.9%
2,962	Avanos Medical, Inc. (a)	55,330
485	CONMED Corp.	33,097
1,653	Enovis Corp. (a)	68,219
1,494	Hologic, Inc. (a)	120,820
7,834	Integra LifeSciences Holdings Corp. (a)	146,966
1,352	Medtronic PLC	120,666
3,539	Solventum Corp. (a)	256,861
4,633	Zimmer Biomet Holdings, Inc.	495,360
		1,297,319
Shares	Description	Value

	Health Care Providers & Services — 2.3%
3,358	AMN Healthcare Services, Inc. (a)	$127,402
6,644	Centene Corp. (a)	413,655
351	Cigna Group (The)	110,498
9,942	CVS Health Corp.	561,325
481	Elevance Health, Inc.	195,171
846	Henry Schein, Inc. (a)	59,415
790	Humana, Inc.	203,686
545	Labcorp Holdings, Inc.	124,407
726	Molina Healthcare, Inc. (a)	233,206
1,971	Option Care Health, Inc. (a)	45,412
6,676	Owens & Minor, Inc. (a)	84,852
6,518	Patterson Cos., Inc.	136,943
8,897	Premier, Inc., Class A	179,275
2,353	Quest Diagnostics, Inc.	364,315
1,769	Select Medical Holdings Corp.	56,749
1,077	Universal Health Services, Inc., Class B	220,042
		3,116,353
	Health Care REITs — 0.4%
2,106	Alexandria Real Estate Equities, Inc.	234,924
10,934	Healthpeak Properties, Inc.	245,469
		480,393
	Hotel & Resort REITs — 0.9%
11,982	Apple Hospitality REIT, Inc.	176,974
16,305	DiamondRock Hospitality Co.	139,734
14,019	Host Hotels & Resorts, Inc.	241,687
12,619	Park Hotels & Resorts, Inc.	175,278
7,917	Pebblebrook Hotel Trust	94,846
19,382	RLJ Lodging Trust	171,531
17,241	Sunstone Hotel Investors, Inc.	173,962
7,092	Xenia Hotels & Resorts, Inc.	100,493
		1,274,505
	Hotels, Restaurants & Leisure — 0.9%
2,112	Bloomin’ Brands, Inc.	35,038
2,862	Boyd Gaming Corp.	198,308
1,478	Caesars Entertainment, Inc. (a)	59,194
1,524	Darden Restaurants, Inc.	243,870
3,397	Hilton Grand Vacations, Inc. (a)	125,281
1,937	Marriott Vacations Worldwide Corp.	149,207
1,578	MGM Resorts International (a)	58,181
1,321	Monarch Casino & Resort, Inc.	103,712
13,515	Playa Hotels & Resorts N.V. (a)	114,878
1,249	Starbucks Corp.	122,027
		1,209,696
	Household Durables — 3.6%
81	Cavco Industries, Inc. (a)	33,193

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
1,728	Century Communities, Inc.	$153,204
650	Champion Homes, Inc. (a)	57,350
2,622	D.R. Horton, Inc.	443,118
2,893	Dream Finders Homes, Inc., Class A (a)	86,356
1,254	Green Brick Partners, Inc. (a)	86,539
2,877	Helen of Troy Ltd. (a)	183,121
871	Hovnanian Enterprises, Inc., Class A (a)	153,331
2,879	KB Home	226,001
3,316	La-Z-Boy, Inc.	126,174
3,335	Lennar Corp., Class A	567,950
884	LGI Homes, Inc. (a)	89,779
1,800	M/I Homes, Inc. (a)	272,862
1,504	Meritage Homes Corp.	272,525
26	NVR, Inc. (a)	237,973
4,356	PulteGroup, Inc.	564,233
4,390	Taylor Morrison Home Corp. (a)	300,715
4,047	Toll Brothers, Inc.	592,643
6,807	Tri Pointe Homes, Inc. (a)	275,207
1,729	Whirlpool Corp.	178,969
		4,901,243
	Household Products — 0.3%
4,533	Central Garden & Pet Co., Class A (c)	132,091
747	Clorox (The) Co.	118,437
3,967	Reynolds Consumer Products, Inc.	106,911
1,101	Spectrum Brands Holdings, Inc.	98,672
		456,111
	Independent Power and Renewable Electricity Producers — 0.0%
1,138	Clearway Energy, Inc., Class C	32,296
	Industrial REITs — 0.0%
3,474	LXP Industrial Trust	32,795
	Insurance — 5.7%
3,267	Aflac, Inc.	342,349
458	American Financial Group, Inc.	59,050
8,537	American International Group, Inc.	647,788
620	Assurant, Inc.	118,854
3,878	Assured Guaranty Ltd.	323,658
2,324	Axis Capital Holdings Ltd.	181,876
775	Brighthouse Financial, Inc. (a)	36,657
1,734	Chubb Ltd.	489,751
4,593	Cincinnati Financial Corp.	646,832
7,029	CNO Financial Group, Inc.	241,798
3,709	Employers Holdings, Inc.	180,702
Shares	Description	Value

	Insurance (Continued)
1,595	Everest Group Ltd.	$567,198
4,029	Fidelity National Financial, Inc.	242,425
934	First American Financial Corp.	59,916
5,097	Genworth Financial, Inc. (a)	34,354
1,747	Globe Life, Inc.	184,483
4,252	Hartford Financial Services Group (The), Inc.	469,591
2,036	Horace Mann Educators Corp.	75,821
7,830	Lincoln National Corp.	272,092
6,327	Loews Corp.	499,580
3,483	Old Republic International Corp.	121,661
1,417	Principal Financial Group, Inc.	116,761
2,065	Prudential Financial, Inc.	252,921
1,148	Reinsurance Group of America, Inc.	242,320
1,132	RenaissanceRe Holdings Ltd.	297,037
427	Safety Insurance Group, Inc.	33,419
12,408	SiriusPoint Ltd. (a)	163,041
467	Stewart Information Services Corp.	32,130
1,560	Travelers (The) Cos., Inc.	383,666
4,151	Unum Group	266,411
2,146	W.R. Berkley Corp.	122,687
		7,706,829
	Interactive Media & Services — 0.4%
27,889	Bumble, Inc., Class A (a)	197,454
9,164	Getty Images Holdings, Inc. (a)	38,031
1,146	IAC, Inc. (a)	54,951
2,961	Shutterstock, Inc.	95,018
2,925	Ziff Davis, Inc. (a)	135,340
		520,794
	IT Services — 1.0%
344	Accenture PLC, Class A	118,618
3,618	Akamai Technologies, Inc. (a)	365,708
1,323	ASGN, Inc. (a)	121,848
6,480	Cognizant Technology Solutions Corp., Class A	483,343
11,891	DXC Technology Co. (a)	236,155
310	EPAM Systems, Inc. (a)	58,482
		1,384,154
	Leisure Products — 0.4%
2,208	Brunswick Corp.	176,066
3,238	Mattel, Inc. (a)	65,990
2,223	Polaris, Inc.	155,410
12,964	Topgolf Callaway Brands Corp. (a)	125,881
1,735	YETI Holdings, Inc. (a)	61,089
		584,436

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services — 0.1%
626	Charles River Laboratories International, Inc. (a)	$111,791
	Machinery — 3.1%
1,261	AGCO Corp.	125,898
582	Alamo Group, Inc.	98,672
393	Albany International Corp., Class A	26,693
3,954	Columbus McKinnon Corp.	125,777
376	Cummins, Inc.	123,696
875	Deere & Co.	354,104
1,542	Fortive Corp.	110,145
588	Franklin Electric Co., Inc.	56,277
3,496	Greenbrier (The) Cos., Inc.	207,208
732	Helios Technologies, Inc.	33,767
2,232	Hyster-Yale, Inc.	141,665
567	IDEX Corp.	121,701
1,806	John Bean Technologies Corp.	201,224
6,862	Kennametal, Inc.	173,746
571	Lindsay Corp.	68,349
887	Middleby (The) Corp. (a)	115,044
1,665	Mueller Industries, Inc.	136,480
464	Nordson Corp.	115,021
3,078	Oshkosh Corp.	314,695
6,335	PACCAR, Inc.	660,614
1,261	Snap-on, Inc.	416,294
5,829	Terex Corp.	301,418
1,464	Timken (The) Co.	121,512
711	Toro (The) Co.	57,221
298	Watts Water Technologies, Inc., Class A	56,796
		4,264,017
	Marine Transportation — 0.2%
1,730	Matson, Inc.	267,960
	Media — 2.2%
509	Cable One, Inc.	173,854
1,127	Charter Communications, Inc., Class A (a)	369,216
14,967	Comcast Corp., Class A	653,609
14,769	Fox Corp., Class A	620,298
3,900	Interpublic Group of (The) Cos., Inc.	114,660
3,192	Liberty Broadband Corp., Class C (a)	257,977
9,390	News Corp., Class A	255,878
1,119	Nexstar Media Group, Inc.	196,855
1,177	Omnicom Group, Inc.	118,877
11,276	TEGNA, Inc.	185,265
		2,946,489
Shares	Description	Value

	Metals & Mining — 2.4%
1,306	Alpha Metallurgical Resources, Inc.	$272,040
19,321	Cleveland-Cliffs, Inc. (a)	250,787
5,612	Commercial Metals Co.	301,926
1,444	Kaiser Aluminum Corp.	107,231
312	Materion Corp.	31,709
4,158	Nucor Corp.	589,771
2,162	Reliance, Inc.	619,067
4,958	Steel Dynamics, Inc.	647,019
4,827	Warrior Met Coal, Inc.	304,728
4,185	Worthington Steel, Inc.	160,034
		3,284,312
	Mortgage REITs — 0.7%
7,745	Apollo Commercial Real Estate Finance, Inc.	68,853
9,148	Arbor Realty Trust, Inc. (d)	134,842
11,240	Chimera Investment Corp.	169,724
4,662	Claros Mortgage Trust, Inc.	29,324
12,271	Ladder Capital Corp.	140,012
8,235	MFA Financial, Inc.	101,208
4,576	Ready Capital Corp.	31,346
21,738	Rithm Capital Corp.	230,205
3,027	Starwood Property Trust, Inc.	59,753
		965,267
	Multi-Utilities — 3.0%
5,718	Ameren Corp.	498,095
4,592	Avista Corp.	172,108
4,037	Black Hills Corp.	238,950
17,000	CenterPoint Energy, Inc.	502,010
3,540	CMS Energy Corp.	246,419
4,803	Consolidated Edison, Inc.	488,369
6,320	Dominion Energy, Inc.	376,230
2,844	DTE Energy Co.	353,282
10,540	NiSource, Inc.	370,586
2,488	Northwestern Energy Group, Inc.	133,008
5,980	Sempra	498,553
2,600	WEC Energy Group, Inc.	248,378
		4,125,988
	Office REITs — 0.6%
4,185	Cousins Properties, Inc.	128,187
1,987	Douglas Emmett, Inc.	35,349
5,241	Easterly Government Properties, Inc.	71,068
7,153	Equity Commonwealth (a)	141,558
4,248	Highwoods Properties, Inc.	142,478
1,997	JBG SMITH Properties	33,949
6,375	Kilroy Realty Corp.	256,402
7,097	Paramount Group, Inc.	34,420
		843,411

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels — 10.8%
4,306	Antero Resources Corp. (a)	$111,439
12,609	APA Corp.	297,572
2,351	California Resources Corp.	122,181
2,781	Cheniere Energy, Inc.	532,228
4,245	Chevron Corp.	631,741
2,368	Chord Energy Corp.	296,237
6,087	Civitas Resources, Inc.	296,985
9,469	CNX Resources Corp. (a)	322,230
9,411	Comstock Resources, Inc.	108,791
5,938	ConocoPhillips	650,449
26,103	Coterra Energy, Inc.	624,384
13,000	Crescent Energy Co., Class A	161,590
7,726	CVR Energy, Inc.	122,843
3,796	Delek US Holdings, Inc.	59,483
15,981	Devon Energy Corp.	618,145
2,901	Diamondback Energy, Inc.	512,810
5,086	EOG Resources, Inc.	620,289
13,650	EQT Corp.	498,771
3,750	Expand Energy Corp.	317,700
5,333	Exxon Mobil Corp.	622,788
2,579	Green Plains, Inc. (a)	31,541
1,176	Gulfport Energy Corp. (a)	162,805
6,920	HF Sinclair Corp.	267,181
22,641	Kinder Morgan, Inc.	554,931
44,152	Kosmos Energy Ltd. (a)	166,012
10,104	Magnolia Oil & Gas Corp., Class A	255,429
3,837	Marathon Petroleum Corp.	558,168
6,241	Matador Resources Co.	325,219
9,141	Murphy Oil Corp.	287,759
33,929	New Fortress Energy, Inc. (d)	285,343
8,710	Northern Oil & Gas, Inc.	315,737
12,130	Occidental Petroleum Corp.	607,834
2,744	ONEOK, Inc.	265,839
8,050	Ovintiv, Inc.	315,560
10,110	Par Pacific Holdings, Inc. (a)	156,199
9,965	PBF Energy, Inc., Class A	284,202
6,704	Peabody Energy Corp.	176,114
4,756	Phillips 66	579,376
8,021	Range Resources Corp.	240,871
7,716	SM Energy Co.	323,841
17,191	Talos Energy, Inc. (a)	175,692
4,630	Valero Energy Corp.	600,789
6,615	Vital Energy, Inc. (a)	180,391
5,756	World Kinect Corp.	150,519
		14,796,008
	Paper & Forest Products — 0.1%
1,148	Louisiana-Pacific Corp.	113,537
Shares	Description	Value

	Passenger Airlines — 1.6%
4,093	Alaska Air Group, Inc. (a)	$196,096
12,309	Delta Air Lines, Inc.	704,321
12,326	Southwest Airlines Co.	376,929
10,956	United Airlines Holdings, Inc. (a)	857,416
		2,134,762
	Personal Care Products — 0.2%
4,896	Edgewell Personal Care Co.	171,115
9,899	Herbalife Ltd. (a)	74,737
14,857	Olaplex Holdings, Inc. (a)	26,446
		272,298
	Pharmaceuticals — 1.1%
9,214	Innoviva, Inc. (a)	180,226
2,215	Jazz Pharmaceuticals PLC (a)	243,716
1,543	Johnson & Johnson	246,664
9,673	Organon & Co.	181,659
2,352	Perrigo Co. PLC	60,282
987	Prestige Consumer Healthcare, Inc. (a)	72,791
43,078	Viatris, Inc.	499,705
		1,485,043
	Professional Services — 1.2%
8,335	Alight, Inc., Class A (a)	57,762
6,018	Concentrix Corp.	255,825
1,463	CSG Systems International, Inc.	68,190
5,359	Dun & Bradstreet Holdings, Inc.	63,718
6,293	Genpact Ltd.	240,204
701	Insperity, Inc.	55,218
930	Jacobs Solutions, Inc.	130,739
568	Kforce, Inc.	32,825
1,640	Korn Ferry	115,866
1,324	Maximus, Inc.	114,447
1,492	NV5 Global, Inc. (a)	34,092
915	Robert Half, Inc.	62,321
3,370	SS&C Technologies Holdings, Inc.	235,664
1,272	TriNet Group, Inc.	107,980
3,341	Upwork, Inc. (a)	45,304
		1,620,155
	Real Estate Management & Development — 0.2%
5,497	Forestar Group, Inc. (a)	173,540
2,248	Newmark Group, Inc., Class A	33,698
		207,238
	Residential REITs — 0.3%
4,905	Equity Residential	345,165
766	Mid-America Apartment Communities, Inc.	115,926
		461,091

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Retail REITs — 0.2%
1,231	InvenTrust Properties Corp.	$36,253
10,769	Kimco Realty Corp.	255,441
2,220	Retail Opportunity Investments Corp.	34,410
		326,104
	Semiconductors & Semiconductor Equipment — 1.4%
8,063	Amkor Technology, Inc.	205,203
1,925	Diodes, Inc. (a)	112,574
21,318	Intel Corp.	458,763
6,888	ON Semiconductor Corp. (a)	485,535
7,186	Photronics, Inc. (a)	163,841
5,064	Skyworks Solutions, Inc.	443,505
917	Synaptics, Inc. (a)	62,971
		1,932,392
	Software — 0.4%
5,976	Adeia, Inc.	74,282
23,980	Riot Platforms, Inc. (a)	221,575
3,586	Zoom Video Communications, Inc., Class A (a)	268,018
		563,875
	Specialized REITs — 0.1%
1,917	Rayonier, Inc.	59,868
3,595	Weyerhaeuser Co.	112,020
		171,888
	Specialty Retail — 3.3%
5,285	Academy Sports & Outdoors, Inc.	268,795
6,328	Advance Auto Parts, Inc.	225,846
8,265	American Eagle Outfitters, Inc.	161,911
776	Asbury Automotive Group, Inc. (a)	176,804
1,034	AutoNation, Inc. (a)	160,756
7,730	Bath & Body Works, Inc.	219,377
3,536	Best Buy Co., Inc.	319,760
2,382	Buckle (The), Inc.	101,378
5,384	Caleres, Inc.	160,712
1,396	Five Below, Inc. (a)	132,327
644	Group 1 Automotive, Inc.	234,622
8,839	Guess?, Inc.	150,175
300	Home Depot (The), Inc.	118,125
777	Lithia Motors, Inc.	258,251
450	Lowe’s Cos., Inc.	117,824
125	Murphy USA, Inc.	61,056
2,392	ODP (The) Corp. (a)	74,224
1,139	Penske Automotive Group, Inc.	171,499
10,490	Sally Beauty Holdings, Inc. (a)	136,370
2,389	Shoe Carnival, Inc.	81,871
Shares	Description	Value

	Specialty Retail (Continued)
2,392	Signet Jewelers Ltd.	$219,299
2,434	Sonic Automotive, Inc., Class A	138,081
939	Ulta Beauty, Inc. (a)	346,472
1,091	Upbound Group, Inc.	31,901
8,050	Urban Outfitters, Inc. (a)	289,398
4,076	Victoria’s Secret & Co. (a)	123,340
		4,480,174
	Technology Hardware, Storage & Peripherals — 1.1%
3,984	Diebold Nixdorf, Inc. (a)	184,379
30,555	Hewlett Packard Enterprise Co.	595,517
6,971	HP, Inc.	247,610
3,334	Seagate Technology Holdings PLC	334,634
13,713	Xerox Holdings Corp.	112,035
		1,474,175
	Textiles, Apparel & Luxury Goods — 0.8%
1,612	Carter’s, Inc.	88,176
1,483	Columbia Sportswear Co.	119,337
5,830	G-III Apparel Group Ltd. (a)	176,532
1,377	NIKE, Inc., Class B	106,208
402	Oxford Industries, Inc.	29,193
3,059	PVH Corp.	301,189
1,843	Skechers U.S.A., Inc., Class A (a)	113,271
713	Steven Madden Ltd.	32,064
1,313	Tapestry, Inc.	62,302
		1,028,272
	Tobacco — 0.1%
3,350	Universal Corp.	170,582
	Trading Companies & Distributors — 1.6%
6,810	Air Lease Corp.	302,023
1,427	Beacon Roofing Supply, Inc. (a)	131,384
1,750	Boise Cascade Co.	232,802
41,259	Custom Truck One Source, Inc. (a)	168,749
13,761	DNOW, Inc. (a)	162,793
1,028	Global Industrial Co.	27,273
2,043	GMS, Inc. (a)	183,645
1,161	Herc Holdings, Inc.	242,812
11,173	MRC Global, Inc. (a)	136,981
1,434	MSC Industrial Direct Co., Inc., Class A	113,386
4,670	Rush Enterprises, Inc., Class A	264,229
1,102	WESCO International, Inc.	211,551
		2,177,628
	Water Utilities — 0.3%
832	American Water Works Co., Inc.	114,907
3,198	Essential Utilities, Inc.	123,443

First Trust Multi Cap Value AlphaDEX® Fund (FAB)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Water Utilities (Continued)
535	Middlesex Water Co.	$32,737
1,803	SJW Group	100,355
		371,442
	Wireless Telecommunication Services — 0.3%
9,913	Gogo, Inc. (a)	64,930
6,122	Telephone and Data Systems, Inc.	182,129
2,605	United States Cellular Corp. (a)	160,729
		407,788
	Total Common Stocks	136,274,817
	(Cost $129,721,327)
MONEY MARKET FUNDS — 0.1%
90,627	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (e)	90,627
	(Cost $90,627)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.3%
$398,504	JPMorgan Chase & Co., 4.85% (e), dated 10/31/24, due 11/01/24, with a maturity value of $398,558. Collateralized by U.S. Treasury Securities, interest rates of 1.38% to 4.13%, due 02/28/30 to 08/15/46. The value of the collateral including accrued interest is $406,474. (f)	398,504
	(Cost $398,504)

	Total Investments — 100.3%	136,763,948
	(Cost $130,210,458)
	Net Other Assets and Liabilities — (0.3)%	(401,008)
	Net Assets — 100.0%	$136,362,940

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(c)	Non-income producing security which makes payment-in- kind distributions.
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $378,162 and the total value of the collateral held by the Fund is $398,504.

(e)	Rate shown reflects yield as of October 31, 2024.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 136,274,817	$ 136,274,817	$ —	$ —
Money Market Funds	90,627	90,627	—	—
Repurchase Agreements	398,504	—	398,504	—
Total Investments	$136,763,948	$136,365,444	$398,504	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.4%
1,892	AeroVironment, Inc. (a)	$406,704
2,406	Axon Enterprise, Inc. (a)	1,018,941
2,618	BWX Technologies, Inc.	318,741
2,884	Cadre Holdings, Inc.	100,277
1,443	Curtiss-Wright Corp.	497,777
4,078	General Electric Co.	700,519
3,676	HEICO Corp.	900,436
9,589	Howmet Aerospace, Inc.	956,215
6,912	Kratos Defense & Security Solutions, Inc. (a)	157,041
16,804	Leonardo DRS, Inc. (a)	505,296
2,347	Moog, Inc., Class A	442,644
28,118	Rocket Lab USA, Inc. (a) (b)	300,863
539	TransDigm Group, Inc.	701,940
4,165	Triumph Group, Inc. (a)	57,644
1,659	Woodward, Inc.	272,225
		7,337,263
	Automobile Components — 0.3%
1,935	Dorman Products, Inc. (a)	220,648
13,379	Garrett Motion, Inc. (a)	99,406
3,571	Modine Manufacturing Co. (a)	420,557
		740,611
	Automobiles — 0.4%
26,868	Lucid Group, Inc. (a)	59,378
34,270	Rivian Automotive, Inc., Class A (a)	346,127
1,470	Tesla, Inc. (a)	367,280
		772,785
	Banks — 3.3%
7,542	Axos Financial, Inc. (a)	510,744
7,430	Banc of California, Inc.	114,125
1,530	BancFirst Corp.	166,326
5,114	Bancorp (The), Inc. (a)	257,030
1,372	City Holding Co.	159,975
3,193	Commerce Bancshares, Inc.	199,563
1,696	Cullen/Frost Bankers, Inc.	215,986
4,585	East West Bancorp, Inc.	446,992
10,339	First BanCorp	199,336
418	First Citizens BancShares, Inc., Class A	809,812
10,251	First Financial Bankshares, Inc.	370,471
4,156	German American Bancorp, Inc.	168,276
10,503	Home BancShares, Inc.	286,627
4,759	International Bancshares Corp.	291,536
3,647	JPMorgan Chase & Co.	809,342
1,681	Lakeland Financial Corp.	109,383
5,199	National Bank Holdings Corp., Class A	233,747
15,248	Old National Bancorp	293,676
Shares	Description	Value

	Banks (Continued)
1,303	Park National Corp.	$225,132
3,696	QCR Holdings, Inc.	292,354
5,895	ServisFirst Bancshares, Inc.	490,110
8,454	Stellar Bancorp, Inc.	230,118
3,531	Stock Yards Bancorp, Inc.	227,679
1,086	Westamerica BanCorp	55,951
		7,164,291
	Beverages — 0.4%
5,351	Coca-Cola (The) Co.	349,474
360	Coca-Cola Consolidated, Inc.	404,734
1,896	Vita Coco (The) Co., Inc. (a)	56,140
		810,348
	Biotechnology — 4.7%
3,491	ACADIA Pharmaceuticals, Inc. (a)	50,934
13,686	ADMA Biologics, Inc. (a)	223,219
4,926	Agios Pharmaceuticals, Inc. (a)	218,862
2,796	Alnylam Pharmaceuticals, Inc. (a)	745,386
1,193	Amgen, Inc.	381,951
5,027	Amicus Therapeutics, Inc. (a)	57,408
3,276	Arcellx, Inc. (a)	276,068
11,767	Arcutis Biotherapeutics, Inc. (a)	97,784
15,883	Ardelyx, Inc. (a)	93,233
6,195	Avidity Biosciences, Inc. (a)	261,801
2,191	Beam Therapeutics, Inc. (a)	48,005
28,799	BioCryst Pharmaceuticals, Inc. (a)	230,680
2,051	Blueprint Medicines Corp. (a)	179,483
11,010	Catalyst Pharmaceuticals, Inc. (a)	240,018
1,579	Celldex Therapeutics, Inc. (a)	41,149
1,856	Crinetics Pharmaceuticals, Inc. (a)	103,862
3,757	Denali Therapeutics, Inc. (a)	97,532
14,620	Exelixis, Inc. (a)	485,384
48,210	Geron Corp. (a)	198,143
6,628	Halozyme Therapeutics, Inc. (a)	335,178
20,117	Humacyte, Inc. (a) (b)	101,591
14,432	ImmunityBio, Inc. (a) (b)	75,191
3,898	Insmed, Inc. (a)	262,257
17,152	Iovance Biotherapeutics, Inc. (a)	179,067
4,818	Janux Therapeutics, Inc. (a)	260,124
5,780	Kymera Therapeutics, Inc. (a)	266,863
34,797	MannKind Corp. (a)	246,015
5,612	Mirum Pharmaceuticals, Inc. (a)	215,837
5,880	Myriad Genetics, Inc. (a)	129,125
3,736	Natera, Inc. (a)	451,907
12,752	Novavax, Inc. (a) (b)	122,547
7,168	Nurix Therapeutics, Inc. (a)	176,189
6,080	Protagonist Therapeutics, Inc. (a)	278,707

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Biotechnology (Continued)
5,899	PTC Therapeutics, Inc. (a)	$235,488
7,583	Relay Therapeutics, Inc. (a)	42,730
4,183	REVOLUTION Medicines, Inc. (a)	223,790
5,222	Rhythm Pharmaceuticals, Inc. (a)	249,246
8,219	Roivant Sciences Ltd. (a)	94,929
1,825	Spyre Therapeutics, Inc. (a)	59,367
11,697	TG Therapeutics, Inc. (a)	293,127
3,565	Twist Bioscience Corp. (a)	143,883
5,122	Ultragenyx Pharmaceutical, Inc. (a)	261,171
2,682	United Therapeutics Corp. (a)	1,002,987
8,037	Veracyte, Inc. (a)	271,168
402	Vertex Pharmaceuticals, Inc. (a)	191,344
		10,200,730
	Broadline Retail — 0.8%
2,064	Amazon.com, Inc. (a)	384,730
39,155	Coupang, Inc. (a)	1,009,808
2,927	Ollie’s Bargain Outlet Holdings, Inc. (a)	268,786
		1,663,324
	Building Products — 2.3%
2,112	A.O. Smith Corp.	158,611
3,518	AAON, Inc.	401,826
1,952	Allegion PLC	272,558
2,300	Apogee Enterprises, Inc.	172,132
2,165	Armstrong World Industries, Inc.	302,126
6,080	AZEK (The) Co., Inc. (a)	267,520
1,950	AZZ, Inc.	148,551
1,249	Carlisle Cos., Inc.	527,365
1,294	CSW Industrials, Inc.	456,911
2,301	Griffon Corp.	144,687
1,273	Lennox International, Inc.	767,071
496	Simpson Manufacturing Co., Inc.	89,176
3,188	Tecnoglass, Inc.	218,474
2,473	Trane Technologies PLC	915,406
		4,842,414
	Capital Markets — 6.4%
1,637	Ameriprise Financial, Inc.	835,361
2,467	Ares Management Corp., Class A	413,667
1,239	Artisan Partners Asset Management, Inc., Class A	54,640
13,377	Bank of New York Mellon (The) Corp.	1,008,091
17,544	BGC Group, Inc., Class A	164,387
4,899	Blue Owl Capital, Inc.	109,542
1,877	Cboe Global Markets, Inc.	400,871
2,965	Cohen & Steers, Inc.	292,853
Shares	Description	Value

	Capital Markets (Continued)
2,158	Coinbase Global, Inc., Class A (a)	$386,821
1,942	Goldman Sachs Group (The), Inc.	1,005,548
2,816	Hamilton Lane, Inc., Class A	505,866
2,401	Houlihan Lokey, Inc.	414,821
2,722	Interactive Brokers Group, Inc., Class A	415,323
3,496	Intercontinental Exchange, Inc.	544,921
7,361	KKR & Co., Inc.	1,017,585
805	LPL Financial Holdings, Inc.	227,155
1,892	Main Street Capital Corp.	97,135
741	MarketAxess Holdings, Inc.	214,460
1,183	Moody’s Corp.	537,129
297	Morningstar, Inc.	97,431
321	MSCI, Inc.	183,355
7,692	Nasdaq, Inc.	568,593
8,542	Northern Trust Corp.	858,642
1,671	Piper Sandler Cos.	473,962
2,052	PJT Partners, Inc., Class A	285,146
32,836	Robinhood Markets, Inc., Class A (a)	771,318
1,087	S&P Global, Inc.	522,151
4,814	StepStone Group, Inc., Class A	289,466
6,591	TPG, Inc.	446,079
2,301	Tradeweb Markets, Inc., Class A	292,227
3,951	Victory Capital Holdings, Inc., Class A	236,783
16,122	WisdomTree, Inc.	166,863
		13,838,192
	Chemicals — 1.6%
9,880	Aspen Aerogels, Inc. (a)	176,259
5,242	Axalta Coating Systems Ltd. (a)	198,777
1,078	Balchem Corp.	180,382
3,394	Cabot Corp.	365,975
2,200	Ecolab, Inc.	540,606
3,492	Element Solutions, Inc.	94,633
2,146	Hawkins, Inc.	229,407
393	Linde PLC	179,267
172	NewMarket Corp.	90,295
20,341	Perimeter Solutions S.A. (a)	270,128
4,376	Scotts Miracle-Gro (The) Co.	380,624
1,364	Sensient Technologies Corp.	102,955
2,015	Sherwin-Williams (The) Co.	722,922
		3,532,230
	Commercial Services & Supplies — 2.2%
5,383	ACV Auctions, Inc., Class A (a)	93,072
2,102	Brady Corp., Class A	149,536
4,101	Brink’s (The) Co.	421,542

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
1,907	Casella Waste Systems, Inc., Class A (a)	$186,657
1,336	Cimpress PLC (a)	92,197
3,735	Cintas Corp.	768,700
1,177	Clean Harbors, Inc. (a)	272,193
7,669	Driven Brands Holdings, Inc. (a)	113,885
5,082	HNI Corp.	250,441
38,372	Pitney Bowes, Inc.	276,662
1,914	Republic Services, Inc.	378,972
7,602	Rollins, Inc.	358,358
8,112	Steelcase, Inc., Class A	97,588
10,056	Tetra Tech, Inc.	491,537
5,020	Veralto Corp.	512,994
902	Waste Management, Inc.	194,697
		4,659,031
	Communications Equipment — 1.0%
2,004	Arista Networks, Inc. (a)	774,426
1,292	F5, Inc. (a)	302,173
11,054	Harmonic, Inc. (a)	122,589
2,541	Lumentum Holdings, Inc. (a)	162,294
1,710	Motorola Solutions, Inc.	768,388
		2,129,870
	Construction & Engineering — 2.0%
1,215	Comfort Systems USA, Inc.	475,114
3,920	Construction Partners, Inc., Class A (a)	308,622
2,406	Dycom Industries, Inc. (a)	419,438
2,233	EMCOR Group, Inc.	996,074
3,451	Granite Construction, Inc.	290,056
1,370	IES Holdings, Inc. (a)	299,571
4,711	Primoris Services Corp.	295,003
3,224	Quanta Services, Inc.	972,455
1,887	Sterling Infrastructure, Inc. (a)	291,447
		4,347,780
	Construction Materials — 0.5%
1,319	Eagle Materials, Inc.	376,522
5,305	Knife River Corp. (a)	516,282
2,241	United States Lime & Minerals, Inc.	252,740
		1,145,544
	Consumer Finance — 0.9%
3,545	American Express Co.	957,434
3,265	Enova International, Inc. (a)	283,761
1,652	FirstCash Holdings, Inc.	170,933
48,267	SoFi Technologies, Inc. (a)	539,142
		1,951,270
Shares	Description	Value

	Consumer Staples Distribution & Retail — 1.2%
1,495	Casey’s General Stores, Inc.	$589,060
6,513	Chefs’ Warehouse (The), Inc. (a)	259,999
867	Costco Wholesale Corp.	757,914
9,312	Maplebear, Inc. (a)	410,659
4,295	Sprouts Farmers Market, Inc. (a)	551,607
		2,569,239
	Containers & Packaging — 0.2%
1,184	AptarGroup, Inc.	198,805
6,411	Graphic Packaging Holding Co.	181,175
		379,980
	Diversified Consumer Services — 1.3%
3,625	Adtalem Global Education, Inc. (a)	293,335
3,384	Bright Horizons Family Solutions, Inc. (a)	451,662
1,682	Duolingo, Inc. (a)	492,776
5,701	Frontdoor, Inc. (a)	283,283
669	Grand Canyon Education, Inc. (a)	91,727
5,970	H&R Block, Inc.	356,588
13,257	OneSpaWorld Holdings Ltd.	232,130
3,605	Service Corp. International	294,348
580	Strategic Education, Inc.	50,437
3,207	Stride, Inc. (a)	299,149
		2,845,435
	Diversified REITs — 0.3%
6,028	American Assets Trust, Inc.	162,454
14,536	Empire State Realty Trust, Inc., Class A	154,082
11,109	Essential Properties Realty Trust, Inc.	352,044
6,376	Global Net Lease, Inc.	49,669
		718,249
	Diversified Telecommunication Services — 0.2%
8,370	AST SpaceMobile, Inc. (a) (b)	199,290
2,883	Cogent Communications Holdings, Inc.	231,418
1,763	Iridium Communications, Inc.	51,709
		482,417
	Electric Utilities — 1.9%
3,697	Constellation Energy Corp.	972,163
1,197	MGE Energy, Inc.	108,316
9,098	NextEra Energy, Inc.	721,016
10,552	NRG Energy, Inc.	953,901
38,898	PG&E Corp.	786,518
6,227	Southern (The) Co.	566,844
		4,108,758

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment — 1.5%
1,033	Acuity Brands, Inc.	$310,613
1,160	Eaton Corp. PLC	384,633
5,748	Enovix Corp. (a) (b)	51,761
7,092	Fluence Energy, Inc. (a)	154,251
1,311	Hubbell, Inc.	559,836
1,232	Powell Industries, Inc.	314,135
21,007	Sunrun, Inc. (a)	303,551
1,799	Thermon Group Holdings, Inc. (a)	47,152
9,662	Vertiv Holdings Co., Class A	1,055,960
		3,181,892
	Electronic Equipment, Instruments & Components — 1.2%
5,901	Amphenol Corp., Class A	395,485
4,433	Arlo Technologies, Inc. (a)	45,039
1,737	Badger Meter, Inc.	347,487
2,429	Belden, Inc.	276,590
5,334	Coherent Corp. (a)	493,075
1,110	CTS Corp.	54,934
4,440	Itron, Inc. (a)	496,214
8,933	Knowles Corp. (a)	154,720
4,850	Mirion Technologies, Inc. (a)	71,780
1,327	Napco Security Technologies, Inc.	51,063
1,061	OSI Systems, Inc. (a)	140,275
1,031	PAR Technology Corp. (a)	60,819
1,528	Trimble, Inc. (a)	92,444
		2,679,925
	Energy Equipment & Services — 0.6%
5,407	Archrock, Inc.	108,248
5,020	Atlas Energy Solutions, Inc.	98,241
4,768	Cactus, Inc., Class A	282,695
2,897	Core Laboratories, Inc.	54,753
3,127	Expro Group Holdings N.V. (a)	39,869
9,859	Helix Energy Solutions Group, Inc. (a)	91,196
3,774	Kodiak Gas Services, Inc.	120,315
6,476	Oceaneering International, Inc. (a)	158,014
14,471	Select Water Solutions, Inc.	153,393
1,321	Tidewater, Inc. (a)	79,353
		1,186,077
	Entertainment — 1.9%
11,799	AMC Entertainment Holdings, Inc., Class A (a)	51,798
1,349	Atlanta Braves Holdings, Inc., Class C (a)	53,299
9,827	Cinemark Holdings, Inc. (a)	292,353
Shares	Description	Value

	Entertainment (Continued)
7,253	Liberty Media Corp.-Liberty Formula One, Class C (a)	$579,079
7,024	Live Nation Entertainment, Inc. (a)	822,791
5,146	Madison Square Garden Entertainment Corp. (a)	214,640
911	Madison Square Garden Sports Corp. (a)	202,880
792	Netflix, Inc. (a)	598,776
17,375	ROBLOX Corp., Class A (a)	898,635
3,067	TKO Group Holdings, Inc. (a)	358,133
		4,072,384
	Financial Services — 2.6%
11,618	Affirm Holdings, Inc. (a)	509,449
4,496	Apollo Global Management, Inc.	644,097
1,220	Berkshire Hathaway, Inc., Class B (a)	550,122
1,229	Corpay, Inc. (a)	405,226
1,912	Euronet Worldwide, Inc. (a)	188,275
584	Federal Agricultural Mortgage Corp., Class C	107,030
4,281	Fiserv, Inc. (a)	847,210
1,828	Global Payments, Inc.	189,582
11,006	HA Sustainable Infrastructure Capital, Inc.	385,100
379	Mastercard, Inc., Class A	189,345
4,868	Merchants Bancorp	179,824
5,314	NMI Holdings, Inc. (a)	205,545
36,333	Payoneer Global, Inc. (a)	313,190
4,009	Remitly Global, Inc. (a)	72,082
5,353	Shift4 Payments, Inc., Class A (a)	484,125
13,401	Toast, Inc., Class A (a)	402,432
		5,672,634
	Food Products — 0.5%
2,924	Cal-Maine Foods, Inc.	256,669
2,774	Freshpet, Inc. (a)	367,666
636	J & J Snack Foods Corp.	104,380
1,544	Simply Good Foods (The) Co. (a)	51,971
1,733	Tootsie Roll Industries, Inc.	50,552
6,241	Vital Farms, Inc. (a)	216,438
		1,047,676
	Gas Utilities — 0.1%
881	Chesapeake Utilities Corp.	105,535
	Ground Transportation — 0.3%
7,439	Lyft, Inc., Class A (a)	96,484
7,472	Uber Technologies, Inc. (a)	538,357
		634,841

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies — 2.9%
8,222	Artivion, Inc. (a)	$216,485
9,177	Boston Scientific Corp. (a)	771,052
1,456	Glaukos Corp. (a)	192,556
5,303	Globus Medical, Inc., Class A (a)	389,983
1,348	Inspire Medical Systems, Inc. (a)	262,914
1,630	Insulet Corp. (a)	377,394
2,918	Integer Holdings Corp. (a)	362,561
1,143	Intuitive Surgical, Inc. (a)	575,889
4,321	Lantheus Holdings, Inc. (a)	474,619
2,356	LeMaitre Vascular, Inc.	208,247
711	Masimo Corp. (a)	102,391
3,839	Merit Medical Systems, Inc. (a)	378,756
3,415	PROCEPT BioRobotics Corp. (a)	307,350
3,150	ResMed, Inc.	763,780
2,214	RxSight, Inc. (a)	112,161
518	Stryker Corp.	184,553
3,798	Tandem Diabetes Care, Inc. (a)	119,143
2,416	TransMedics Group, Inc. (a)	198,040
691	UFP Technologies, Inc. (a)	184,497
		6,182,371
	Health Care Providers & Services — 2.7%
1,211	Addus HomeCare Corp. (a)	150,673
23,147	Alignment Healthcare, Inc. (a)	287,023
4,722	Astrana Health, Inc. (a)	253,949
23,720	Brookdale Senior Living, Inc. (a)	148,725
158	Chemed Corp.	85,358
1,160	CorVel Corp. (a)	345,471
2,893	DaVita, Inc. (a)	404,470
3,926	Encompass Health Corp.	390,480
3,297	Ensign Group (The), Inc.	511,002
4,134	Guardant Health, Inc. (a)	90,452
2,365	HCA Healthcare, Inc.	848,420
20,596	Hims & Hers Health, Inc. (a)	387,823
31,268	LifeStance Health Group, Inc. (a)	209,808
2,175	National HealthCare Corp.	252,365
7,419	NeoGenomics, Inc. (a)	100,824
6,834	RadNet, Inc. (a)	444,483
5,784	Tenet Healthcare Corp. (a)	896,636
		5,807,962
	Health Care REITs — 1.3%
6,147	CareTrust REIT, Inc.	200,822
10,451	Healthcare Realty Trust, Inc.	179,548
1,463	LTC Properties, Inc.	55,887
1,916	National Health Investors, Inc.	146,861
6,991	Omega Healthcare Investors, Inc.	296,908
Shares	Description	Value

	Health Care REITs (Continued)
15,289	Sabra Health Care REIT, Inc.	$296,606
14,989	Ventas, Inc.	981,630
4,386	Welltower, Inc.	591,584
		2,749,846
	Health Care Technology — 0.2%
6,279	Doximity, Inc., Class A (a)	262,085
7,739	Evolent Health, Inc., Class A (a)	180,706
4,802	Phreesia, Inc. (a)	87,829
		530,620
	Hotel & Resort REITs — 0.1%
1,769	Ryman Hospitality Properties, Inc.	189,371
	Hotels, Restaurants & Leisure — 5.5%
133	Booking Holdings, Inc.	621,941
3,575	Brinker International, Inc. (a)	367,188
41,613	Carnival Corp. (a)	915,486
3,829	Cava Group, Inc. (a)	511,401
3,972	Cheesecake Factory (The), Inc.	183,586
3,249	Chipotle Mexican Grill, Inc. (a)	181,197
728	Choice Hotels International, Inc. (b)	101,563
1,403	Churchill Downs, Inc.	196,560
1,577	Dave & Buster’s Entertainment, Inc. (a)	58,239
6,735	DoorDash, Inc., Class A (a)	1,055,374
4,775	DraftKings, Inc., Class A (a)	168,653
6,494	Expedia Group, Inc. (a)	1,015,077
20,944	Global Business Travel Group I (a)	159,803
2,436	Hilton Worldwide Holdings, Inc.	572,095
623	Hyatt Hotels Corp., Class A	90,615
11,156	Las Vegas Sands Corp.	578,439
19,420	Life Time Group Holdings, Inc. (a)	432,678
1,045	Light & Wonder, Inc. (a)	98,000
1,547	Marriott International, Inc., Class A	402,251
1,263	McDonald’s Corp.	368,935
13,873	Norwegian Cruise Line Holdings Ltd. (a)	351,542
997	Papa John’s International, Inc.	52,233
3,503	Planet Fitness, Inc., Class A (a)	275,055
986	Red Rock Resorts, Inc., Class A	50,740
5,420	Royal Caribbean Cruises Ltd.	1,118,417
59,638	Sabre Corp. (a)	190,842
1,560	Shake Shack, Inc., Class A (a)	189,805
7,718	Sweetgreen, Inc., Class A (a)	278,620
2,148	Texas Roadhouse, Inc.	410,526

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
2,375	Travel + Leisure Co.	$113,549
1,061	United Parks & Resorts, Inc. (a)	55,840
3,064	Wendy’s (The) Co.	58,553
684	Wingstop, Inc.	196,780
2,968	Wynn Resorts Ltd.	284,987
		11,706,570
	Household Durables — 0.7%
4,369	Garmin Ltd.	866,591
1,541	Installed Building Products, Inc.	334,243
945	TopBuild Corp. (a)	333,944
		1,534,778
	Household Products — 0.5%
1,788	Church & Dwight Co., Inc.	178,639
5,410	Colgate-Palmolive Co.	506,971
1,316	Kimberly-Clark Corp.	176,581
1,081	Procter & Gamble (The) Co.	178,559
424	WD-40 Co.	111,118
		1,151,868
	Independent Power and Renewable Electricity Producers — 0.9%
14,184	AES (The) Corp.	233,894
2,465	Ormat Technologies, Inc.	194,784
2,661	Talen Energy Corp. (a)	482,599
8,109	Vistra Corp.	1,013,301
		1,924,578
	Industrial REITs — 0.2%
508	EastGroup Properties, Inc.	87,010
1,694	First Industrial Realty Trust, Inc.	88,918
1,197	Innovative Industrial Properties, Inc.	154,641
		330,569
	Insurance — 4.1%
5,069	Allstate (The) Corp.	945,470
541	Aon PLC, Class A	198,477
8,592	Arch Capital Group Ltd. (a)	846,827
1,996	Arthur J. Gallagher & Co.	561,275
5,494	Baldwin Insurance Group (The), Inc. (a)	254,152
7,423	Brown & Brown, Inc.	776,743
1,781	Erie Indemnity Co., Class A	799,384
2,451	Goosehead Insurance, Inc., Class A (a)	266,914
407	Kinsale Capital Group, Inc.	174,241
9,767	Lemonade, Inc. (a) (b)	232,162
119	Markel Group, Inc. (a)	183,499
1,724	Marsh & McLennan Cos., Inc.	376,246
4,344	Mercury General Corp.	293,785
Shares	Description	Value

	Insurance (Continued)
12,899	Oscar Health, Inc., Class A (a)	$216,703
2,312	Palomar Holdings, Inc. (a)	207,548
1,073	Primerica, Inc.	297,017
3,788	Progressive (The) Corp.	919,840
1,224	RLI Corp.	190,907
4,286	Ryan Specialty Holdings, Inc.	282,319
5,374	Skyward Specialty Insurance Group, Inc. (a)	237,585
6,517	Trupanion, Inc. (a)	357,001
112	White Mountains Insurance Group Ltd.	201,280
		8,819,375
	Interactive Media & Services — 0.7%
1,129	Alphabet, Inc., Class A	193,183
5,363	Cargurus, Inc. (a)	166,360
3,203	Cars.com, Inc. (a)	51,216
7,519	Match Group, Inc. (a)	270,910
1,343	Meta Platforms, Inc., Class A	762,260
1,530	Yelp, Inc. (a)	52,234
		1,496,163
	IT Services — 1.1%
3,988	DigitalOcean Holdings, Inc. (a)	157,845
759	Gartner, Inc. (a)	381,398
6,131	GoDaddy, Inc., Class A (a)	1,022,651
3,478	International Business Machines Corp.	718,972
4,127	Kyndryl Holdings, Inc. (a)	94,467
		2,375,333
	Leisure Products — 0.2%
1,488	Acushnet Holdings Corp.	91,214
34,414	Peloton Interactive, Inc., Class A (a)	292,519
		383,733
	Life Sciences Tools & Services — 0.4%
1,261	Agilent Technologies, Inc.	164,321
1,108	Azenta, Inc. (a)	45,528
6,432	BioLife Solutions, Inc. (a)	150,509
1,187	Bio-Techne Corp.	87,541
1,373	Bruker Corp.	77,726
284	Medpace Holdings, Inc. (a)	89,238
125	Mettler-Toledo International, Inc. (a)	161,469
162	OmniAb, Inc. - 12.5 Earnout Shares (a) (c) (d) (e) (f)	0
162	OmniAb, Inc. - 15 Earnout Shares (a) (c) (d) (e) (f)	0
520	Waters Corp. (a)	168,017
		944,349

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery — 4.0%
4,936	Allison Transmission Holdings, Inc.	$527,461
5,832	Atmus Filtration Technologies, Inc.	227,098
4,564	Blue Bird Corp. (a)	192,190
1,966	Caterpillar, Inc.	739,609
764	Chart Industries, Inc. (a)	92,230
1,287	Donaldson Co., Inc.	94,157
2,005	Dover Corp.	379,607
2,612	Enerpac Tool Group Corp.	115,241
1,784	Esab Corp.	219,503
1,249	ESCO Technologies, Inc.	156,799
4,059	Federal Signal Corp.	331,093
5,505	Flowserve Corp.	289,783
714	Illinois Tool Works, Inc.	186,447
3,917	Ingersoll Rand, Inc.	376,032
2,538	ITT, Inc.	355,625
842	Kadant, Inc.	280,437
10,086	Mueller Water Products, Inc., Class A	217,757
3,699	Otis Worldwide Corp.	363,242
1,217	Parker-Hannifin Corp.	771,663
317	RBC Bearings, Inc. (a)	88,871
9,750	REV Group, Inc.	258,375
2,974	SPX Technologies, Inc. (a)	426,739
599	Standex International Corp.	110,144
2,201	Symbotic, Inc. (a) (b)	61,166
559	Tennant Co.	48,946
7,853	Trinity Industries, Inc.	269,201
5,288	Westinghouse Air Brake Technologies Corp.	994,038
4,159	Xylem, Inc.	506,483
		8,679,937
	Marine Transportation — 0.2%
3,099	Kirby Corp. (a)	355,641
	Media — 0.8%
11,023	EchoStar Corp., Class A (a)	276,236
10,124	Integral Ad Science Holding Corp. (a)	119,868
3,338	John Wiley & Sons, Inc., Class A	164,564
11,629	Magnite, Inc. (a)	145,130
5,111	New York Times (The) Co., Class A	285,398
5,122	Trade Desk (The), Inc., Class A (a)	615,716
		1,606,912
	Metals & Mining — 0.6%
7,087	ATI, Inc. (a)	373,556
Shares	Description	Value

	Metals & Mining (Continued)
2,972	Carpenter Technology Corp.	$444,314
9,923	Century Aluminum Co. (a)	175,141
39,766	Coeur Mining, Inc. (a)	256,093
676	Royal Gold, Inc.	98,736
		1,347,840
	Mortgage REITs — 0.3%
18,135	AGNC Investment Corp.	168,837
9,451	Annaly Capital Management, Inc.	179,664
2,824	Blackstone Mortgage Trust, Inc., Class A	51,425
4,111	Franklin BSP Realty Trust, Inc.	53,484
11,294	PennyMac Mortgage Investment Trust	152,243
11,603	Two Harbors Investment Corp.	133,434
		739,087
	Multi-Utilities — 0.4%
8,620	Public Service Enterprise Group, Inc.	770,714
	Office REITs — 0.2%
3,608	COPT Defense Properties	116,178
5,450	SL Green Realty Corp.	412,074
		528,252
	Oil, Gas & Consumable Fuels — 1.5%
6,302	Antero Midstream Corp.	90,560
9,038	Calumet, Inc. (a)	192,781
1,046	CONSOL Energy, Inc.	116,022
1,560	Dorian LPG Ltd.	45,006
2,411	DT Midstream, Inc.	217,352
2,418	Kinetik Holdings, Inc.	117,684
6,495	Targa Resources Corp.	1,084,405
635	Texas Pacific Land Corp.	740,410
4,205	Viper Energy, Inc.	218,239
8,423	Williams (The) Cos., Inc.	441,113
		3,263,572
	Paper & Forest Products — 0.1%
3,187	Sylvamo Corp.	270,959
	Passenger Airlines — 0.2%
2,574	SkyWest, Inc. (a)	245,045
45,222	Wheels Up Experience, Inc. (a)	92,253
		337,298
	Personal Care Products — 0.2%
4,686	BellRing Brands, Inc. (a)	308,480
733	Interparfums, Inc.	88,744
		397,224
	Pharmaceuticals — 1.3%
32,884	Amneal Pharmaceuticals, Inc. (a)	278,528

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
3,319	Amphastar Pharmaceuticals, Inc. (a)	$167,709
1,834	ANI Pharmaceuticals, Inc. (a)	104,987
4,093	Avadel Pharmaceuticals PLC (a)	63,319
3,166	Axsome Therapeutics, Inc. (a)	281,869
5,665	Collegium Pharmaceutical, Inc. (a)	193,403
10,247	Corcept Therapeutics, Inc. (a)	501,796
6,456	Elanco Animal Health, Inc. (a)	81,604
434	Eli Lilly & Co.	360,107
5,472	Harmony Biosciences Holdings, Inc. (a)	175,815
2,592	Intra-Cellular Therapies, Inc. (a)	219,672
1,093	Ligand Pharmaceuticals, Inc. (a)	115,530
12,579	Ocular Therapeutix, Inc. (a)	132,457
958	Zoetis, Inc.	171,271
		2,848,067
	Professional Services — 2.5%
676	Automatic Data Processing, Inc.	195,526
4,725	Booz Allen Hamilton Holding Corp.	858,344
2,612	Broadridge Financial Solutions, Inc.	550,766
940	CACI International, Inc., Class A (a)	519,406
798	CBIZ, Inc. (a)	55,006
1,248	CRA International, Inc.	227,311
1,548	Dayforce, Inc. (a)	109,831
1,911	Equifax, Inc.	506,453
9,944	ExlService Holdings, Inc. (a)	414,367
1,646	Exponent, Inc.	155,349
834	FTI Consulting, Inc. (a)	162,697
1,482	Huron Consulting Group, Inc. (a)	171,512
966	ICF International, Inc.	162,858
4,574	Parsons Corp. (a)	494,724
1,395	Paychex, Inc.	194,365
569	Paycom Software, Inc.	118,938
1,150	Paylocity Holding Corp. (a)	212,256
6,821	Verra Mobility Corp. (a)	177,141
		5,286,850
	Real Estate Management & Development — 0.1%
9,904	Kennedy-Wilson Holdings, Inc.	105,874
921	St. Joe (The) Co.	47,616
		153,490
	Residential REITs — 0.6%
12,106	Apartment Investment and Management Co., Class A (a)	102,175
831	AvalonBay Communities, Inc.	184,158
1,536	Camden Property Trust	177,853
Shares	Description	Value

	Residential REITs (Continued)
6,221	Elme Communities	$104,948
634	Essex Property Trust, Inc.	179,967
9,253	Independence Realty Trust, Inc.	181,544
2,487	NexPoint Residential Trust, Inc.	103,584
2,092	UDR, Inc.	88,261
5,564	UMH Properties, Inc.	103,769
		1,226,259
	Retail REITs — 1.1%
5,036	Agree Realty Corp.	373,923
452	Alexander’s, Inc.	102,618
6,809	Brixmor Property Group, Inc.	183,503
3,440	Getty Realty Corp.	107,982
7,142	Kite Realty Group Trust	183,335
6,000	Macerich (The) Co.	112,200
1,956	NNN REIT, Inc.	84,969
6,063	Realty Income Corp.	359,960
2,626	Regency Centers Corp.	187,601
2,275	Simon Property Group, Inc.	384,748
3,298	Tanger, Inc.	109,592
7,530	Urban Edge Properties	167,467
		2,357,898
	Semiconductors & Semiconductor Equipment — 2.1%
4,458	Broadcom, Inc.	756,835
2,291	Cirrus Logic, Inc. (a)	251,598
9,238	Credo Technology Group Holding Ltd. (a)	348,272
3,854	First Solar, Inc. (a)	749,526
1,752	Impinj, Inc. (a)	332,862
242	KLA Corp.	161,228
1,805	Micron Technology, Inc.	179,868
416	Monolithic Power Systems, Inc.	315,869
6,332	NVIDIA Corp.	840,636
1,101	QUALCOMM, Inc.	179,210
4,794	Semtech Corp. (a)	211,847
939	SiTime Corp. (a)	158,700
1,620	Veeco Instruments, Inc. (a)	46,624
		4,533,075
	Software — 8.5%
9,317	ACI Worldwide, Inc. (a)	458,396
1,004	Agilysys, Inc. (a)	100,440
6,940	Alkami Technology, Inc. (a)	254,073
403	Appfolio, Inc., Class A (a)	83,772
1,573	Appian Corp., Class A (a)	56,235
7,363	AppLovin Corp., Class A (a)	1,247,219
397	Aspen Technology, Inc. (a)	93,188
64,084	Aurora Innovation, Inc. (a)	332,916
1,396	Autodesk, Inc. (a)	396,185
18,596	AvePoint, Inc. (a)	225,755
2,240	Blackbaud, Inc. (a)	169,142

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
974	BlackLine, Inc. (a)	$53,930
8,693	Box, Inc., Class A (a)	276,090
28,278	Cipher Mining, Inc. (a)	139,411
10,155	Cleanspark, Inc. (a)	107,745
8,256	Clear Secure, Inc., Class A	303,656
8,668	Clearwater Analytics Holdings, Inc., Class A (a)	226,321
3,082	CommVault Systems, Inc. (a)	481,378
668	CrowdStrike Holdings, Inc., Class A (a)	198,309
4,583	DocuSign, Inc. (a)	317,969
7,459	Dropbox, Inc., Class A (a)	192,815
5,321	Dynatrace, Inc. (a)	286,270
495	Fair Isaac Corp. (a)	986,589
7,242	Fortinet, Inc. (a)	569,656
28,036	Gen Digital, Inc.	816,128
2,074	Guidewire Software, Inc. (a)	386,303
4,576	Intapp, Inc. (a)	229,578
1,932	InterDigital, Inc.	290,650
3,094	Jamf Holding Corp. (a)	51,484
6,186	Klaviyo, Inc., Class A (a)	235,254
1,996	Manhattan Associates, Inc. (a)	525,667
5,847	MARA Holdings, Inc. (a) (b)	98,054
2,610	MeridianLink, Inc. (a)	57,316
1,110	MicroStrategy, Inc., Class A (a)	271,395
1,601	Nutanix, Inc., Class A (a)	99,422
4,513	Oracle Corp.	757,462
25,841	Palantir Technologies, Inc., Class A (a)	1,073,952
1,125	Palo Alto Networks, Inc. (a)	405,371
5,191	Pegasystems, Inc.	412,373
3,249	Progress Software Corp.	208,228
5,945	Q2 Holdings, Inc. (a)	503,304
5,092	RingCentral, Inc., Class A (a)	183,363
684	Salesforce, Inc.	199,297
9,855	Samsara, Inc., Class A (a)	470,970
13,932	SEMrush Holdings, Inc., Class A (a)	182,648
11,895	SentinelOne, Inc., Class A (a)	306,772
860	ServiceNow, Inc. (a)	802,371
8,386	SolarWinds Corp.	109,689
11,520	SoundHound AI, Inc., Class A (a) (b)	57,946
46,768	Terawulf, Inc. (a) (b)	304,927
962	Tyler Technologies, Inc. (a)	582,578
4,193	Unity Software, Inc. (a)	84,195
5,036	Varonis Systems, Inc. (a)	253,663
4,182	Vertex, Inc., Class A (a)	173,595
Shares	Description	Value

	Software (Continued)
766	Workday, Inc., Class A (a)	$179,129
15,898	Zeta Global Holdings Corp., Class A (a)	440,057
		18,310,601
	Specialized REITs — 2.2%
2,415	American Tower Corp.	515,699
1,578	Crown Castle, Inc.	169,619
3,524	CubeSmart	168,588
1,157	Digital Realty Trust, Inc.	206,212
2,232	EPR Properties	101,266
211	Equinix, Inc.	191,605
2,134	Extra Space Storage, Inc.	348,482
3,734	Four Corners Property Trust, Inc.	102,909
3,638	Gaming and Leisure Properties, Inc.	182,591
8,089	Iron Mountain, Inc.	1,000,852
1,420	Lamar Advertising Co., Class A	187,440
3,341	National Storage Affiliates Trust	140,823
11,908	Outfront Media, Inc.	211,486
1,543	Public Storage	507,740
10,430	Safehold, Inc.	221,950
778	SBA Communications Corp.	178,528
11,543	VICI Properties, Inc.	366,606
		4,802,396
	Specialty Retail — 3.1%
2,712	Abercrombie & Fitch Co., Class A (a)	357,414
122	AutoZone, Inc. (a)	367,098
2,835	Boot Barn Holdings, Inc. (a)	353,099
3,648	Burlington Stores, Inc. (a)	903,865
5,521	Carvana Co. (a)	1,365,399
7,473	Chewy, Inc., Class A (a)	201,547
1,363	Dick’s Sporting Goods, Inc.	266,807
1,528	Floor & Decor Holdings, Inc., Class A (a)	157,460
8,272	GameStop Corp., Class A (a)	183,473
8,603	Gap (The), Inc.	178,684
334	O’Reilly Automotive, Inc. (a)	385,149
2,555	Ross Stores, Inc.	356,985
4,778	TJX (The) Cos., Inc.	540,057
1,930	Tractor Supply Co.	512,434
6,702	Warby Parker, Inc., Class A (a)	113,465
2,482	Williams-Sonoma, Inc.	332,911
		6,575,847
	Technology Hardware, Storage & Peripherals — 0.6%
1,650	Apple, Inc.	372,751
3,244	Dell Technologies, Inc., Class C	401,056
6,143	IonQ, Inc. (a) (b)	92,329
4,547	NetApp, Inc.	524,315
		1,390,451

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 0.9%
1,965	Crocs, Inc. (a)	$211,866
3,522	Deckers Outdoor Corp. (a)	566,655
5,799	Kontoor Brands, Inc.	496,569
1,957	Ralph Lauren Corp.	387,349
15,706	Wolverine World Wide, Inc.	241,715
		1,904,154
	Tobacco — 0.6%
7,533	Altria Group, Inc.	410,247
6,335	Philip Morris International, Inc.	840,655
		1,250,902
	Trading Companies & Distributors — 1.8%
1,700	Applied Industrial Technologies, Inc.	393,703
2,136	Core & Main, Inc., Class A (a)	94,582
7,104	Distribution Solutions Group, Inc. (a)	273,504
2,621	Fastenal Co.	204,910
3,568	FTAI Aviation Ltd.	479,682
716	GATX Corp.	98,636
2,248	H&E Equipment Services, Inc.	117,458
1,187	United Rentals, Inc.	964,794
541	W.W. Grainger, Inc.	600,093
1,142	Watsco, Inc.	540,177
		3,767,539
	Water Utilities — 0.1%
644	American States Water Co.	53,104
2,971	California Water Service Group	154,373
		207,477
	Wireless Telecommunication Services — 0.4%
3,727	T-Mobile US, Inc.	831,717
	Total Common Stocks	214,692,370
	(Cost $173,828,260)
MONEY MARKET FUNDS — 0.1%
301,976	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 4.71% (g)	301,976
	(Cost $301,976)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.7%
$379,417	Bank of America Corp., 4.85% (g), dated 10/31/24, due 11/01/24, with a maturity value of $379,468. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 2.75%, due 11/15/28 to 02/15/50. The value of the collateral including accrued interest is $387,005. (h)	$379,417
1,000,000	JPMorgan Chase & Co., 4.85% (g), dated 10/31/24, due 11/01/24, with a maturity value of $1,000,135. Collateralized by U.S. Treasury Securities, interest rates of 1.38% to 4.13%, due 02/28/30 to 08/15/46. The value of the collateral including accrued interest is $1,020,000. (h)	1,000,000
	Total Repurchase Agreements	1,379,417
	(Cost $1,379,417)

	Total Investments — 100.7%	216,373,763
	(Cost $175,509,653)
	Net Other Assets and Liabilities — (0.7)%	(1,468,435)
	Net Assets — 100.0%	$214,905,328

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $1,302,754 and the total value of the collateral held by the Fund is $1,379,417.

(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At October 31, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).

First Trust Multi Cap Growth AlphaDEX® Fund (FAD)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
(g)	Rate shown reflects yield as of October 31, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 944,349	$ 944,349	$ —	$ —**
Other Industry Categories*	213,748,021	213,748,021	—	—
Money Market Funds	301,976	301,976	—	—
Repurchase Agreements	1,379,417	—	1,379,417	—
Total Investments	$216,373,763	$214,994,346	$1,379,417	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of October 31, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	162	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	162	0.00	0	0	0.00
				$0	$0	0.00%

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.3%
3,688	Huntington Ingalls Industries, Inc.	$682,133
	Air Freight & Logistics — 0.2%
6,242	GXO Logistics, Inc. (a)	373,334
	Automobile Components — 1.4%
44,780	BorgWarner, Inc.	1,505,951
14,888	Lear Corp.	1,425,675
		2,931,626
	Automobiles — 1.1%
42,176	Harley-Davidson, Inc.	1,347,523
8,873	Thor Industries, Inc.	923,502
		2,271,025
	Banks — 7.4%
10,419	Ameris Bancorp	645,874
8,628	Atlantic Union Bankshares Corp.	326,138
30,240	Bank OZK	1,323,000
6,213	BOK Financial Corp.	660,007
40,818	Cadence Bank	1,364,546
37,343	Columbia Banking System, Inc.	1,064,649
10,850	Comerica, Inc.	691,254
69,102	F.N.B. Corp.	1,001,979
62,784	First Horizon Corp.	1,088,047
12,703	Hancock Whitney Corp.	661,572
3,317	Pinnacle Financial Partners, Inc.	349,778
3,241	Popular, Inc.	289,194
9,019	Prosperity Bancshares, Inc.	660,191
3,344	SouthState Corp.	326,140
3,092	UMB Financial Corp.	339,285
17,521	United Bankshares, Inc.	660,191
11,176	United Community Banks, Inc.	318,069
107,619	Valley National Bancorp	1,019,152
20,919	Webster Financial Corp.	1,083,604
3,758	Western Alliance Bancorp	312,703
5,989	Wintrust Financial Corp.	694,065
20,649	Zions Bancorp N.A.	1,074,987
		15,954,425
	Beverages — 0.7%
28,252	Molson Coors Beverage Co., Class B	1,538,886
	Biotechnology — 0.3%
23,223	Alkermes PLC (a)	596,831
	Broadline Retail — 1.5%
3,388	Dillard’s, Inc., Class A	1,258,710
82,858	Macy’s, Inc.	1,271,041
28,903	Nordstrom, Inc.	653,497
		3,183,248
Shares	Description	Value

	Building Products — 0.4%
3,630	Fortune Brands Innovations, Inc.	$302,488
4,954	UFP Industries, Inc.	606,072
		908,560
	Capital Markets — 2.7%
9,140	Affiliated Managers Group, Inc.	1,772,246
64,518	Franklin Resources, Inc.	1,340,039
86,039	Golub Capital BDC, Inc.	1,302,631
18,509	Invesco Ltd.	320,946
5,281	Jefferies Financial Group, Inc.	337,878
9,395	SEI Investments Co.	702,370
		5,776,110
	Chemicals — 2.9%
11,211	Ashland, Inc.	948,114
6,459	Avient Corp.	301,054
8,709	Eastman Chemical Co.	915,229
24,644	FMC Corp.	1,601,613
4,094	H.B. Fuller Co.	299,599
48,545	Mosaic (The) Co.	1,299,064
20,322	Olin Corp.	833,812
		6,198,485
	Construction & Engineering — 0.5%
6,860	Arcosa, Inc.	642,371
6,812	Fluor Corp. (a)	356,131
		998,502
	Construction Materials — 0.5%
24,982	Summit Materials, Inc., Class A (a)	1,184,397
	Consumer Finance — 0.8%
20,714	OneMain Holdings, Inc.	1,028,864
28,422	SLM Corp.	626,137
		1,655,001
	Consumer Staples Distribution & Retail — 0.3%
3,941	BJ’s Wholesale Club Holdings, Inc. (a)	333,921
4,147	Performance Food Group Co. (a)	336,944
		670,865
	Containers & Packaging — 1.3%
14,343	Berry Global Group, Inc.	1,010,464
8,953	Sealed Air Corp.	323,920
12,381	Silgan Holdings, Inc.	640,593
17,848	Sonoco Products Co.	937,377
		2,912,354
	Distributors — 0.4%
24,425	LKQ Corp.	898,596

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Consumer Services — 0.6%
179,812	ADT, Inc.	$1,294,646
	Diversified REITs — 0.3%
10,434	WP Carey, Inc.	581,383
	Electric Utilities — 3.4%
20,965	Evergy, Inc.	1,267,125
6,305	IDACORP, Inc.	652,441
23,770	OGE Energy Corp.	950,562
16,633	Otter Tail Corp.	1,306,023
14,675	Pinnacle West Capital Corp.	1,288,612
27,141	Portland General Electric Co.	1,286,483
14,851	TXNM Energy, Inc.	646,613
		7,397,859
	Electrical Equipment — 1.2%
19,177	Atkore, Inc.	1,644,620
9,555	EnerSys	925,497
		2,570,117
	Electronic Equipment, Instruments & Components — 3.0%
9,787	Arrow Electronics, Inc. (a)	1,161,423
23,937	Avnet, Inc.	1,297,625
8,137	Jabil, Inc.	1,001,583
1,225	Littelfuse, Inc.	299,672
14,244	Sanmina Corp. (a)	998,505
8,120	TD SYNNEX Corp.	936,642
19,266	Vontier Corp.	714,383
		6,409,833
	Energy Equipment & Services — 3.5%
53,421	Helmerich & Payne, Inc.	1,794,946
85,126	Liberty Energy, Inc.	1,453,101
101,757	NOV, Inc.	1,578,251
212,425	Patterson-UTI Energy, Inc.	1,629,300
229,419	Transocean Ltd. (a)	995,678
		7,451,276
	Financial Services — 4.3%
25,277	Essent Group Ltd.	1,516,873
17,813	Jackson Financial, Inc., Class A	1,780,409
63,479	MGIC Investment Corp.	1,589,514
14,103	Mr. Cooper Group, Inc. (a)	1,248,821
46,845	Radian Group, Inc.	1,635,359
4,103	Voya Financial, Inc.	329,471
2,861	Walker & Dunlop, Inc.	312,907
81,729	Western Union (The) Co.	879,404
		9,292,758
	Food Products — 1.9%
34,985	Darling Ingredients, Inc. (a)	1,368,263
7,095	Ingredion, Inc.	941,932
Shares	Description	Value

	Food Products (Continued)
8,052	J.M. Smucker (The) Co.	$913,983
8,424	Post Holdings, Inc. (a)	919,985
		4,144,163
	Gas Utilities — 3.4%
35,572	MDU Resources Group, Inc.	1,026,252
21,449	National Fuel Gas Co.	1,298,308
6,886	New Jersey Resources Corp.	315,999
13,102	ONE Gas, Inc.	933,780
13,219	Southwest Gas Holdings, Inc.	968,292
19,320	Spire, Inc.	1,233,775
64,950	UGI Corp.	1,552,954
		7,329,360
	Ground Transportation — 1.3%
12,049	Knight-Swift Transportation Holdings, Inc.	627,512
1,721	Landstar System, Inc.	302,500
8,917	Ryder System, Inc.	1,304,379
9,028	U-Haul Holding Co.	616,251
		2,850,642
	Health Care Equipment & Supplies — 0.6%
18,647	Solventum Corp. (a)	1,353,399
	Health Care Providers & Services — 0.9%
4,458	Henry Schein, Inc. (a)	313,085
10,384	Option Care Health, Inc. (a)	239,247
9,321	Select Medical Holdings Corp.	299,018
5,677	Universal Health Services, Inc., Class B	1,159,868
		2,011,218
	Hotel & Resort REITs — 0.6%
73,866	Host Hotels & Resorts, Inc.	1,273,450
	Hotels, Restaurants & Leisure — 1.1%
15,082	Boyd Gaming Corp.	1,045,032
7,787	Caesars Entertainment, Inc. (a)	311,869
17,897	Hilton Grand Vacations, Inc. (a)	660,042
8,314	MGM Resorts International (a)	306,537
		2,323,480
	Household Durables — 3.9%
3,427	Champion Homes, Inc. (a)	302,364
15,171	KB Home	1,190,924
9,483	M/I Homes, Inc. (a)	1,437,528
7,924	Meritage Homes Corp.	1,435,829
23,129	Taylor Morrison Home Corp. (a)	1,584,336
35,865	Tri Pointe Homes, Inc. (a)	1,450,022
9,112	Whirlpool Corp.	943,183
		8,344,186

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products — 0.3%
20,901	Reynolds Consumer Products, Inc.	$563,282
	Insurance — 5.2%
2,415	American Financial Group, Inc.	311,366
3,269	Assurant, Inc.	626,667
20,436	Assured Guaranty Ltd.	1,705,589
12,248	Axis Capital Holdings Ltd.	958,528
37,038	CNO Financial Group, Inc.	1,274,107
4,924	First American Financial Corp.	315,875
9,206	Globe Life, Inc.	972,154
41,258	Lincoln National Corp.	1,433,716
18,352	Old Republic International Corp.	641,035
5,966	RenaissanceRe Holdings Ltd.	1,565,478
21,871	Unum Group	1,403,681
		11,208,196
	Interactive Media & Services — 0.1%
6,039	IAC, Inc. (a)	289,570
	IT Services — 1.0%
6,972	ASGN, Inc. (a)	642,121
62,653	DXC Technology Co. (a)	1,244,289
1,633	EPAM Systems, Inc. (a)	308,065
		2,194,475
	Leisure Products — 1.0%
11,633	Brunswick Corp.	927,615
17,061	Mattel, Inc. (a)	347,703
11,713	Polaris, Inc.	818,856
		2,094,174
	Life Sciences Tools & Services — 0.3%
3,300	Charles River Laboratories International, Inc. (a)	589,314
	Machinery — 3.1%
6,642	AGCO Corp.	663,137
3,101	Franklin Electric Co., Inc.	296,797
4,672	Middleby (The) Corp. (a)	605,958
8,772	Mueller Industries, Inc.	719,041
16,216	Oshkosh Corp.	1,657,924
30,713	Terex Corp.	1,588,169
7,712	Timken (The) Co.	640,096
3,747	Toro (The) Co.	301,559
1,569	Watts Water Technologies, Inc., Class A	299,036
		6,771,717
	Marine Transportation — 0.7%
9,115	Matson, Inc.	1,411,822
Shares	Description	Value

	Media — 1.4%
20,551	Interpublic Group of (The) Cos., Inc.	$604,199
16,820	Liberty Broadband Corp., Class C (a)	1,359,393
5,897	Nexstar Media Group, Inc.	1,037,400
		3,000,992
	Metals & Mining — 2.8%
6,880	Alpha Metallurgical Resources, Inc.	1,433,104
101,804	Cleveland-Cliffs, Inc. (a)	1,321,416
29,568	Commercial Metals Co.	1,590,758
25,431	Warrior Met Coal, Inc.	1,605,459
		5,950,737
	Mortgage REITs — 0.7%
114,541	Rithm Capital Corp.	1,212,989
15,948	Starwood Property Trust, Inc.	314,814
		1,527,803
	Multi-Utilities — 0.6%
21,270	Black Hills Corp.	1,258,971
	Office REITs — 0.9%
22,050	Cousins Properties, Inc.	675,392
33,593	Kilroy Realty Corp.	1,351,110
		2,026,502
	Oil, Gas & Consumable Fuels — 11.4%
22,688	Antero Resources Corp. (a)	587,166
66,437	APA Corp.	1,567,913
12,388	California Resources Corp.	643,804
12,478	Chord Energy Corp.	1,560,998
32,071	Civitas Resources, Inc.	1,564,744
49,894	CNX Resources Corp. (a)	1,697,893
19,758	Expand Energy Corp.	1,673,898
36,461	HF Sinclair Corp.	1,407,759
53,237	Magnolia Oil & Gas Corp., Class A	1,345,831
32,882	Matador Resources Co.	1,713,481
48,164	Murphy Oil Corp.	1,516,203
178,773	New Fortress Energy, Inc. (b)	1,503,481
45,893	Northern Oil & Gas, Inc.	1,663,621
42,418	Ovintiv, Inc.	1,662,786
52,506	PBF Energy, Inc., Class A	1,497,471
42,264	Range Resources Corp.	1,269,188
40,657	SM Energy Co.	1,706,374
		24,582,611
	Paper & Forest Products — 0.3%
6,049	Louisiana-Pacific Corp.	598,246
	Passenger Airlines — 0.5%
21,567	Alaska Air Group, Inc. (a)	1,033,275

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals — 1.2%
11,669	Jazz Pharmaceuticals PLC (a)	$1,283,940
50,969	Organon & Co.	957,198
12,391	Perrigo Co. PLC	317,581
		2,558,719
	Professional Services — 2.6%
43,920	Alight, Inc., Class A (a)	304,366
31,708	Concentrix Corp.	1,347,907
28,237	Dun & Bradstreet Holdings, Inc.	335,738
33,156	Genpact Ltd.	1,265,564
3,693	Insperity, Inc.	290,898
8,639	Korn Ferry	610,345
6,977	Maximus, Inc.	603,092
4,821	Robert Half, Inc.	328,358
6,703	TriNet Group, Inc.	569,018
		5,655,286
	Semiconductors & Semiconductor Equipment — 0.8%
42,485	Amkor Technology, Inc.	1,081,243
10,142	Diodes, Inc. (a)	593,104
		1,674,347
	Specialized REITs — 0.1%
10,100	Rayonier, Inc.	315,423
	Specialty Retail — 6.3%
27,845	Academy Sports & Outdoors, Inc.	1,416,197
33,343	Advance Auto Parts, Inc.	1,190,012
43,548	American Eagle Outfitters, Inc.	853,105
4,087	Asbury Automotive Group, Inc. (a)	931,182
5,449	AutoNation, Inc. (a)	847,156
40,728	Bath & Body Works, Inc.	1,155,861
7,357	Five Below, Inc. (a)	697,370
3,394	Group 1 Automotive, Inc.	1,236,502
4,093	Lithia Motors, Inc.	1,360,390
659	Murphy USA, Inc.	321,889
6,003	Penske Automotive Group, Inc.	903,872
12,605	Signet Jewelers Ltd.	1,155,626
42,418	Urban Outfitters, Inc. (a)	1,524,927
		13,594,089
	Textiles, Apparel & Luxury Goods — 1.5%
7,814	Columbia Sportswear Co.	628,793
16,117	PVH Corp.	1,586,880
9,713	Skechers U.S.A., Inc., Class A (a)	596,961
6,918	Tapestry, Inc.	328,259
		3,140,893
Shares	Description	Value

	Trading Companies & Distributors — 4.1%
35,881	Air Lease Corp.	$1,591,322
7,521	Beacon Roofing Supply, Inc. (a)	692,458
9,221	Boise Cascade Co.	1,226,670
10,766	GMS, Inc. (a)	967,756
6,116	Herc Holdings, Inc.	1,279,100
7,553	MSC Industrial Direct Co., Inc., Class A	597,216
24,608	Rush Enterprises, Inc., Class A	1,392,321
5,804	WESCO International, Inc.	1,114,194
		8,861,037
	Water Utilities — 0.3%
16,853	Essential Utilities, Inc.	650,526
	Total Common Stocks	214,914,155
	(Cost $204,570,479)
MONEY MARKET FUNDS — 0.1%
327,353	Dreyfus Government Cash Management Fund, Institutional Shares - 4.76% (c)	327,353
	(Cost $327,353)

First Trust Mid Cap Value AlphaDEX® Fund (FNK)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.7%
$428,085	Bank of America Corp., 4.85% (c), dated 10/31/24, due 11/01/24, with a maturity value of $428,143. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 2.75%, due 11/15/28 to 02/15/50. The value of the collateral including accrued interest is $436,647. (d)	$428,085
1,000,000	JPMorgan Chase & Co., 4.85% (c), dated 10/31/24, due 11/01/24, with a maturity value of $1,000,135. Collateralized by U.S. Treasury Securities, interest rates of 1.38% to 4.13%, due 02/28/30 to 08/15/46. The value of the collateral including accrued interest is $1,020,000. (d)	1,000,000
	Total Repurchase Agreements	1,428,085
	(Cost $1,428,085)

	Total Investments — 100.7%	216,669,593
	(Cost $206,325,917)
	Net Other Assets and Liabilities — (0.7)%	(1,445,907)
	Net Assets — 100.0%	$215,223,686

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $1,353,127 and the total value of the collateral held by the Fund is $1,428,085.

(c)	Rate shown reflects yield as of October 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 214,914,155	$ 214,914,155	$ —	$ —
Money Market Funds	327,353	327,353	—	—
Repurchase Agreements	1,428,085	—	1,428,085	—
Total Investments	$216,669,593	$215,241,508	$1,428,085	$—

*	See Portfolio of Investments for industry breakout.

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 3.8%
10,461	AeroVironment, Inc. (a)	$2,248,697
14,471	BWX Technologies, Inc.	1,761,844
7,976	Curtiss-Wright Corp.	2,751,401
92,902	Leonardo DRS, Inc. (a)	2,793,563
12,978	Moog, Inc., Class A	2,447,651
9,172	Woodward, Inc.	1,505,033
		13,508,189
	Automobile Components — 0.7%
19,743	Modine Manufacturing Co. (a)	2,325,133
	Automobiles — 0.1%
148,538	Lucid Group, Inc. (a)	328,269
	Banks — 4.9%
41,694	Axos Financial, Inc. (a)	2,823,518
17,655	Commerce Bancshares, Inc.	1,103,438
9,375	Cullen/Frost Bankers, Inc.	1,193,906
25,349	East West Bancorp, Inc.	2,471,274
56,670	First Financial Bankshares, Inc.	2,048,054
58,066	Home BancShares, Inc.	1,584,621
26,309	International Bancshares Corp.	1,611,689
84,299	Old National Bancorp	1,623,599
32,588	ServisFirst Bancshares, Inc.	2,709,366
		17,169,465
	Beverages — 0.6%
1,992	Coca-Cola Consolidated, Inc.	2,239,526
	Biotechnology — 4.2%
34,248	Avidity Biosciences, Inc. (a)	1,447,320
11,337	Blueprint Medicines Corp. (a)	992,101
10,261	Crinetics Pharmaceuticals, Inc. (a)	574,206
80,823	Exelixis, Inc. (a)	2,683,324
36,642	Halozyme Therapeutics, Inc. (a)	1,852,986
21,548	Insmed, Inc. (a)	1,449,749
20,651	Natera, Inc. (a)	2,497,945
23,124	REVOLUTION Medicines, Inc. (a)	1,237,134
45,437	Roivant Sciences Ltd. (a)	524,797
28,317	Ultragenyx Pharmaceutical, Inc. (a)	1,443,884
		14,703,446
	Broadline Retail — 0.4%
16,183	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,486,085
	Building Products — 3.1%
11,674	A.O. Smith Corp.	876,717
19,449	AAON, Inc.	2,221,465
10,793	Allegion PLC	1,507,027
11,968	Armstrong World Industries, Inc.	1,670,134
33,612	AZEK (The) Co., Inc. (a)	1,478,928
Shares	Description	Value

	Building Products (Continued)
7,155	CSW Industrials, Inc.	$2,526,431
2,741	Simpson Manufacturing Co., Inc.	492,804
		10,773,506
	Capital Markets — 5.3%
27,084	Blue Owl Capital, Inc.	605,598
16,394	Cohen & Steers, Inc.	1,619,236
15,569	Hamilton Lane, Inc., Class A	2,796,815
13,273	Houlihan Lokey, Inc.	2,293,176
15,050	Interactive Brokers Group, Inc., Class A	2,296,329
10,508	Main Street Capital Corp.	539,481
4,093	MarketAxess Holdings, Inc.	1,184,596
1,643	Morningstar, Inc.	538,986
9,238	Piper Sandler Cos.	2,620,266
36,438	TPG, Inc.	2,466,124
12,720	Tradeweb Markets, Inc., Class A	1,615,440
		18,576,047
	Chemicals — 2.1%
28,977	Axalta Coating Systems Ltd. (a)	1,098,808
5,958	Balchem Corp.	996,952
18,765	Cabot Corp.	2,023,430
19,305	Element Solutions, Inc.	523,165
950	NewMarket Corp.	498,722
24,191	Scotts Miracle-Gro (The) Co.	2,104,133
		7,245,210
	Commercial Services & Supplies — 2.2%
22,671	Brink’s (The) Co.	2,330,352
10,541	Casella Waste Systems, Inc., Class A (a)	1,031,753
6,508	Clean Harbors, Inc. (a)	1,505,040
55,592	Tetra Tech, Inc.	2,717,337
		7,584,482
	Communications Equipment — 0.5%
7,144	F5, Inc. (a)	1,670,839
	Construction & Engineering — 1.4%
6,716	Comfort Systems USA, Inc.	2,626,225
13,301	Dycom Industries, Inc. (a)	2,318,763
		4,944,988
	Construction Materials — 1.4%
7,291	Eagle Materials, Inc.	2,081,289
29,329	Knife River Corp. (a)	2,854,298
		4,935,587
	Consumer Finance — 1.1%
9,135	FirstCash Holdings, Inc.	945,198
266,840	SoFi Technologies, Inc. (a)	2,980,603
		3,925,801

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Staples Distribution & Retail — 1.5%
51,481	Maplebear, Inc. (a)	$2,270,312
23,745	Sprouts Farmers Market, Inc. (a)	3,049,570
		5,319,882
	Containers & Packaging — 0.6%
6,547	AptarGroup, Inc.	1,099,307
35,440	Graphic Packaging Holding Co.	1,001,534
		2,100,841
	Diversified Consumer Services — 2.6%
18,709	Bright Horizons Family Solutions, Inc. (a)	2,497,090
9,296	Duolingo, Inc. (a)	2,723,449
3,696	Grand Canyon Education, Inc. (a)	506,759
33,003	H&R Block, Inc.	1,971,269
19,929	Service Corp. International	1,627,203
		9,325,770
	Diversified REITs — 0.6%
61,416	Essential Properties Realty Trust, Inc.	1,946,273
	Electrical Equipment — 1.0%
5,712	Acuity Brands, Inc.	1,717,541
116,133	Sunrun, Inc. (a)	1,678,122
		3,395,663
	Electronic Equipment, Instruments & Components — 2.7%
9,603	Badger Meter, Inc.	1,921,080
13,430	Belden, Inc.	1,529,274
29,487	Coherent Corp. (a)	2,725,778
24,545	Itron, Inc. (a)	2,743,149
8,445	Trimble, Inc. (a)	510,923
		9,430,204
	Energy Equipment & Services — 0.6%
26,362	Cactus, Inc., Class A	1,563,003
7,304	Tidewater, Inc. (a)	438,751
		2,001,754
	Entertainment — 0.9%
5,035	Madison Square Garden Sports Corp. (a)	1,121,294
16,954	TKO Group Holdings, Inc. (a)	1,979,719
		3,101,013
	Financial Services — 3.1%
64,226	Affirm Holdings, Inc. (a)	2,816,310
10,568	Euronet Worldwide, Inc. (a)	1,040,631
Shares	Description	Value

	Financial Services (Continued)
60,846	HA Sustainable Infrastructure Capital, Inc.	$2,129,001
29,590	Shift4 Payments, Inc., Class A (a)	2,676,120
74,086	Toast, Inc., Class A (a)	2,224,803
		10,886,865
	Food Products — 0.6%
15,335	Freshpet, Inc. (a)	2,032,501
	Ground Transportation — 0.1%
41,125	Lyft, Inc., Class A (a)	533,391
	Health Care Equipment & Supplies — 4.3%
8,049	Glaukos Corp. (a)	1,064,480
29,317	Globus Medical, Inc., Class A (a)	2,155,972
7,453	Inspire Medical Systems, Inc. (a)	1,453,633
9,011	Insulet Corp. (a)	2,086,317
16,134	Integer Holdings Corp. (a)	2,004,650
23,888	Lantheus Holdings, Inc. (a)	2,623,858
3,933	Masimo Corp. (a)	566,391
21,222	Merit Medical Systems, Inc. (a)	2,093,763
13,359	TransMedics Group, Inc. (a)	1,095,037
		15,144,101
	Health Care Providers & Services — 4.2%
872	Chemed Corp.	471,089
6,416	CorVel Corp. (a)	1,910,813
15,993	DaVita, Inc. (a)	2,235,982
21,703	Encompass Health Corp.	2,158,581
18,229	Ensign Group (The), Inc.	2,825,313
22,857	Guardant Health, Inc. (a)	500,111
113,863	Hims & Hers Health, Inc. (a)	2,144,040
37,782	RadNet, Inc. (a)	2,457,341
		14,703,270
	Health Care REITs — 1.5%
33,982	CareTrust REIT, Inc.	1,110,192
57,779	Healthcare Realty Trust, Inc.	992,643
38,649	Omega Healthcare Investors, Inc.	1,641,423
84,525	Sabra Health Care REIT, Inc.	1,639,785
		5,384,043
	Hotel & Resort REITs — 0.3%
9,779	Ryman Hospitality Properties, Inc.	1,046,842
	Hotels, Restaurants & Leisure — 4.6%
21,169	Cava Group, Inc. (a)	2,827,332
4,024	Choice Hotels International, Inc. (b)	561,388
7,756	Churchill Downs, Inc.	1,086,616

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
3,445	Hyatt Hotels Corp., Class A	$501,075
107,359	Life Time Group Holdings, Inc. (a)	2,391,958
5,779	Light & Wonder, Inc. (a)	541,955
76,695	Norwegian Cruise Line Holdings Ltd. (a)	1,943,451
19,367	Planet Fitness, Inc., Class A (a)	1,520,697
11,876	Texas Roadhouse, Inc.	2,269,741
3,781	Wingstop, Inc.	1,087,756
16,406	Wynn Resorts Ltd.	1,575,304
		16,307,273
	Household Durables — 0.5%
8,517	Installed Building Products, Inc.	1,847,337
	Independent Power and Renewable Electricity Producers — 1.4%
78,416	AES (The) Corp.	1,293,080
13,630	Ormat Technologies, Inc.	1,077,043
14,709	Talen Energy Corp. (a)	2,667,624
		5,037,747
	Industrial REITs — 0.3%
2,807	EastGroup Properties, Inc.	480,783
9,366	First Industrial Realty Trust, Inc.	491,621
		972,404
	Insurance — 1.8%
2,252	Kinsale Capital Group, Inc.	964,104
5,933	Primerica, Inc.	1,642,314
6,766	RLI Corp.	1,055,293
23,693	Ryan Specialty Holdings, Inc.	1,560,658
618	White Mountains Insurance Group Ltd.	1,110,632
		6,333,001
	Interactive Media & Services — 0.4%
41,570	Match Group, Inc. (a)	1,497,767
	IT Services — 0.1%
22,817	Kyndryl Holdings, Inc. (a)	522,281
	Leisure Products — 0.1%
8,225	Acushnet Holdings Corp.	504,193
	Life Sciences Tools & Services — 0.4%
6,560	Bio-Techne Corp.	483,800
7,592	Bruker Corp.	429,783
1,571	Medpace Holdings, Inc. (a)	493,640
		1,407,223
	Machinery — 4.2%
27,289	Allison Transmission Holdings, Inc.	2,916,103
Shares	Description	Value

	Machinery (Continued)
4,224	Chart Industries, Inc. (a)	$509,921
7,115	Donaldson Co., Inc.	520,533
9,864	Esab Corp.	1,213,667
22,441	Federal Signal Corp.	1,830,512
30,432	Flowserve Corp.	1,601,941
14,028	ITT, Inc.	1,965,603
4,654	Kadant, Inc.	1,550,061
1,751	RBC Bearings, Inc. (a)	490,893
16,441	SPX Technologies, Inc. (a)	2,359,119
		14,958,353
	Marine Transportation — 0.6%
17,131	Kirby Corp. (a)	1,965,954
	Media — 0.4%
28,256	New York Times (The) Co., Class A	1,577,815
	Metals & Mining — 1.4%
39,182	ATI, Inc. (a)	2,065,283
16,429	Carpenter Technology Corp.	2,456,136
3,737	Royal Gold, Inc.	545,826
		5,067,245
	Mortgage REITs — 0.5%
100,256	AGNC Investment Corp.	933,383
52,251	Annaly Capital Management, Inc.	993,292
		1,926,675
	Office REITs — 0.6%
30,130	SL Green Realty Corp.	2,278,129
	Oil, Gas & Consumable Fuels — 0.8%
34,840	Antero Midstream Corp.	500,651
13,332	DT Midstream, Inc.	1,201,880
23,247	Viper Energy, Inc.	1,206,519
		2,909,050
	Personal Care Products — 0.6%
25,906	BellRing Brands, Inc. (a)	1,705,392
4,050	Interparfums, Inc.	490,334
		2,195,726
	Pharmaceuticals — 1.7%
17,503	Axsome Therapeutics, Inc. (a)	1,558,292
56,648	Corcept Therapeutics, Inc. (a)	2,774,053
35,694	Elanco Animal Health, Inc. (a)	451,172
14,332	Intra-Cellular Therapies, Inc. (a)	1,214,637
		5,998,154
	Professional Services — 3.7%
5,196	CACI International, Inc., Class A (a)	2,871,102
8,560	Dayforce, Inc. (a)	607,332
54,977	ExlService Holdings, Inc. (a)	2,290,891

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Professional Services (Continued)
9,097	Exponent, Inc.	$858,575
4,609	FTI Consulting, Inc. (a)	899,124
25,286	Parsons Corp. (a)	2,734,934
3,148	Paycom Software, Inc.	658,026
6,357	Paylocity Holding Corp. (a)	1,173,311
37,709	Verra Mobility Corp. (a)	979,303
		13,072,598
	Residential REITs — 0.7%
8,489	Camden Property Trust	982,941
51,155	Independence Realty Trust, Inc.	1,003,661
11,565	UDR, Inc.	487,928
		2,474,530
	Retail REITs — 1.6%
27,842	Agree Realty Corp.	2,067,268
37,641	Brixmor Property Group, Inc.	1,014,425
39,483	Kite Realty Group Trust	1,013,529
10,813	NNN REIT, Inc.	469,717
14,519	Regency Centers Corp.	1,037,237
		5,602,176
	Semiconductors & Semiconductor Equipment — 1.5%
12,664	Cirrus Logic, Inc. (a)	1,390,761
51,072	Credo Technology Group Holding Ltd. (a)	1,925,414
9,687	Impinj, Inc. (a)	1,840,433
		5,156,608
	Software — 9.2%
51,507	ACI Worldwide, Inc. (a)	2,534,144
2,227	Appfolio, Inc., Class A (a)	462,927
2,195	Aspen Technology, Inc. (a)	515,232
354,284	Aurora Innovation, Inc. (a)	1,840,505
12,384	Blackbaud, Inc. (a)	935,116
48,060	Box, Inc., Class A (a)	1,526,386
56,139	Cleanspark, Inc. (a)	595,635
17,041	CommVault Systems, Inc. (a)	2,661,634
25,335	DocuSign, Inc. (a)	1,757,742
41,238	Dropbox, Inc., Class A (a)	1,066,002
29,419	Dynatrace, Inc. (a)	1,582,742
11,465	Guidewire Software, Inc. (a)	2,135,471
32,327	MARA Holdings, Inc. (a)	542,124
8,850	Nutanix, Inc., Class A (a)	549,585
28,696	Pegasystems, Inc.	2,279,610
32,866	Q2 Holdings, Inc. (a)	2,782,436
54,482	Samsara, Inc., Class A (a)	2,603,695
65,762	SentinelOne, Inc., Class A (a)	1,696,002
23,180	Unity Software, Inc. (a)	465,454
Shares	Description	Value

	Software (Continued)
27,841	Varonis Systems, Inc. (a)	$1,402,351
87,888	Zeta Global Holdings Corp., Class A (a)	2,432,740
		32,367,533
	Specialized REITs — 0.6%
19,481	CubeSmart	931,971
7,849	Lamar Advertising Co., Class A	1,036,068
		1,968,039
	Specialty Retail — 2.3%
14,992	Abercrombie & Fitch Co., Class A (a)	1,975,796
15,672	Boot Barn Holdings, Inc. (a)	1,951,948
7,537	Dick’s Sporting Goods, Inc.	1,475,368
8,445	Floor & Decor Holdings, Inc., Class A (a)	870,257
45,734	GameStop Corp., Class A (a)	1,014,380
47,559	Gap (The), Inc.	987,800
		8,275,549
	Textiles, Apparel & Luxury Goods — 1.7%
10,863	Crocs, Inc. (a)	1,171,249
32,058	Kontoor Brands, Inc.	2,745,126
10,818	Ralph Lauren Corp.	2,141,207
		6,057,582
	Trading Companies & Distributors — 1.7%
9,400	Applied Industrial Technologies, Inc.	2,176,946
11,810	Core & Main, Inc., Class A (a)	522,947
19,727	FTAI Aviation Ltd.	2,652,098
3,959	GATX Corp.	545,392
		5,897,383
	Total Common Stocks	351,947,311
	(Cost $304,082,794)
MONEY MARKET FUNDS — 0.2%
706,616	Dreyfus Government Cash Management Fund, Institutional Shares - 4.76% (c)	706,616
	(Cost $706,616)

First Trust Mid Cap Growth AlphaDEX® Fund (FNY)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.2%
$529,871	JPMorgan Chase & Co., 4.85% (c), dated 10/31/24, due 11/01/24, with a maturity value of $529,942. Collateralized by U.S. Treasury Securities, interest rates of 1.38% to 4.13%, due 02/28/30 to 08/15/46. The value of the collateral including accrued interest is $540,468. (d)	$529,871
	(Cost $529,871)

	Total Investments — 100.2%	353,183,798
	(Cost $305,319,281)
	Net Other Assets and Liabilities — (0.2)%	(680,720)
	Net Assets — 100.0%	$352,503,078

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $505,166 and the total value of the collateral held by the Fund is $529,871.

(c)	Rate shown reflects yield as of October 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 351,947,311	$ 351,947,311	$ —	$ —
Money Market Funds	706,616	706,616	—	—
Repurchase Agreements	529,871	—	529,871	—
Total Investments	$353,183,798	$352,653,927	$529,871	$—

*	See Portfolio of Investments for industry breakout.

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.1%
3,243	AAR Corp. (a)	$190,364
	Air Freight & Logistics — 0.4%
13,991	Hub Group, Inc., Class A	607,069
	Automobile Components — 3.7%
38,287	Adient PLC (a)	747,745
81,832	Dana, Inc.	627,651
10,411	Fox Factory Holding Corp. (a)	374,692
9,282	Gentherm, Inc. (a)	389,380
122,055	Goodyear Tire & Rubber (The) Co. (a)	977,661
3,584	LCI Industries	398,828
3,035	Patrick Industries, Inc.	382,349
18,773	Phinia, Inc.	874,446
11,342	Visteon Corp. (a)	1,023,615
4,887	XPEL, Inc. (a) (b)	188,492
		5,984,859
	Automobiles — 0.4%
10,943	Winnebago Industries, Inc.	613,246
	Banks — 16.1%
10,619	1st Source Corp.	628,963
20,059	Associated Banc-Corp.	476,201
17,450	BankUnited, Inc.	616,683
10,676	Banner Corp.	683,691
7,871	Berkshire Hills Bancorp, Inc.	214,327
32,281	Byline Bancorp Inc.	868,682
14,805	Cathay General Bancorp	680,734
3,650	Community Financial System, Inc.	223,161
23,255	Customers Bancorp, Inc. (a)	1,072,753
35,684	CVB Financial Corp.	693,340
52,725	Eastern Bankshares, Inc.	860,999
12,406	Enterprise Financial Services Corp.	654,044
4,517	FB Financial Corp.	222,236
10,389	First Bancorp	433,221
24,438	First Busey Corp.	594,088
37,078	First Commonwealth Financial Corp.	609,562
34,251	First Financial Bancorp	876,141
18,664	First Hawaiian, Inc.	461,747
20,726	First Interstate BancSystem, Inc., Class A	638,361
17,094	First Merchants Corp.	633,333
35,074	Fulton Financial Corp.	635,190
13,436	Hilltop Holdings, Inc.	411,545
50,628	Hope Bancorp, Inc.	627,281
14,614	Independent Bank Corp.	919,221
4,792	NBT Bancorp, Inc.	213,148
Shares	Description	Value

	Banks (Continued)
4,518	Nicolet Bankshares, Inc.	$459,436
32,293	Northwest Bancshares, Inc.	429,174
9,619	OFG Bancorp	387,357
8,425	Pacific Premier Bancorp, Inc.	214,922
9,633	Pathward Financial, Inc.	681,631
28,719	Peoples Bancorp, Inc.	883,971
7,924	Preferred Bank	668,548
11,421	Provident Financial Services, Inc.	213,344
19,565	Renasant Corp.	667,362
10,295	S&T Bancorp, Inc.	391,004
20,271	Sandy Spring Bancorp, Inc.	681,917
16,213	Seacoast Banking Corp. of Florida	432,887
29,521	Simmons First National Corp., Class A	684,887
2,966	Texas Capital Bancshares, Inc. (a)	228,234
13,070	TowneBank	425,036
14,910	TriCo Bancshares	637,104
27,158	Trustmark Corp.	942,926
24,160	Veritex Holdings, Inc.	652,320
12,398	WaFd, Inc.	421,284
21,353	WesBanco, Inc.	671,552
12,471	WSFS Financial Corp.	613,199
		26,336,747
	Beverages — 0.3%
733	Boston Beer (The) Co., Inc., Class A (a)	213,354
5,190	MGP Ingredients, Inc.	249,328
		462,682
	Broadline Retail — 0.6%
51,194	Kohl’s Corp. (c)	946,065
	Building Products — 2.3%
9,247	American Woodmark Corp. (a)	838,795
6,179	Gibraltar Industries, Inc. (a)	417,021
13,817	Hayward Holdings, Inc. (a)	224,664
46,610	Masterbrand, Inc. (a)	837,116
22,914	Quanex Building Products Corp.	665,881
42,908	Resideo Technologies, Inc. (a)	844,000
		3,827,477
	Capital Markets — 1.9%
76,447	DigitalBridge Group, Inc.	1,199,454
6,563	Donnelley Financial Solutions, Inc. (a)	382,885
11,751	Federated Hermes, Inc.	471,568
5,277	StoneX Group, Inc. (a)	475,141
3,036	Virtus Investment Partners, Inc.	656,899
		3,185,947

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals — 2.2%
10,431	Chemours (The) Co.	$189,427
157,692	Ecovyst, Inc. (a)	1,050,229
3,820	Innospec, Inc.	411,719
5,594	Minerals Technologies, Inc.	421,172
48,521	Orion S.A.	727,330
2,564	Quaker Chemical Corp.	388,651
5,593	Stepan Co.	404,598
		3,593,126
	Commercial Services & Supplies — 3.4%
8,190	ABM Industries, Inc.	434,561
54,902	BrightView Holdings, Inc. (a)	899,295
85,391	CoreCivic, Inc. (a)	1,179,250
33,625	GEO Group (The), Inc. (a)	510,428
34,901	MillerKnoll, Inc.	780,386
25,597	OPENLANE, Inc. (a)	404,433
3,201	UniFirst Corp.	575,572
57,997	Vestis Corp.	784,119
		5,568,044
	Communications Equipment — 0.4%
72,375	Viasat, Inc. (a)	694,800
	Construction & Engineering — 0.2%
2,073	MYR Group, Inc. (a)	271,563
	Consumer Finance — 2.1%
22,703	Bread Financial Holdings, Inc.	1,131,745
37,802	LendingClub Corp. (a)	536,032
55,430	Navient Corp.	788,769
1,871	Nelnet, Inc., Class A	210,862
17,821	PROG Holdings, Inc.	778,243
		3,445,651
	Consumer Staples Distribution & Retail — 2.0%
17,234	Andersons (The), Inc.	782,423
24,619	Grocery Outlet Holding Corp. (a)	352,052
14,480	Ingles Markets, Inc., Class A	924,693
4,708	PriceSmart, Inc.	391,141
12,536	Weis Markets, Inc.	788,389
		3,238,698
	Containers & Packaging — 1.2%
17,238	Greif, Inc., Class A	1,076,341
16,156	O-I Glass, Inc. (a)	179,493
55,246	Pactiv Evergreen, Inc.	626,490
		1,882,324
Shares	Description	Value

	Diversified Consumer Services — 1.6%
1,052	Graham Holdings Co., Class B	$887,151
38,283	Laureate Education, Inc.	657,702
32,559	Mister Car Wash, Inc. (a)	244,518
38,856	Perdoceo Education Corp.	868,432
		2,657,803
	Diversified REITs — 0.7%
22,504	Alexander & Baldwin, Inc.	418,799
45,601	Broadstone Net Lease, Inc.	802,122
		1,220,921
	Diversified Telecommunication Services — 0.8%
91,059	Liberty Latin America Ltd., Class C (a)	881,451
30,622	Shenandoah Telecommunications Co.	423,809
		1,305,260
	Electrical Equipment — 0.1%
37,783	Shoals Technologies Group, Inc., Class A (a)	204,406
	Electronic Equipment, Instruments & Components — 2.8%
9,749	Benchmark Electronics, Inc.	422,132
7,702	Crane NXT Co.	417,988
2,156	ePlus, Inc. (a)	191,776
8,556	IPG Photonics Corp. (a)	692,694
2,810	PC Connection, Inc.	178,856
3,823	Rogers Corp. (a)	383,370
17,992	ScanSource, Inc. (a)	763,041
23,676	TTM Technologies, Inc. (a)	531,289
57,123	Vishay Intertechnology, Inc.	968,806
		4,549,952
	Energy Equipment & Services — 0.6%
169,842	RPC, Inc.	964,703
	Entertainment — 0.1%
4,797	Sphere Entertainment Co. (a)	200,563
	Financial Services — 0.1%
6,254	EVERTEC, Inc.	204,881
	Food Products — 1.1%
7,175	Fresh Del Monte Produce, Inc.	230,389
344	Seaboard Corp.	951,508
37,165	WK Kellogg Co.	618,054
		1,799,951
	Gas Utilities — 0.5%
21,170	Northwest Natural Holding Co.	823,301
	Ground Transportation — 2.9%
5,864	ArcBest Corp.	610,912

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Ground Transportation (Continued)
4,933	Avis Budget Group, Inc.	$409,439
327,331	Hertz Global Holdings, Inc. (a) (c)	909,980
35,926	Marten Transport Ltd.	556,135
22,281	Schneider National, Inc., Class B	630,107
25,056	Universal Logistics Holdings, Inc.	1,053,354
16,478	Werner Enterprises, Inc.	607,873
		4,777,800
	Health Care Equipment & Supplies — 1.1%
17,980	Avanos Medical, Inc. (a)	335,866
2,948	CONMED Corp.	201,171
10,036	Enovis Corp. (a)	414,186
47,559	Integra LifeSciences Holdings Corp. (a)	892,207
		1,843,430
	Health Care Providers & Services — 2.0%
20,386	AMN Healthcare Services, Inc. (a)	773,445
40,529	Owens & Minor, Inc. (a)	515,124
39,567	Patterson Cos., Inc.	831,303
54,010	Premier, Inc., Class A	1,088,301
		3,208,173
	Hotel & Resort REITs — 3.8%
72,741	Apple Hospitality REIT, Inc.	1,074,384
98,986	DiamondRock Hospitality Co.	848,310
76,609	Park Hotels & Resorts, Inc.	1,064,099
48,064	Pebblebrook Hotel Trust	575,807
117,668	RLJ Lodging Trust	1,041,362
104,670	Sunstone Hotel Investors, Inc.	1,056,120
43,052	Xenia Hotels & Resorts, Inc.	610,047
		6,270,129
	Hotels, Restaurants & Leisure — 1.5%
12,823	Bloomin’ Brands, Inc.	212,734
11,760	Marriott Vacations Worldwide Corp.	905,873
8,022	Monarch Casino & Resort, Inc.	629,807
82,050	Playa Hotels & Resorts N.V. (a)	697,425
		2,445,839
	Household Durables — 3.4%
495	Cavco Industries, Inc. (a)	202,849
10,489	Century Communities, Inc.	929,955
17,561	Dream Finders Homes, Inc., Class A (a)	524,196
7,613	Green Brick Partners, Inc. (a)	525,373
17,465	Helen of Troy Ltd. (a)	1,111,647
Shares	Description	Value

	Household Durables (Continued)
5,285	Hovnanian Enterprises, Inc., Class A (a)	$930,371
20,129	La-Z-Boy, Inc.	765,909
5,365	LGI Homes, Inc. (a)	544,869
		5,535,169
	Household Products — 0.9%
27,521	Central Garden & Pet Co., Class A (d)	801,962
6,683	Spectrum Brands Holdings, Inc.	598,930
		1,400,892
	Independent Power and Renewable Electricity Producers — 0.1%
6,909	Clearway Energy, Inc., Class C	196,077
	Industrial REITs — 0.1%
21,090	LXP Industrial Trust	199,090
	Insurance — 2.1%
4,707	Brighthouse Financial, Inc. (a)	222,641
22,518	Employers Holdings, Inc.	1,097,077
30,944	Genworth Financial, Inc. (a)	208,562
12,362	Horace Mann Educators Corp.	460,361
2,592	Safety Insurance Group, Inc.	202,863
75,327	SiriusPoint Ltd. (a)	989,797
2,837	Stewart Information Services Corp.	195,186
		3,376,487
	Interactive Media & Services — 1.7%
169,308	Bumble, Inc., Class A (a)	1,198,701
55,633	Getty Images Holdings, Inc. (a)	230,877
17,978	Shutterstock, Inc.	576,914
17,759	Ziff Davis, Inc. (a)	821,709
		2,828,201
	Leisure Products — 0.7%
78,703	Topgolf Callaway Brands Corp. (a)	764,206
10,530	YETI Holdings, Inc. (a)	370,761
		1,134,967
	Machinery — 4.0%
3,530	Alamo Group, Inc.	598,476
2,386	Albany International Corp., Class A	162,057
24,004	Columbus McKinnon Corp.	763,567
21,226	Greenbrier (The) Cos., Inc.	1,258,065
4,443	Helios Technologies, Inc.	204,956
13,551	Hyster-Yale, Inc.	860,082
10,965	John Bean Technologies Corp.	1,221,720

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
41,658	Kennametal, Inc.	$1,054,781
3,466	Lindsay Corp.	414,880
		6,538,584
	Media — 1.3%
3,088	Cable One, Inc.	1,054,737
68,453	TEGNA, Inc.	1,124,683
		2,179,420
	Metals & Mining — 1.1%
8,768	Kaiser Aluminum Corp.	651,111
1,895	Materion Corp.	192,589
25,408	Worthington Steel, Inc.	971,602
		1,815,302
	Mortgage REITs — 2.5%
47,016	Apollo Commercial Real Estate Finance, Inc.	417,972
55,537	Arbor Realty Trust, Inc. (c)	818,615
68,237	Chimera Investment Corp.	1,030,379
28,299	Claros Mortgage Trust, Inc.	178,001
74,496	Ladder Capital Corp.	849,999
49,990	MFA Financial, Inc.	614,377
27,780	Ready Capital Corp.	190,293
		4,099,636
	Multi-Utilities — 1.1%
27,876	Avista Corp.	1,044,792
15,102	Northwestern Energy Group, Inc.	807,353
		1,852,145
	Office REITs — 1.7%
12,064	Douglas Emmett, Inc.	214,619
31,817	Easterly Government Properties, Inc.	431,438
43,425	Equity Commonwealth (a)	859,381
25,788	Highwoods Properties, Inc.	864,929
12,126	JBG SMITH Properties	206,142
43,082	Paramount Group, Inc.	208,948
		2,785,457
	Oil, Gas & Consumable Fuels — 6.1%
57,132	Comstock Resources, Inc. (c)	660,446
78,918	Crescent Energy Co., Class A	980,951
46,904	CVR Energy, Inc.	745,774
23,044	Delek US Holdings, Inc.	361,099
15,654	Green Plains, Inc. (a)	191,448
7,137	Gulfport Energy Corp. (a)	988,046
268,038	Kosmos Energy Ltd. (a)	1,007,823
61,375	Par Pacific Holdings, Inc. (a)	948,244
40,701	Peabody Energy Corp.	1,069,215
104,366	Talos Energy, Inc. (a)	1,066,621
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
40,156	Vital Energy, Inc. (a)	$1,095,054
34,946	World Kinect Corp.	913,838
		10,028,559
	Personal Care Products — 1.0%
29,725	Edgewell Personal Care Co.	1,038,889
60,094	Herbalife Ltd. (a)	453,709
90,196	Olaplex Holdings, Inc. (a)	160,549
		1,653,147
	Pharmaceuticals — 0.9%
55,940	Innoviva, Inc. (a)	1,094,186
5,993	Prestige Consumer Healthcare, Inc. (a)	441,984
		1,536,170
	Professional Services — 0.7%
8,881	CSG Systems International, Inc.	413,943
3,449	Kforce, Inc.	199,318
9,071	NV5 Global, Inc. (a)	207,272
20,283	Upwork, Inc. (a)	275,038
		1,095,571
	Real Estate Management & Development — 0.8%
33,370	Forestar Group, Inc. (a)	1,053,491
13,648	Newmark Group, Inc., Class A	204,583
		1,258,074
	Retail REITs — 0.3%
7,472	InvenTrust Properties Corp.	220,050
13,475	Retail Opportunity Investments Corp.	208,863
		428,913
	Semiconductors & Semiconductor Equipment — 0.8%
43,627	Photronics, Inc. (a)	994,696
5,570	Synaptics, Inc. (a)	382,492
		1,377,188
	Software — 1.1%
36,278	Adeia, Inc.	450,935
145,578	Riot Platforms, Inc. (a)	1,345,141
		1,796,076
	Specialty Retail — 3.7%
14,462	Buckle (The), Inc.	615,503
32,683	Caleres, Inc.	975,588
53,660	Guess?, Inc.	911,683
14,524	ODP (The) Corp. (a)	450,680
63,681	Sally Beauty Holdings, Inc. (a)	827,853
14,501	Shoe Carnival, Inc.	496,949
14,777	Sonic Automotive, Inc., Class A	838,299

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
6,625	Upbound Group, Inc.	$193,715
24,742	Victoria’s Secret & Co. (a)	748,693
		6,058,963
	Technology Hardware, Storage & Peripherals — 1.1%
24,187	Diebold Nixdorf, Inc. (a)	1,119,374
83,252	Xerox Holdings Corp.	680,169
		1,799,543
	Textiles, Apparel & Luxury Goods — 1.2%
9,786	Carter’s, Inc.	535,294
35,393	G-III Apparel Group Ltd. (a)	1,071,700
2,443	Oxford Industries, Inc.	177,411
4,327	Steven Madden Ltd.	194,585
		1,978,990
	Tobacco — 0.6%
20,339	Universal Corp.	1,035,662
	Trading Companies & Distributors — 1.8%
250,479	Custom Truck One Source, Inc. (a)	1,024,459
83,541	DNOW, Inc. (a)	988,290
6,240	Global Industrial Co.	165,547
67,830	MRC Global, Inc. (a)	831,596
		3,009,892
	Water Utilities — 0.5%
3,249	Middlesex Water Co.	198,806
10,943	SJW Group	609,088
		807,894
	Wireless Telecommunication Services — 1.5%
60,177	Gogo, Inc. (a)	394,159
37,168	Telephone and Data Systems, Inc.	1,105,748
15,813	United States Cellular Corp. (a)	975,662
		2,475,569
	Total Common Stocks	163,607,412
	(Cost $163,990,032)
MONEY MARKET FUNDS — 0.2%
341,169	Dreyfus Government Cash Management Fund, Institutional Shares - 4.76% (e)	341,169
	(Cost $341,169)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.2%
$981,067	Bank of America Corp., 4.85% (e), dated 10/31/24, due 11/01/24, with a maturity value of $981,199. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 2.75%, due 11/15/28 to 02/15/50. The value of the collateral including accrued interest is $1,000,688. (f)	$981,067
1,021,110	JPMorgan Chase & Co., 4.85% (e), dated 10/31/24, due 11/01/24, with a maturity value of $1,021,248. Collateralized by U.S. Treasury Securities, interest rates of 1.38% to 4.13%, due 02/28/30 to 08/15/46. The value of the collateral including accrued interest is $1,041,532. (f)	1,021,110
	Total Repurchase Agreements	2,002,177
	(Cost $2,002,177)

	Total Investments — 101.2%	165,950,758
	(Cost $166,333,378)
	Net Other Assets and Liabilities — (1.2)%	(2,032,654)
	Net Assets — 100.0%	$163,918,104

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $1,870,546 and the total value of the collateral held by the Fund is $2,002,177.

(d)	Non-income producing security which makes payment-in- kind distributions.
(e)	Rate shown reflects yield as of October 31, 2024.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust Small Cap Value AlphaDEX® Fund (FYT)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 163,607,412	$ 163,607,412	$ —	$ —
Money Market Funds	341,169	341,169	—	—
Repurchase Agreements	2,002,177	—	2,002,177	—
Total Investments	$165,950,758	$163,948,581	$2,002,177	$—

*	See Portfolio of Investments for industry breakout.

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.4%
23,258	Cadre Holdings, Inc.	$808,681
55,750	Kratos Defense & Security Solutions, Inc. (a)	1,266,640
226,786	Rocket Lab USA, Inc. (a)	2,426,610
33,591	Triumph Group, Inc. (a)	464,899
		4,966,830
	Automobile Components — 0.7%
15,606	Dorman Products, Inc. (a)	1,779,552
107,903	Garrett Motion, Inc. (a)	801,719
		2,581,271
	Banks — 5.7%
59,921	Banc of California, Inc.	920,387
12,343	BancFirst Corp.	1,341,807
41,244	Bancorp (The), Inc. (a)	2,072,923
11,066	City Holding Co.	1,290,296
83,387	First BanCorp	1,607,701
33,521	German American Bancorp, Inc.	1,357,265
13,555	Lakeland Financial Corp.	882,024
41,931	National Bank Holdings Corp., Class A	1,885,218
10,509	Park National Corp.	1,815,745
29,808	QCR Holdings, Inc.	2,357,813
68,184	Stellar Bancorp, Inc.	1,855,968
28,477	Stock Yards Bancorp, Inc.	1,836,197
8,761	Westamerica BanCorp	451,367
		19,674,711
	Beverages — 0.1%
15,294	Vita Coco (The) Co., Inc. (a)	452,855
	Biotechnology — 12.2%
28,154	ACADIA Pharmaceuticals, Inc. (a)	410,767
110,386	ADMA Biologics, Inc. (a)	1,800,396
39,732	Agios Pharmaceuticals, Inc. (a)	1,765,293
40,543	Amicus Therapeutics, Inc. (a)	463,001
26,423	Arcellx, Inc. (a)	2,226,666
94,909	Arcutis Biotherapeutics, Inc. (a)	788,694
128,104	Ardelyx, Inc. (a)	751,971
17,673	Beam Therapeutics, Inc. (a)	387,215
232,276	BioCryst Pharmaceuticals, Inc. (a)	1,860,531
88,798	Catalyst Pharmaceuticals, Inc. (a)	1,935,796
12,739	Celldex Therapeutics, Inc. (a)	331,978
30,301	Denali Therapeutics, Inc. (a)	786,614
388,831	Geron Corp. (a)	1,598,095
162,252	Humacyte, Inc. (a) (b)	819,373
116,398	ImmunityBio, Inc. (a) (b)	606,434
138,339	Iovance Biotherapeutics, Inc. (a)	1,444,259
38,858	Janux Therapeutics, Inc. (a)	2,097,943
Shares	Description	Value

	Biotechnology (Continued)
46,621	Kymera Therapeutics, Inc. (a)	$2,152,492
280,651	MannKind Corp. (a)	1,984,203
45,264	Mirum Pharmaceuticals, Inc. (a)	1,740,853
47,426	Myriad Genetics, Inc. (a)	1,041,475
102,850	Novavax, Inc. (a) (b)	988,389
57,811	Nurix Therapeutics, Inc. (a)	1,420,994
49,035	Protagonist Therapeutics, Inc. (a)	2,247,764
47,583	PTC Therapeutics, Inc. (a)	1,899,513
61,158	Relay Therapeutics, Inc. (a)	344,625
42,119	Rhythm Pharmaceuticals, Inc. (a)	2,010,340
14,722	Spyre Therapeutics, Inc. (a)	478,907
94,339	TG Therapeutics, Inc. (a)	2,364,135
28,751	Twist Bioscience Corp. (a)	1,160,390
64,824	Veracyte, Inc. (a)	2,187,162
		42,096,268
	Building Products — 1.6%
18,552	Apogee Enterprises, Inc.	1,388,432
15,724	AZZ, Inc.	1,197,854
18,558	Griffon Corp.	1,166,927
25,710	Tecnoglass, Inc.	1,761,906
		5,515,119
	Capital Markets — 2.8%
9,995	Artisan Partners Asset Management, Inc., Class A	440,780
141,503	BGC Group, Inc., Class A	1,325,883
16,549	PJT Partners, Inc., Class A	2,299,649
38,829	StepStone Group, Inc., Class A	2,334,788
31,865	Victory Capital Holdings, Inc., Class A	1,909,669
130,029	WisdomTree, Inc.	1,345,800
		9,656,569
	Chemicals — 1.8%
79,690	Aspen Aerogels, Inc. (a)	1,421,670
17,310	Hawkins, Inc.	1,850,439
164,061	Perimeter Solutions S.A. (a)	2,178,730
11,002	Sensient Technologies Corp.	830,431
		6,281,270
	Commercial Services & Supplies — 2.5%
43,416	ACV Auctions, Inc., Class A (a)	750,663
16,951	Brady Corp., Class A	1,205,894
10,775	Cimpress PLC (a)	743,583
61,853	Driven Brands Holdings, Inc. (a)	918,517
40,985	HNI Corp.	2,019,741
309,484	Pitney Bowes, Inc.	2,231,379
65,431	Steelcase, Inc., Class A	787,135
		8,656,912

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Communications Equipment — 0.7%
89,156	Harmonic, Inc. (a)	$988,740
20,494	Lumentum Holdings, Inc. (a)	1,308,952
		2,297,692
	Construction & Engineering — 3.5%
31,613	Construction Partners, Inc., Class A (a)	2,488,891
27,833	Granite Construction, Inc.	2,339,364
11,054	IES Holdings, Inc. (a)	2,417,123
37,994	Primoris Services Corp.	2,379,184
15,217	Sterling Infrastructure, Inc. (a)	2,350,266
		11,974,828
	Construction Materials — 0.6%
18,075	United States Lime & Minerals, Inc.	2,038,499
	Consumer Finance — 0.7%
26,335	Enova International, Inc. (a)	2,288,775
	Consumer Staples Distribution & Retail — 0.6%
52,526	Chefs’ Warehouse (The), Inc. (a)	2,096,838
	Diversified Consumer Services — 2.7%
29,234	Adtalem Global Education, Inc. (a)	2,365,615
45,980	Frontdoor, Inc. (a)	2,284,746
106,923	OneSpaWorld Holdings Ltd.	1,872,222
4,678	Strategic Education, Inc.	406,799
25,866	Stride, Inc. (a)	2,412,781
		9,342,163
	Diversified REITs — 0.8%
48,615	American Assets Trust, Inc.	1,310,174
117,238	Empire State Realty Trust, Inc., Class A	1,242,723
51,425	Global Net Lease, Inc.	400,601
		2,953,498
	Diversified Telecommunication Services — 1.1%
67,507	AST SpaceMobile, Inc. (a)	1,607,342
23,252	Cogent Communications Holdings, Inc.	1,866,438
14,220	Iridium Communications, Inc.	417,072
		3,890,852
	Electric Utilities — 0.2%
9,652	MGE Energy, Inc.	873,409
	Electrical Equipment — 1.3%
46,358	Enovix Corp. (a) (b)	417,454
57,199	Fluence Energy, Inc. (a) (b)	1,244,078
Shares	Description	Value

	Electrical Equipment (Continued)
9,940	Powell Industries, Inc.	$2,534,501
14,511	Thermon Group Holdings, Inc. (a)	380,334
		4,576,367
	Electronic Equipment, Instruments & Components — 1.3%
35,754	Arlo Technologies, Inc. (a)	363,261
8,950	CTS Corp.	442,935
72,047	Knowles Corp. (a)	1,247,854
39,115	Mirion Technologies, Inc. (a)	578,902
10,702	Napco Security Technologies, Inc.	411,813
8,556	OSI Systems, Inc. (a)	1,131,189
8,313	PAR Technology Corp. (a)	490,384
		4,666,338
	Energy Equipment & Services — 1.9%
43,609	Archrock, Inc.	873,052
40,488	Atlas Energy Solutions, Inc. (b)	792,350
23,367	Core Laboratories, Inc.	441,636
25,218	Expro Group Holdings N.V. (a)	321,530
79,518	Helix Energy Solutions Group, Inc. (a)	735,541
30,435	Kodiak Gas Services, Inc.	970,268
52,232	Oceaneering International, Inc. (a)	1,274,461
116,711	Select Water Solutions, Inc.	1,237,137
		6,645,975
	Entertainment — 1.4%
95,163	AMC Entertainment Holdings, Inc., Class A (a) (b)	417,766
10,879	Atlanta Braves Holdings, Inc., Class C (a)	429,829
79,260	Cinemark Holdings, Inc. (a)	2,357,985
41,507	Madison Square Garden Entertainment Corp. (a)	1,731,257
		4,936,837
	Financial Services — 2.0%
4,710	Federal Agricultural Mortgage Corp., Class C	863,202
39,263	Merchants Bancorp	1,450,375
42,858	NMI Holdings, Inc. (a)	1,657,748
293,044	Payoneer Global, Inc. (a)	2,526,039
32,338	Remitly Global, Inc. (a)	581,437
		7,078,801
	Food Products — 1.6%
23,588	Cal-Maine Foods, Inc.	2,070,555
5,128	J & J Snack Foods Corp.	841,607

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
12,453	Simply Good Foods (The) Co. (a)	$419,168
13,980	Tootsie Roll Industries, Inc.	407,797
50,336	Vital Farms, Inc. (a)	1,745,652
		5,484,779
	Gas Utilities — 0.2%
7,108	Chesapeake Utilities Corp.	851,467
	Health Care Equipment & Supplies — 2.7%
66,314	Artivion, Inc. (a)	1,746,048
19,003	LeMaitre Vascular, Inc.	1,679,675
27,541	PROCEPT BioRobotics Corp. (a)	2,478,690
17,856	RxSight, Inc. (a)	904,585
30,629	Tandem Diabetes Care, Inc. (a)	960,832
5,574	UFP Technologies, Inc. (a)	1,488,258
		9,258,088
	Health Care Providers & Services — 3.3%
9,765	Addus HomeCare Corp. (a)	1,214,961
186,684	Alignment Healthcare, Inc. (a)	2,314,882
38,085	Astrana Health, Inc. (a)	2,048,211
191,309	Brookdale Senior Living, Inc. (a)	1,199,508
252,186	LifeStance Health Group, Inc. (a)	1,692,168
17,546	National HealthCare Corp.	2,035,862
59,839	NeoGenomics, Inc. (a)	813,212
		11,318,804
	Health Care REITs — 0.5%
11,802	LTC Properties, Inc.	450,836
15,453	National Health Investors, Inc.	1,184,473
		1,635,309
	Health Care Technology — 1.2%
50,646	Doximity, Inc., Class A (a)	2,113,964
62,422	Evolent Health, Inc., Class A (a)	1,457,554
38,729	Phreesia, Inc. (a)	708,353
		4,279,871
	Hotels, Restaurants & Leisure — 4.1%
28,833	Brinker International, Inc. (a)	2,961,437
32,033	Cheesecake Factory (The), Inc.	1,480,565
12,717	Dave & Buster’s Entertainment, Inc. (a)	469,639
168,919	Global Business Travel Group I (a)	1,288,852
8,037	Papa John’s International, Inc.	421,058
7,954	Red Rock Resorts, Inc., Class A	409,313
481,006	Sabre Corp. (a)	1,539,219
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
12,585	Shake Shack, Inc., Class A (a)	$1,531,217
62,245	Sweetgreen, Inc., Class A (a)	2,247,045
19,155	Travel + Leisure Co.	915,801
8,557	United Parks & Resorts, Inc. (a)	450,355
24,715	Wendy’s (The) Co.	472,304
		14,186,805
	Household Products — 0.3%
3,423	WD-40 Co.	897,066
	Industrial REITs — 0.4%
9,651	Innovative Industrial Properties, Inc.	1,246,813
	Insurance — 4.8%
44,309	Baldwin Insurance Group (The), Inc. (a)	2,049,734
19,769	Goosehead Insurance, Inc., Class A (a)	2,152,844
78,774	Lemonade, Inc. (a) (b)	1,872,458
35,037	Mercury General Corp.	2,369,552
104,037	Oscar Health, Inc., Class A (a)	1,747,822
18,648	Palomar Holdings, Inc. (a)	1,674,031
43,341	Skyward Specialty Insurance Group, Inc. (a)	1,916,106
52,563	Trupanion, Inc. (a)	2,879,401
		16,661,948
	Interactive Media & Services — 0.6%
43,256	Cargurus, Inc. (a)	1,341,801
25,835	Cars.com, Inc. (a)	413,102
12,344	Yelp, Inc. (a)	421,424
		2,176,327
	IT Services — 0.4%
32,162	DigitalOcean Holdings, Inc. (a)	1,272,972
	Leisure Products — 0.7%
277,563	Peloton Interactive, Inc., Class A (a)	2,359,286
	Life Sciences Tools & Services — 0.5%
8,938	Azenta, Inc. (a)	367,262
51,877	BioLife Solutions, Inc. (a)	1,213,922
1,080	OmniAb, Inc. - 12.5 Earnout Shares (a) (c) (d) (e) (f)	0
1,080	OmniAb, Inc. - 15 Earnout Shares (a) (c) (d) (e) (f)	0
		1,581,184
	Machinery — 3.9%
47,037	Atmus Filtration Technologies, Inc.	1,831,621
36,808	Blue Bird Corp. (a)	1,549,985
21,071	Enerpac Tool Group Corp.	929,652

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
10,071	ESCO Technologies, Inc.	$1,264,313
81,351	Mueller Water Products, Inc., Class A	1,756,368
78,640	REV Group, Inc.	2,083,960
4,829	Standex International Corp.	887,957
17,753	Symbotic, Inc. (a) (b)	493,356
4,507	Tennant Co.	394,633
63,336	Trinity Industries, Inc.	2,171,158
		13,363,003
	Media — 1.6%
88,905	EchoStar Corp., Class A (a)	2,227,959
81,651	Integral Ad Science Holding Corp. (a)	966,748
26,921	John Wiley & Sons, Inc., Class A	1,327,205
93,789	Magnite, Inc. (a)	1,170,487
		5,692,399
	Metals & Mining — 1.0%
80,037	Century Aluminum Co. (a)	1,412,653
320,730	Coeur Mining, Inc. (a)	2,065,501
		3,478,154
	Mortgage REITs — 0.9%
22,777	Blackstone Mortgage Trust, Inc., Class A	414,769
33,153	Franklin BSP Realty Trust, Inc.	431,321
91,092	PennyMac Mortgage Investment Trust	1,227,920
93,586	Two Harbors Investment Corp.	1,076,239
		3,150,249
	Office REITs — 0.3%
29,102	COPT Defense Properties	937,084
	Oil, Gas & Consumable Fuels — 1.1%
72,895	Calumet, Inc. (a)	1,554,851
8,435	CONSOL Energy, Inc.	935,610
12,579	Dorian LPG Ltd.	362,904
19,502	Kinetik Holdings, Inc.	949,162
		3,802,527
	Paper & Forest Products — 0.6%
25,702	Sylvamo Corp.	2,185,184
	Passenger Airlines — 0.8%
20,763	SkyWest, Inc. (a)	1,976,638
364,731	Wheels Up Experience, Inc. (a) (b)	744,051
		2,720,689
	Pharmaceuticals — 2.9%
265,219	Amneal Pharmaceuticals, Inc. (a)	2,246,405
Shares	Description	Value

	Pharmaceuticals (Continued)
26,767	Amphastar Pharmaceuticals, Inc. (a)	$1,352,536
14,795	ANI Pharmaceuticals, Inc. (a)	846,940
33,015	Avadel Pharmaceuticals PLC (a)	510,742
45,685	Collegium Pharmaceutical, Inc. (a)	1,559,686
44,133	Harmony Biosciences Holdings, Inc. (a)	1,417,993
8,819	Ligand Pharmaceuticals, Inc. (a)	932,168
101,454	Ocular Therapeutix, Inc. (a)	1,068,311
		9,934,781
	Professional Services — 1.4%
6,434	CBIZ, Inc. (a)	443,496
10,069	CRA International, Inc.	1,833,968
11,949	Huron Consulting Group, Inc. (a)	1,382,858
7,789	ICF International, Inc.	1,313,147
		4,973,469
	Real Estate Management & Development — 0.4%
79,878	Kennedy-Wilson Holdings, Inc.	853,896
7,426	St. Joe (The) Co.	383,924
		1,237,820
	Residential REITs — 1.0%
97,638	Apartment Investment and Management Co., Class A (a)	824,065
50,180	Elme Communities	846,537
20,056	NexPoint Residential Trust, Inc.	835,332
44,874	UMH Properties, Inc.	836,900
		3,342,834
	Retail REITs — 1.4%
3,642	Alexander’s, Inc.	826,843
27,747	Getty Realty Corp.	870,978
48,390	Macerich (The) Co.	904,893
26,602	Tanger, Inc.	883,985
60,729	Urban Edge Properties	1,350,613
		4,837,312
	Semiconductors & Semiconductor Equipment — 1.0%
38,662	Semtech Corp. (a)	1,708,474
7,573	SiTime Corp. (a)	1,279,913
13,070	Veeco Instruments, Inc. (a)	376,154
		3,364,541
	Software — 8.0%
8,100	Agilysys, Inc. (a)	810,324
55,970	Alkami Technology, Inc. (a)	2,049,062
12,682	Appian Corp., Class A (a)	453,381
149,983	AvePoint, Inc. (a)	1,820,794
7,852	BlackLine, Inc. (a)	434,765
228,073	Cipher Mining, Inc. (a)	1,124,400

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
66,585	Clear Secure, Inc., Class A	$2,448,996
69,913	Clearwater Analytics Holdings, Inc., Class A (a)	1,825,428
36,908	Intapp, Inc. (a)	1,851,674
15,581	InterDigital, Inc.	2,344,006
24,956	Jamf Holding Corp. (a)	415,268
49,896	Klaviyo, Inc., Class A (a)	1,897,545
21,049	MeridianLink, Inc. (a)	462,236
26,203	Progress Software Corp.	1,679,350
41,069	RingCentral, Inc., Class A (a)	1,478,895
112,367	SEMrush Holdings, Inc., Class A (a)	1,473,131
67,635	SolarWinds Corp.	884,666
92,917	SoundHound AI, Inc., Class A (a) (b)	467,373
377,200	Terawulf, Inc. (a) (b)	2,459,344
33,732	Vertex, Inc., Class A (a)	1,400,215
		27,780,853
	Specialized REITs — 1.8%
17,999	EPR Properties	816,615
30,115	Four Corners Property Trust, Inc.	829,969
26,950	National Storage Affiliates Trust	1,135,943
96,045	Outfront Media, Inc.	1,705,759
84,126	Safehold, Inc.	1,790,201
		6,278,487
	Specialty Retail — 0.7%
60,269	Chewy, Inc., Class A (a)	1,625,455
54,050	Warby Parker, Inc., Class A (a)	915,066
		2,540,521
	Technology Hardware, Storage & Peripherals — 0.2%
49,542	IonQ, Inc. (a) (b)	744,616
	Textiles, Apparel & Luxury Goods — 0.6%
126,671	Wolverine World Wide, Inc.	1,949,467
	Trading Companies & Distributors — 0.9%
57,300	Distribution Solutions Group, Inc. (a)	2,206,050
18,132	H&E Equipment Services, Inc.	947,397
		3,153,447
	Water Utilities — 0.5%
5,199	American States Water Co.	428,709
23,959	California Water Service Group	1,244,910
		1,673,619
	Total Common Stocks	345,894,452
	(Cost $298,997,794)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
442,647	Dreyfus Government Cash Management Fund, Institutional Shares - 4.76% (g)	$442,647
	(Cost $442,647)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.3%
$3,889,115	Bank of America Corp., 4.85% (g), dated 10/31/24, due 11/01/24, with a maturity value of $3,889,639. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 2.75%, due 11/15/28 to 02/15/50. The value of the collateral including accrued interest is $3,966,897. (h)	3,889,115
4,047,853	JPMorgan Chase & Co., 4.85% (g), dated 10/31/24, due 11/01/24, with a maturity value of $4,048,398. Collateralized by U.S. Treasury Securities, interest rates of 1.38% to 4.13%, due 02/28/30 to 08/15/46. The value of the collateral including accrued interest is $4,128,810. (h)	4,047,853
	Total Repurchase Agreements	7,936,968
	(Cost $7,936,968)

	Total Investments — 102.3%	354,274,067
	(Cost $307,377,409)
	Net Other Assets and Liabilities — (2.3)%	(8,038,195)
	Net Assets — 100.0%	$346,235,872

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $7,403,828 and the total value of the collateral held by the Fund is $7,936,968.

(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).

First Trust Small Cap Growth AlphaDEX® Fund (FYC)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
(e)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At October 31, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(f)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(g)	Rate shown reflects yield as of October 31, 2024.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$ 1,581,184	$ 1,581,184	$ —	$ —**
Other Industry Categories*	344,313,268	344,313,268	—	—
Money Market Funds	442,647	442,647	—	—
Repurchase Agreements	7,936,968	—	7,936,968	—
Total Investments	$354,274,067	$346,337,099	$7,936,968	$—**

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of October 31, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	1,080	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	1,080	0.00	0	0	0.00
				$0	$0	0.00%

First Trust Exchange-Traded AlphaDEX® Fund
Additional Information
October 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq AlphaDEX Large Cap CoreTM Index, Nasdaq AlphaDEX Mid Cap CoreTM Index, Nasdaq AlphaDEX Small Cap CoreTM Index, Nasdaq AlphaDEX Large Cap ValueTM Index, Nasdaq AlphaDEX Large Cap GrowthTM Index, Nasdaq AlphaDEX Multi Cap ValueTM Index, Nasdaq AlphaDEX Multi Cap GrowthTM Index, Nasdaq AlphaDEX Mid Cap ValueTM Index, Nasdaq AlphaDEX Mid Cap GrowthTM Index, Nasdaq AlphaDEX Small Cap ValueTM Index and Nasdaq AlphaDEX Small Cap GrowthTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indexes. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.